                                                    Prospectus dated May 1, 2006

                             (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                          Venture III Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in VENTURE III flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture III variable annuity contract for the name of your issuing Company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture III variable annuity Contract on or after May 1, 2006.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:

JOHN HANCOCK TRUST
500 Index Trust
Active Bond Trust
All Cap Core Trust
All Cap Growth Trust
All Cap Value Trust
American Blue Chip Income & Growth Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust
Core Equity Trust
Dynamic Growth Trust
Emerging Growth Trust
Emerging Small Company Trust
Equity-Income Trust
Financial Services Trust
Fundamental Value Trust
Global Trust
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly International Stock Trust)
International Equity Index Trust A
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Large Cap Value Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Core Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Mid Cap Value Trust
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Small Cap Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust
Small Company Value Trust
Special Value Trust
Strategic Bond Trust
Strategic Income Trust
Strategic Opportunities Trust
Strategic Value Trust
Total Return Trust
Total Stock Market Index Trust
U.S. Core Trust (formerly Growth & Income Trust)
U.S. Global Leaders Growth Trust
U.S. Government Securities Trust
U.S. High Yield Bond Trust
U.S. Large Cap Trust
Utilities Trust
Value Trust

FAM VARIABLE SERIES FUNDS, INC. (1)
Mercury Basic Value V. I. Fund
Mercury Value Opportunities
V. I. Fund
Mercury Global Allocation
V. I. Fund

PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio

(1) Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

    ANNUITIES SERVICE CENTER                MAILING ADDRESS
    ------------------------                ---------------
       601 Congress Street               Post Office Box 55230
Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029     www.johnhancockannuities.com

          JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

    ANNUITIES SERVICE CENTER                MAILING ADDRESS
    ------------------------                ---------------
       601 Congress Street               Post Office Box 55013
Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078      www.johnhancocknewyork.com

                                Table of Contents

GLOSSARY OF SPECIAL TERMS..................................................    1
OVERVIEW...................................................................    3
FEE TABLES.................................................................    7
   EXAMPLES................................................................    9
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS..........   14
   THE COMPANIES...........................................................   14
   THE SEPARATE ACCOUNTS...................................................   15
   THE FUNDS...............................................................   15
   VOTING INTEREST.........................................................   23
DESCRIPTION OF THE CONTRACT................................................   24
   ELIGIBLE PLANS..........................................................   24
   ACCUMULATION PERIOD PROVISIONS..........................................   24
      Purchase Payments....................................................   24
      Accumulation Units...................................................   24
      Value of Accumulation Units..........................................   25
      Net Investment Factor................................................   25
      Transfers Among Investment Options...................................   25
      Maximum Number of Investment Options.................................   26
      Telephone and Electronic Transactions................................   26
      Special Transfer Services-Dollar Cost Averaging......................   27
      Special Transfer Services - Asset Rebalancing Program................   27
      Withdrawals..........................................................   28
      Special Withdrawal Services - The Income Plan........................   28
      Optional Guaranteed Minimum Withdrawal Benefits......................   28
      Death Benefit During the Accumulation Period.........................   29
      Optional Enhanced Death Benefits.....................................   30
   PAY-OUT PERIOD PROVISIONS...............................................   30
      General..............................................................   30
      Annuity Options......................................................   31
      Determination of Amount of the First Variable Annuity Benefit
         Payment...........................................................   32
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments..................................................   32
      Transfers During Pay-out Period......................................   32
      Death Benefit During Pay-out Period..................................   33
      Optional Guaranteed Minimum Income Benefits..........................   33
   OTHER CONTRACT PROVISIONS...............................................   33
      Right to Review......................................................   33
      Ownership............................................................   33
      Annuitant............................................................   34
      Beneficiary..........................................................   34
      Modification.........................................................   34
      Our Approval.........................................................   34
      Misstatement and Proof of Age, Sex or Survival.......................   34
   FIXED INVESTMENT OPTIONS................................................   34
CHARGES AND DEDUCTIONS.....................................................   36
   WITHDRAWAL CHARGES......................................................   36
   ASSET-BASED CHARGES.....................................................   37
      Daily Administration Fee.............................................   37
      Distribution Fee.....................................................   37
      Mortality and Expense Risks Fee......................................   37
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS......................   37
   PREMIUM TAXES...........................................................   38
FEDERAL TAX MATTERS........................................................   39
   INTRODUCTION............................................................   39
   OUR TAX STATUS..........................................................   39
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS............................   39
   NON-QUALIFIED CONTRACTS.................................................   39
      Undistributed Gains..................................................   39
      Taxation of Annuity Payments.........................................   40
      Surrenders, Withdrawals and Death Benefits...........................   40
      Taxation of Death Benefit Proceeds...................................   40
      Penalty Tax on Premature Distributions...............................   41
      Puerto Rico Non-Qualified Contracts..................................   41
      Diversification Requirements.........................................   41
   QUALIFIED CONTRACTS.....................................................   42
      Penalty Tax on Premature Distributions...............................   42
      Tax-Free Rollovers...................................................   43
      Loans................................................................   43
      Puerto Rico Contracts Issued to Fund Retirement Plans................   44
   SEE YOUR OWN TAX ADVISER................................................   44
GENERAL MATTERS............................................................   45
   ASSET ALLOCATION SERVICES...............................................   45
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM................   45
   DISTRIBUTION OF CONTRACTS...............................................   45
      Standard Compensation................................................   45
      Additional Compensation and Revenue Sharing..........................   46
      Differential Compensation............................................   46
   CONFIRMATION STATEMENTS.................................................   46
   REINSURANCE ARRANGEMENTS................................................   46
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE...................    1
APPENDIX B: QUALIFIED PLAN TYPES...........................................    1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS...............................    1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS................    1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS....................    1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES.................................    1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accountant...............................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accountant...............................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus describes Contracts purchased before May 1, 2006. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2006. In certain instances, your Contract may have a Contract Date after this date.

We do not authorize this Prospectus for use in connection with the purchase of a new Venture III Variable Annuity Contract on or after May 1, 2006. Although we still offer Venture III Contracts for sale, we make the offer through different prospectuses.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. Generally, the amount of the death benefit will be the greater of: (a) the Contract Value or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payment must be at least $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

-    Annual Step Death Benefit.

- Guaranteed Earnings Multiplier Death Benefit - not offered in New York or Washington;

-    Triple Protection Death Benefit - not offered in New York;

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

-    Principal Plus;

-    Principal Plus for Life.

Appendix E: Optional Guaranteed Minimum Income Benefits

-    Guaranteed Retirement Income Program - offered by John Hancock USA;

-    Guaranteed Retirement Income Program - offered by John Hancock New York.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds; and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;

-    the nature of any Qualified Plan for which the Contract is being used; and

-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables

The following tables describe the fees and expenses you paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(A)

MAXIMUM WITHDRAWAL CHARGE
-------------------------
(as percentage of Purchase Payments)(B)
   First Year                               6%
   Second Year                              5%
   Third Year                               4%
   Thereafter                               0%

TRANSFER FEE(C)                           $25
   Maximum Fee                            $ 0
   Current Fee

(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").

(B) The charge is taken within the specified period of years measured from the date of payment.

(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                                          JOHN HANCOCK USA   JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE                                              $0                    $0
-------------------                                       ----------------   ---------------------
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
Mortality and Expense Risks Fee                                 1.25%                1.25%
Distribution Fee                                                0.25%                0.25%
Administration Fee - asset based                                0.15%                0.15%
                                                             ----------           -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                          1.65%                1.65%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee(B)                       0.20%                0.20%
Optional Guaranteed Earnings Multiplier Benefit Fee             0.20%             not offered
                                                             ----------           -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                          2.05%                1.85%
(With Annual Step Death Benefit and Guaranteed
   Earnings Multiplier fee reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits(C)
(as a percentage of Adjusted Guaranteed Withdrawal
   Balance)
      Maximum Fee                                               0.75%                0.75%
      Current Fee - Principal Plus for Life                     0.40%                0.40%
      Current Fee - Principal Plus                              0.30%                0.30%

Optional Guaranteed Minimum Income Programs(D)
(as a percentage of Income Base)
      Guaranteed Retirement Income Program I                 not offered             0.30%
      Guaranteed Retirement Income Program II                   0.45%                0.45%
      Guaranteed Retirement Income Program III                  0.50%             not offered

Optional Triple Protection Death Benefit(E)                     0.50%             not offered
(as a percentage of Triple Protection Death Benefit)

(A) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(B) The charge for the optional Annual Step Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005

(C) The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(D) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus. Availability varied by state and when you purchased your Contract. See Appendix E for availability.

(E) Subject to state availability, John Hancock USA offered the Triple Protection Death Benefit from December, 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program II or Guaranteed Retirement Income Program III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                       MINIMUM(A)   MAXIMUM
------------------------------------                       ----------   -------
Range of expenses that are deducted from Fund assets,         0.76%      1.60%
   including management fees, Rule 12b-1 fees, and other
   expenses for Contracts issued on and after May 13,
   2002

Range of expenses that are deducted from Fund assets,         0.56%      1.40%
   including management fees, Rule 12b-1 fees, and other
   expenses for Contracts issued prior to May 13, 2002

(A) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Accounts invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

JOHN HANCOCK USA VENTURE III CONTRACTS WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, Guaranteed Earnings Multiplier Death Benefit, and Principal Plus for Life optional Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 1. Maximum Fund operating expenses - John Hancock USA Contract with previously offered optional Riders

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $993     $1,723    $2,283    $4,635
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $446     $1,245    $2,283    $4,635

JOHN HANCOCK USA VENTURE III CONTRACTS WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, Guaranteed Earnings Multiplier and the previously offered Guaranteed Retirement Income Program III optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds that are available to Contracts issued after May 13, 2002. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 2. Maximum Fund operating expenses - John Hancock USA Contract with optional Riders

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $967     $1,646    $2,152    $4,442
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $420     $1,275    $2,152    $4,442

JOHN HANCOCK USA VENTURE III CONTRACTS WITH NO OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds that are available to such Contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 3. Minimum Fund operating expenses - John Hancock USA Contract with no optional Riders

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $799     $1,141    $1,283    $2,734
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $244     $  750    $1,283    $2,734

JOHN HANCOCK USA PREVIOUSLY ISSUED VENTURE III CONTRACTS ELIGIBLE TO INVEST IN SERIES I SHARES OF THE JOHN HANCOCK TRUST. The next two examples apply to Venture III Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 4 also assumes that we issued the Contract with three optional Riders that were available at the time: Annual Step Death Benefit, Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program II. This example also assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 4. Maximum Fund operating expenses- Previously issued John Hancock
          USA Contract with optional Riders

                          (issued before May 13, 2002)

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $962     $1,633    $2,132    $4,417
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $415     $1,262    $2,132    $4,417

The fifth example also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 5. Minimum Fund operating expenses - Previously issued John Hancock
          USA Contract with no optional Riders

                          (issued before May 13, 2002)

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $780     $1,084    $1,182    $2,533
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $224     $  690    $1,182    $2,533

JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and Principal Plus for Life optional Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 6. Maximum Fund operating expenses - John Hancock New York Contract with optional Riders

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $975     $1,668    $2,190    $4,467
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $426     $1,297    $2,190    $4,467

JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH PREVIOUSLY OFFERED OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and the previously offered Guaranteed Retirement Income Program II optional benefit Rider. This example also assumes that your Contract has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 7. Maximum Fund operating expenses- John Hancock New York Contract with previously offered optional Riders

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $930     $1,536    $1,969    $4,116
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $380     $1,161    $1,969    $4,116

JOHN HANCOCK NEW YORK VENTURE III CONTRACTS WITH NO OPTIONAL BENEFITS The next example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 8. Minimum Fund operating expenses - John Hancock New York Contract with no optional Riders

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $799     $1,141    $1,283    $2,734
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $244     $  750    $1,283    $2,734

THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOU CONTRACT WAS ISSUED AFTER MAY 13, 2005. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002.)

                                                                                                            TOTAL FUND   TOTAL FUND
                                                             MANAGEMENT     12B-1       12B-1       OTHER     ANNUAL       ANNUAL
                                                                FEES        FEES         FEES     EXPENSES   EXPENSES     EXPENSES
                                                             ----------  ----------  -----------  --------  ----------  -----------
JOHN HANCOCK TRUST:                                                      (Series I)  (Series II)            (Series I)  (Series II)
   500 Index Trust (See Notes 1 and 2.)                         0.46%       0.05%       0.25%       0.05%      0.56%       0.76%
   Active Bond Trust                                            0.60%       0.05%       0.25%       0.07%      0.72%       0.92%
   All Cap Core Trust (See Notes 1 and 2.)                      0.80%       0.05%       0.25%       0.07%      0.92%       1.12%
   All Cap Growth Trust (See Notes 1 and 2.)                    0.85%       0.05%       0.25%       0.06%      0.96%       1.16%
   All Cap Value Trust (See Notes 1 and 2.)                     0.83%       0.05%       0.25%       0.07%      0.95%       1.15%
   American Blue Chip Income and Growth Trust (See Notes
      1 and 3.)                                                 0.44%       0.60%       0.75%       0.04%      1.08%       1.23%
   American Bond Trust (See Notes 1, 2 and 3.)                  0.43%       0.60%       0.75%       0.04%      1.07%       1.22%
   American Growth Trust (See Notes 1 and 3.)                   0.33%       0.60%       0.75%       0.04%      0.97%       1.12%
   American Growth-Income Trust
      (See Notes 1 and 3.)                                      0.28%       0.60%       0.75%       0.05%      0.93%       1.08%
   American International Trust (See Notes 1 and 3.)            0.52%       0.60%       0.75%       0.08%      1.20%       1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)               0.81%       0.05%       0.25%       0.07%      0.93%       1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)              0.81%       0.05%       0.25%       0.05%      0.91%       1.11%
   Classic Value Trust (See Note 2.)                            0.80%       0.05%       0.25%       0.24%      1.09%       1.29%
   Core Bond Trust (See Notes 1 and 5.)                         0.67%       0.05%       0.25%       0.07%      0.79%       0.99%
   Core Equity Trust (See Notes 1 and 2.)                       0.79%       0.05%       0.25%       0.06%      0.90%       1.10%
   Dynamic Growth Trust (See Notes 1 and 2.)                    0.95%       0.05%       0.25%       0.07%      1.07%       1.27%
   Emerging Growth Trust (See Notes 1 and 2.)                   0.80%       0.05%       0.25%       0.08%      0.93%       1.13%
   Emerging Small Company Trust
      (See Notes 1 and 2.)                                      0.97%       0.05%       0.25%       0.07%      1.09%       1.29%
   Equity-Income (See Notes 1, 2 and 4.)                        0.81%       0.05%       0.25%       0.05%      0.91%       1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)             0.82%       0.05%       0.25%       0.09%      0.96%       1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)              0.77%       0.05%       0.25%       0.05%      0.87%       1.07%
   Global Trust (See Notes 1, 2 and 7.)                         0.82%       0.05%       0.25%       0.16%      1.03%       1.23%
   Global Allocation Trust (See Notes 1 and 2.)                 0.85%       0.05%       0.25%       0.19%      1.09%       1.29%
   Global Bond Trust (See Note 2.)                              0.70%       0.05%       0.25%       0.12%      0.87%       1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)                1.05%       0.05%       0.25%       0.12%      1.22%       1.42%
   High Yield Trust (See Notes 1 and 2.)                        0.66%       0.05%       0.25%       0.07%      0.78%       0.98%
   Income & Value Trust (See Note 2.)                           0.79%       0.05%       0.25%       0.08%      0.92%       1.12%
   Index Allocation Trust (See Notes 1, 2 and 8.)               0.05%       0.05%       0.25%       0.50%      0.60%       0.80%
   International Core Trust (formerly
      "International Stock") (See Notes 1 and 2.)               0.89%       0.05%       0.25%       0.07%      1.01%       1.21%
   International Equity Index Trust A
      (See Notes 1, 2 and 3.)                                   0.54%       0.05%       0.25%       0.09%      0.68%       0.88%
   International Opportunities Trust
      (See Notes 1 and 2.)                                      0.90%       0.05%       0.25%       0.06%      1.01%       1.21%

                                                                                                            TOTAL FUND   TOTAL FUND
                                                             MANAGEMENT     12B-1       12B-1       OTHER     ANNUAL       ANNUAL
                                                                FEES        FEES         FEES     EXPENSES   EXPENSES     EXPENSES
                                                             ----------  ----------  -----------  --------  ----------  -----------
JOHN HANCOCK TRUST:                                                      (Series I)  (Series II)            (Series I)  (Series II)
   International Small Cap Trust
      (See Notes 1 and 2.)                                      0.92%       0.05%       0.25%       0.21%      1.18%       1.38%
   International Value Trust (See Notes 1, 2 and 7.)            0.82%       0.05%       0.25%       0.19%      1.06%       1.26%
   Investment Quality Bond Trust
      (See Notes 1 and 2.)                                      0.60%       0.05%       0.25%       0.09%      0.74%       0.94%
   Large Cap Trust (See Notes 1, 2 and 3.)                      0.84%       0.05%       0.25%       0.05%      0.94%       1.14%
   Large Cap Value Trust (See Notes 1 and 2.)                   0.84%       0.05%       0.25%       0.08%      0.97%       1.17%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)              0.05%       0.05%       0.25%       0.95%      1.05%       1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)                0.05%       0.05%       0.25%       0.86%      0.96%       1.16%
   Lifestyle Conservative Trust (See Notes 1 and 9.)            0.05%       0.05%       0.25%       0.78%      0.88%       1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)                  0.05%       0.05%       0.25%       0.89%      0.99%       1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)                0.05%       0.05%       0.25%       0.81%      0.91%       1.11%
   Mid Cap Core Trust (See Note 2.)                             0.87%       0.05%       0.25%       0.08%      1.00%       1.20%
   Mid Cap Index Trust (See Notes 1 and 2.)                     0.49%       0.05%       0.25%       0.04%      0.58%       0.78%
   Mid Cap Stock Trust (See Notes 1 and 2.)                     0.84%       0.05%       0.25%       0.08%      0.97%       1.17%
   Mid Cap Value Trust (See Notes 1 and 2.)                     0.85%       0.05%       0.25%       0.05%      0.95%       1.15%
   Money Market Trust (See Notes 1 and 2.)                      0.48%       0.05%       0.25%       0.04%      0.57%       0.77%
   Natural Resources Trust (See Notes 1 and 2.)                 1.00%       0.05%       0.25%       0.07%      1.12%       1.32%
   Pacific Rim Trust (See Notes 1 and 2.)                       0.80%       0.05%       0.25%       0.24%      1.09%       1.29%
   Quantitative All Cap Trust (See Notes 1 and 2.)              0.71%       0.05%       0.25%       0.06%      0.82%       1.02%
   Quantitative Mid Cap Trust (See Notes 1 and 2.)              0.74%       0.05%       0.25%       0.10%      0.89%       1.09%
   Quantitative Value Trust (See Notes 1 and 2.)                0.70%       0.05%       0.25%       0.06%      0.81%       1.01%
   Real Estate Securities Trust (See Notes 1 and 2.)            0.70%       0.05%       0.25%       0.06%      0.81%       1.01%
   Real Return Bond Trust (See Note 2.)                         0.70%       0.05%       0.25%       0.07%      0.82%       1.02%
   Science & Technology Trust
      (See Notes 1, 2 and 4.)                                   1.05%       0.05%       0.25%       0.07%      1.17%       1.37%
   Small Cap Trust (See Notes 1, 2 and 5.)                      0.85%       0.05%       0.25%       0.03%      0.93%       1.13%
   Small Cap Growth Trust (See Note 1.)                         1.07%       0.05%       0.25%       0.06%      1.18%       1.38%
   Small Cap Index Trust (See Notes 1 and 2.)                   0.49%       0.05%       0.25%       0.04%      0.58%       0.78%
   Small Cap Opportunities Trust
      (See Notes 1 and 2.)                                      0.99%       0.05%       0.25%       0.08%      1.12%       1.32%
   Small Cap Value Trust (See Notes 1 and 10.)                  1.07%       0.05%       0.25%       0.05%      1.17%       1.37%
   Small Company Trust (See Notes 1 and 2.)                     1.04%       0.05%       0.25%       0.31%      1.40%       1.60%
   Small Company Value Trust (See Notes 1 and 2.)               1.03%       0.05%       0.25%       0.05%      1.13%       1.33%
   Special Value Trust (See Notes 1 and 2.)                     1.00%       0.05%       0.25%       0.21%      1.26%       1.46%
   Strategic Bond Trust (See Notes 1 and 2.)                    0.67%       0.05%       0.25%       0.08%      0.80%       1.00%
   Strategic Income Trust (See Notes 1 and 2.)                  0.73%       0.05%       0.25%       0.30%      1.08%       1.28%
   Strategic Opportunities Trust
      (See Notes 1 and 2.)                                      0.80%       0.05%       0.25%       0.08%      0.93%       1.13%
   Strategic Value Trust (See Notes 1 and 2.)                   0.85%       0.05%       0.25%       0.08%      0.98%       1.18%
   Total Return Trust (See Note 2.)                             0.70%       0.05%       0.25%       0.07%      0.82%       1.02%
   Total Stock Market Index Trust
      (See Notes 1 and 2.)                                      0.49%       0.05%       0.25%       0.04%      0.58%       0.78%
   U.S. Core Trust (formerly "Growth & Income")
      (See Note 2.)                                             0.76%       0.05%       0.25%       0.05%      0.86%       1.06%
   U.S. Global Leaders Growth Trust
      (See Notes 1 and 2.)                                      0.70%       0.05%       0.25%       0.06%      0.81%       1.01%
   U.S. Government Securities Trust
       (See Notes 1 and 2.)                                     0.59%       0.05%       0.25%       0.07%      0.71%       0.91%
   U.S. High Yield Bond Trust (See Notes 1 and 5.)              0.74%       0.05%       0.25%       0.21%      1.00%       1.20%
   U.S. Large Cap Trust (See Notes 1 and 2.)                    0.83%       0.05%       0.25%       0.06%      0.94%       1.14%
   Utilities Trust (See Notes 1 and 2.)                         0.85%       0.05%       0.25%       0.19%      1.09%       1.29%
   Value Trust (See Notes 1 and 2.)                             0.74%       0.05%       0.25%       0.06%      0.85%       1.05%
FAM VARIABLE SERIES FUNDS, INC. (CLASS II):
   Mercury Basic Value F.I. Fund                                0.60%        N/A        0.15%       0.07%       N/A        0.82%
   Mercury Global Allocation V.I. Fund                          0.65%        N/A        0.15%       0.12%       N/A        0.92%
   Mercury Value Opportunities V.I. Fund                        0.75%        N/A        0.15%       0.09%       N/A        0.99%
PIMCO VARIABLE INSURANCE TRUST (CLASS M):
   VIT All Asset Portfolio (See Note 11.)                       0.20%        N/A        0.25%       1.08%       N/A        1.53%

NOTES TO FUND EXPENSE TABLE:

1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.

2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth and American International Funds would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47%, respectively; the Total Fund Annual Expenses shown for Series I Class shares of such Funds would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%, respectively; and Total Fund Annual Expenses shown for Series II Class shares of such Funds would be 1.19%, 1.18%, 1.09%, 1.05% and 1.30%, respectively.

4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.

5.   This Fund commenced operations on April 29, 2005.

6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).

7. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global Trust and the International Value Trust was 0.77% and 0.78%, respectively. These voluntary fee waivers may be terminated at any time by the adviser.

8. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series I Class shares and Series II Class shares of this Fund would have been 0.67% and 0.87%, respectively.

9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.

10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.

11. "Other Expenses" for the PIMCO All Asset Portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset Portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the Fund's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

General Information About Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category-of-16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics;
Standard & Poor's   2nd category of 21

John Hancock USA has also received the following rating from Moody's:

Aa2                 Excellent in financial strength; 3rd category of 21
Moody's

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:

-    the John Hancock Trust; or

- the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or

- for certain John Hancock USA Contracts issued before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund".

THE FUNDS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK", an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution Of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") and the PIMCO All Asset Portfolio are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds and the PIMCO All Asset Portfolio contain a description of the underlying funds for the Fund, and associated investment risks.

Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
         (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)

AIM CAPITAL MANAGEMENT, INC.
   All Cap Growth Trust          Seeks long-term capital appreciation by
                                 investing the Fund's assets under normal market
                                 conditions, principally in common stocks of
                                 companies that are likely to benefit from new
                                 or innovative products, services or processes,
                                 as well as those that have experienced above
                                 average, long-term growth in earnings and have
                                 excellent prospects for future growth.

   Mid Cap Core Trust            Seeks long-term growth of capital by investing,
                                 normally, at least 80% of its assets in equity
                                 securities, including convertible securities,
                                 of mid-capitalization companies.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   Small Company Trust           Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities of smaller-capitalization
                                 U.S. companies. The subadviser uses
                                 quantitative, computer-driven models to
                                 construct the portfolio of stocks for the Small
                                 Company Trust.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust          Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income by investing the
                                 Fund's assets in both equity and fixed-income
                                 securities. The subadviser has full discretion
                                 to determine the allocation between equity and
                                 fixed income securities.

   U.S. Large Cap Trust          Seeks long-term growth of capital and income by
                                 investing the Fund's assets, under normal
                                 market conditions, primarily in equity and
                                 equity-related securities of companies with
                                 market capitalization greater than $500
                                 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
   American Blue Chip Income     Invests all of its assets in Class 2 shares of
   & Growth Trust                the Blue Chip Income and Growth Fund, a series
                                 of American Fund Insurance Series. The Blue
                                 Chip Income and Growth Fund invests primarily
                                 in common stocks of larger, more established
                                 companies based in the U.S. with market
                                 capitalizations of $4 billion and above.

   American Bond Trust           Invests all of its assets in Class 2 shares of
                                 the Bond Trust, a series of American Fund
                                 Insurance Series (master fund). The Bond Trust
                                 seeks to maximize current income and preserve
                                 capital by normally investing 80% of its assets
                                 in bonds, (at least 65% in investment grade
                                 debt securities and up to 35% in so-called
                                 "junk bonds"), the issuers of which may be
                                 domiciled outside the United States.

   American Growth Trust         Invests all of its assets in Class 2 shares of
                                 the Growth Fund, a series of American Fund
                                 Insurance Series. The Growth Fund invests
                                 primarily in common stocks of companies that
                                 appear to offer superior opportunities for
                                 growth of capital.

   American Growth-Income        Invests all of its assets in Class 2 shares of
   Trust                         the Growth-Income Fund, a series of American
                                 Fund Insurance Series. The Growth-Income Fund
                                 invests primarily in common stocks or other
                                 securities which demonstrate the potential for
                                 appreciation and/or dividends.

   American International        Invests all of its assets in Class 2 shares of
   Trust                         the International Fund, a series of American
                                 Fund Insurance Series. The International Fund
                                 invests primarily in common stocks of companies
                                 located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust      Seeks growth of capital by investing primarily
                                 in common stocks of financial companies. During
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) are invested in companies
                                 that are principally engaged in financial
                                 services. A company is "principally engaged" in
                                 financial services if it owns financial
                                 services-related assets constituting at least
                                 50% of the value of its total assets, or if at
                                 least 50% of its revenues are derived from its
                                 provision of financial services.

DAVIS SELECTED ADVISERS, L.P.
   Fundamental Value Trust       Seeks growth of capital by investing, under
                                 normal market conditions, primarily in common
                                 stocks of U.S. companies with market
                                 capitalizations of at least $5 billion that the
                                 subadviser believes are undervalued. The Fund
                                 may also invest in U.S. companies with smaller
                                 capitalizations.

DECLARATION MANAGEMENT & RESEARCH COMPANY
   Active Bond Trust (2)         Seeks income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

DEUTSCHE ASSET MANAGEMENT, INC.
   All Cap Core Trust            Seeks long-term growth of capital by investing
                                 primarily in common stocks and other equity
                                 securities within all asset classes (small, mid
                                 and large cap) primarily those within the
                                 Russell 3000 (1) Index.

   Dynamic Growth Trust          Seeks long-term growth of capital by investing
                                 in stocks and other equity securities of
                                 medium-sized U.S. companies with strong growth
                                 potential.

   Real Estate Securities        Seeks to achieve a combination of long-term
   Trust                         capital appreciation and current income by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of real estate investment trusts
                                 ("REITS") and real estate companies.

FIDELITY MANAGEMENT & RESEARCH COMPANY
   Strategic Opportunities       Seeks growth of capital by investing primarily
   Trust                         in common stocks. Investments may include
                                 securities of domestic and foreign issuers, and
                                 growth or value stocks or a combination of
                                 both.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   U.S. Core Trust               Seeks long-term growth of capital and income,
   (formerly, Growth &           consistent with prudent investment risk, by
   Income Trust)                 investing in primarily in a diversified
                                 portfolio of common stock of U.S. issuers which
                                 the subadviser believes are of high quality.

   International Core Trust      Seeks long-term growth of capital by investing
   (formerly, International      in stocks and other securities with equity
   Stock Trust)                  characteristics of companies located in the
                                 developed countries that make up the MSCI EAFE
                                 Index.

INDEPENDENCE INVESTMENT LLC
   Small Cap Trust               Seeks maximum capital appreciation consistent
                                 with reasonable risk to principal by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in equity securities of
                                 companies whose market capitalization is under
                                 $2 billion.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust    Seeks long-term capital growth by investing at
                                 least 65% of its total assets in equity-related
                                 securities of companies that exceed $1 billion
                                 in market capitalization and that the
                                 subadviser believes have above-average growth
                                 prospects. These companies are generally
                                 medium-to-large capitalization companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust             Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities that, in the subadviser's
                                 opinion, offer the potential for capital
                                 growth. The subadviser seeks to purchase
                                 securities at large discounts to the
                                 subadviser's assessment of their intrinsic
                                 value.

LORD ABBETT & CO. LLC
   All Cap Value Trust           Seeks capital appreciation by investing in
                                 equity securities of U.S. and multinational
                                 companies in all capitalization ranges that the
                                 subadviser believes are undervalued.

   Mid Cap Value Trust           Seeks capital appreciation by investing, under
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) in mid-sized companies,
                                 with market capitalization of roughly $500
                                 million to $10 billion.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities   Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, at least 65% of
                                 its assets in common stocks of foreign
                                 companies that are selected for their long-term
                                 growth potential. The Fund may invest in
                                 companies of any size throughout the world. The
                                 Fund normally invests in issuers from at least
                                 three different countries not including the
                                 U.S. The Fund may invest in common stocks of
                                 companies operating in emerging markets.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
   Strategic Value Trust         Seeks capital appreciation by investing, under
                                 normal market conditions, at least 65% of its
                                 net assets in common stocks and related
                                 securities of companies which the subadviser
                                 believes are undervalued in the market relative
                                 to their long term potential.

   Utilities Trust               Seeks capital growth and current income (income
                                 above that available from a portfolio invested
                                 entirely in equity securities) by investing,
                                 under normal market conditions, at least 80% of
                                 the Fund's net assets (plus any borrowings for
                                 investment purposes) in equity and debt
                                 securities of domestic and foreign companies in
                                 the utilities industry.

MERCURY ADVISORS
   Large Cap Value Trust         Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in a
                                 diversified portfolio of equity securities of
                                 large cap companies located in the U.S.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust               Seeks to approximate the aggregate total return
                                 of a broad U.S. domestic equity market index by
                                 attempting to track the performance of the S&P
                                 500 (1) Composite Stock Price Index.

   Index Allocation Trust        Seeks long-term growth of capital with current
                                 income also a consideration by investing in a
                                 number of other index Funds of John Hancock
                                 Trust.

   Lifestyle Aggressive (3)      Seeks to provide long-term growth of capital
                                 (current income is not a consideration) by
                                 investing 100% of the Lifestyle Trust's assets
                                 in other Funds of the Trust ("Underlying
                                 Portfolios") which invest primarily in equity
                                 securities.

   Lifestyle Balanced (3)        Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to capital growth by
                                 investing approximately 40% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 60% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

   Lifestyle Conservative (3)    Seeks to provide a high level of current income
                                 with some consideration also given to growth of
                                 capital by investing approximately 80% of the
                                 Lifestyle Trust's assets in Underlying
                                 Portfolios which invest primarily in fixed
                                 income securities and approximately 20% of its
                                 assets in Underlying Portfolios which invest
                                 primarily in equity securities.

   Lifestyle Growth (3)          Seeks to provide long-term growth of capital
                                 with consideration also given to current income
                                 by investing approximately 20% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 80% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

   Lifestyle Moderate (3)        Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to current income by
                                 investing approximately 60% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 40% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

   Mid Cap Index Trust           Seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index
                                 by attempting to track the performance of the
                                 S&P (1) Mid Cap 400 Index.

   Money Market Trust            Seeks maximum current income consistent with
                                 preservation of principal and liquidity by
                                 investing in high quality money market
                                 instruments with maturities of 397 days or less
                                 issued primarily by U. S. entities.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Pacific Rim Trust             Seeks long-term growth of capital by investing
                                 in a diversified portfolio that is comprised
                                 primarily of common stocks and equity-related
                                 securities of corporations domiciled in
                                 countries in the Pacific Rim region

   Quantitative All Cap Trust    Seeks long-term growth of capital by investing,
                                 under normal circumstances, primarily in equity
                                 securities of U.S. companies. The Fund will
                                 generally focus on equity securities of U.S.
                                 companies across the three market
                                 capitalization ranges of large, mid and small.

   Quantitative Mid Cap Trust    Seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its total assets (plus any borrowings for
                                 investment purposes) in U.S. mid-cap stocks,
                                 convertible preferred stocks, convertible bonds
                                 and warrants.

   Quantitative Value Trust      Seeks long-term capital appreciation by
                                 investing primarily in large-cap U.S.
                                 securities with the potential for long-term
                                 growth of capital.

   Small Cap Index Trust         Seeks to approximate the aggregate total return
                                 of a small cap U.S. domestic equity market
                                 index by attempting to track the performance of
                                 the Russell 2000 (1) Index.

   Total Stock Market Index      Seeks to approximate the aggregate total return
   Trust                         of a broad U.S. domestic equity market index by
                                 attempting to track the performance of the
                                 Wilshire 5000 (1) Equity Index.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities       Seeks long-term capital appreciation by
   Trust                         investing, under normal circumstances, at least
                                 80% of its assets in equity securities of
                                 companies with market capitalizations within
                                 the range of the companies in the Russell 2000
                                 (1) Index.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust             Seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing the
                                 Fund's assets primarily in fixed income
                                 securities denominated in major foreign
                                 currencies, baskets of foreign currencies (such
                                 as the ECU), and the U.S. dollar.

   Real Return Bond Trust        Seeks maximum return, consistent with
                                 preservation of capital and prudent investment
                                 management by investing, under normal market
                                 conditions, at least 80% of its net assets in
                                 inflation-indexed bonds of varying maturities
                                 issued by the U.S. and non-U.S. governments and
                                 by corporations.

   Total Return Trust            Seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing,
                                 under normal market conditions, at least 65% of
                                 the Fund's assets in a diversified portfolio of
                                 fixed income securities of varying maturities.
                                 The average portfolio duration will normally
                                 vary within a three- to six-year time frame
                                 based on the subadviser's forecast for interest
                                 rates.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust           Seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC
   Emerging Small Company        Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stock equity
                                 securities of companies with market
                                 capitalizations that approximately match the
                                 range of capitalization of the Russell 2000
                                 Growth (1) Index ("small cap stocks") at the
                                 time of purchase.

SOVEREIGN ASSET MANAGEMENT LLC
   Active Bond Trust (2)         Seeks income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

   Emerging Growth Trust         Seeks superior long-term rates of return
                                 through capital appreciation by investing,
                                 under normal circumstances, primarily in high
                                 quality securities and convertible instruments
                                 of small-cap U.S. companies.

   Strategic Income Trust        Seeks a high level of current income by
                                 investing, under normal market conditions,
                                 primarily in foreign government and corporate
                                 debt securities from developed and emerging
                                 markets; U.S. Government and agency securities;
                                 and U.S. high yield bonds.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index    Seeks to track the performance of broad-based
   Trust A                       equity indices of foreign companies in
                                 developed and emerging markets by attempting to
                                 track the performance of the MSCI All Country
                                 World ex-US Index (1). (Series I shares are
                                 available for sale to contracts purchased prior
                                 to May 13, 2002; Series II shares are available
                                 for sale to contracts purchased on or after May
                                 13, 2002).

SUSTAINABLE GROWTH ADVISERS, L.P.
   U.S. Global Leaders Growth    Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, primarily in
                                 common stocks of "U.S. Global Leaders."

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust        Seeks to achieve long-term growth of capital
                                 (current income is a secondary objective) by
                                 investing, under normal market conditions, at
                                 least 80% of the Fund's total assets in the
                                 common stocks of large and medium-sized blue
                                 chip growth companies. Many of the stocks in
                                 the Fund are expected to pay dividends.

   Equity-Income Trust           Seeks to provide substantial dividend income
                                 and also long-term capital appreciation by
                                 investing primarily in dividend-paying common
                                 stocks, particularly of established companies
                                 with favorable prospects for both increasing
                                 dividends and capital appreciation.

   Health Sciences Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in common
                                 stocks of companies engaged in the research,
                                 development, production, or distribution of
                                 products or services related to health care,
                                 medicine, or the life sciences (collectively
                                 termed "health sciences").

   Science & Technology Trust    Seeks long-term growth of capital by investing,
                                 under normal market condition, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and use of science
                                 and technology. Current income is incidental to
                                 the Fund's objective.

   Small Company Value Trust     Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 small companies whose common stocks are
                                 believed to be undervalued. Under normal market
                                 conditions, the Fund will invest at least 80%
                                 of its net assets (plus any borrowings for
                                 investment purposes) in companies with a market
                                 capitalization that do not exceed the maximum
                                 market capitalization of any security in the
                                 Russell 2000* Index at the time of purchase.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                  Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of companies located anywhere in the
                                 world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small           Seeks capital appreciation by investing
   Cap Trust                     primarily in the common stock of companies
                                 located outside the U.S. which have total stock
                                 market capitalization or annual revenues of
                                 $1.5 billion or less ("small company
                                 securities").

   International Value Trust     Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 equity securities of companies located outside
                                 the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust       Seeks total return, consisting of long-term
                                 capital appreciation and current income, by
                                 investing in equity and fixed income securities
                                 of issuers located within and outside the U.S..

   Large Cap Trust               Seeks to maximize total return, consisting of
                                 capital appreciation and current income by
                                 investing, under normal circumstances, at least
                                 80% of its net assets (plus borrowings for
                                 investment purposes, if any) in equity
                                 securities of U.S. large capitalization
                                 companies.

VAN KAMPEN
   Value Trust                   Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in equity securities of companies
                                 with capitalizations similar to the market
                                 capitalization of companies in the Russell
                                 Midcap Value (1) Index.

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond       Seeks a high level of current income consistent
   Trust                         with the maintenance of principal and
                                 liquidity, by investing in a diversified
                                 portfolio of investment grade bonds and tends
                                 to focus its investment on corporate bonds and
                                 U.S. Government bonds with intermediate to
                                 longer term maturities. The Fund may also
                                 invest up to 20% of its assets in
                                 non-investment grade fixed income securities.

   Mid Cap Stock Trust           Seeks long-term growth of capital by investing
                                 primarily in equity securities of mid-size
                                 companies with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return by investing,
                                 under normal market conditions, primarily in
                                 equity and equity-related securities of natural
                                 resource-related companies worldwide.

   Small Cap Growth Trust        Seeks long-term capital appreciation by
                                 investing, under normal market conditions,
                                 primarily in small-cap companies that are
                                 believed to offer above average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its assets in small-cap companies
                                 that are believed to be undervalued by various
                                 measures and offer good prospects for capital
                                 appreciation.

WELLS FARGO FUND MANAGEMENT, LLC
   Core Bond Trust               Seeks total return consisting of income and
                                 capital appreciation by investing, under normal
                                 market conditions, in a broad range of
                                 investment-grade debt securities. The
                                 subadviser invests in debt securities that the
                                 subadviser believes offer attractive yields and
                                 are undervalued relative to issues of similar
                                 credit quality and interest rate sensitivity.
                                 From time to time, the Fund may also invest in
                                 unrated bonds that the subadviser believes are
                                 comparable to investment-grade debt securities.
                                 Under normal circumstances, the subadviser
                                 expects to maintain an overall effective
                                 duration range between 4 and 5 1/2 years.

   U.S. High Yield Bond Trust    Seeks total return with a high level of current
                                 income by investing, under normal market
                                 conditions, primarily in below investment-grade
                                 debt securities (sometimes referred to as "junk
                                 bonds" or high yield securities). The Fund also
                                 invests in corporate debt securities and may
                                 buy preferred and other convertible securities
                                 and bank loans.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in high yield debt securities,
                                 including corporate bonds and other
                                 fixed-income securities.

   Special Value Trust           Seeks long-term capital growth by investing,
                                 under normal circumstances, at least 80% of its
                                 net assets in common stocks and other equity
                                 securities of companies whose market
                                 capitalization at the time of investment is no
                                 greater than the market capitalization of
                                 companies in the Russell 2000 Value (1) Index.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital by giving its
                                 subadviser broad discretion to deploy the
                                 Fund's assets among certain segments of the
                                 fixed income market as the subadviser believes
                                 will best contribute to achievement of the
                                 Fund's investment objective.

WESTERN ASSET MANAGEMENT COMPANY
   U.S. Government Securities    Seeks a high level of current income consistent
   Trust                         with preservation of capital and maintenance of
                                 liquidity, by investing in debt obligations and
                                 mortgage-backed securities issued or guaranteed
                                 by the U.S. Government, its agencies or
                                 instrumentalities and derivative securities
                                 such as collateralized mortgage obligations
                                 backed by such securities.

                       FAM VARIABLE SERIES FUNDS, INC. (4)

MERCURY ADVISORS
   Mercury Basic Value           The investment objective of the Fund is to seek
   V. I. Fund                    capital appreciation and, secondarily, income.

   Mercury Value Opportunities   The investment objective of the Fund is to seek
   V. I. Fund                    long-term growth of capital.

MERRILL LYNCH ASSET MANAGEMENT U.K. LIMITED.
   Mercury Global Allocation     The investment objective of the Fund is to seek
   V. I. Fund                    high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST

PACIFIC INVESTMENT MANAGEMENT COMPANY
   PIMCO VIT All Asset           The Fund invests primarily in a diversified mix
   Portfolio                     of: (a) common stocks of large and mid sized
                                 U.S. companies, and (b) bonds with an overall
                                 intermediate term average maturity.

(1) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

(2) The Active Bond Trust is subadvised by Declaration Management & Research LLC and Sovereign Asset Management LLC.

(3) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

(4) Not available to John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Plan Types"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

- You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.

- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;

- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;

- You purchased multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period, plus;

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    any loss or theft of your password; or

-    any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services -Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing only on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;

- an emergency exists, as determined by the SEC, in which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus for Life and Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Purchase Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During the Accumulation Period

The Contracts described in this Prospectus provide for distribution of a death benefit if a Contract Owner dies before a Contract's Maturity Date. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

-    the Contract Value; or

-    the Minimum Death Benefit.

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefits").

MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum Death Benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We reduce the minimum death benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

-    a certified copy of a death certificate or;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

-    The Beneficiary will become the Contract Owner.

- Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

-    No additional Purchase Payments may be made.

-    Withdrawal charges will be waived for all future distributions.

- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Optional Enhanced Death Benefits

Your Venture III Contract may include one or more of the following enhanced death benefit Riders:

-    Annual Step Death Benefit;

- Guaranteed Earnings Multiplier benefit (not offered in New York and Washington); and

-    Triple Protection Death Benefit (not offered in New York and Washington).

These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.

For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE PURCHASED.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the pay-out period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the period certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base variable annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.72%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefits

Please see Appendix E "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of Ownership or assignment must be made in writing and received by us at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

If you purchased a John Hancock USA Contract prior to October 7, 2002, you may have elected a one-year Fixed Investment Option. You may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your

Variable Investment Options to the one-year Fixed Investment Option. If you purchased a John Hancock USA Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Oregon. The States of Washington and New York also restrict Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types".

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions

We assess the charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below ("free withdrawal amount") or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the "free withdrawal amount" and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or

- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the free withdrawal amount may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)

First Year    6%
Second Year   5%
Third Year    4%
Thereafter    0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: "Examples of Calculation of Withdrawal Charge". In the case of group annuity contracts issued by John Hancock USA, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit see "Death Benefit During Accumulation Period". The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                 PREMIUM TAX RATE
            -------------------------
STATE OR    QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
ME(A)         0.00%        2.00%
NV            0.00%        3.50%
PR            3.00%        3.00%
SD(A)         0.00%        1.25%(B)
WV            1.00%        1.00%
WY            0.00%        1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                              Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of our Separate Accounts are a part of, and are taxed with, our operations, the Separate Accounts are not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Accounts, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Accounts in the future, but if we are, we may impose a corresponding charge against the Separate Accounts.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Accounts. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Principal Plus and Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts

(John Hancock USA Contracts)

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating Purchase Payments and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program, Principal Plus or Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA;

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

(John Hancock USA Contracts)

The tax laws of Puerto Rico vary significantly from the provisions of the Code that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options"). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education;

-    retirement;

-    death; or

-    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED   PERCENT    AMOUNT
--------   --------------   ---------------   ----------   -------   -------
   1           $55,000        $ 5,000 (A)       $50,000       6%      $3,000
   2            50,500          5,000 (B)        45,500       5%       2,275
   3            35,000          5,000 (C)        45,000       4%       1,200
   4            70,000         20,000 (D)        50,000       0%           0

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

(A) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.

EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED   PERCENT    AMOUNT
--------------   ------------------   ---------------   ----------   -------   -------
    $65,000            $2,000           $15,000 (A)       $    0        5%         0
     49,000             5,000             3,000 (B)        2,000        5%       100
     52,000             7,000             4,000 (C)        3,000        5%       150
     44,000             8,000                 0 (D)        8,000        5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee."

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     1.   Annual Step Death Benefit

     2. Guaranteed Earning Multiplier Death Benefit - Not offered in New York or Washington

     3.   Triple Protection Death Benefit - Not offered in New York or
          Washington

ANNUAL STEP DEATH BENEFIT

If you elected the optional Annual Step Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step Death Benefit Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract's Maturity Date, we will pay an "Annual Step Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.

TERMINATION OF THE ANNUAL STEP DEATH BENEFIT. The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates,
(b) the Maturity Date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE CONTINUATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED EARNINGS MULTIPLIER (Not available in New York and Washington)

If you elected the optional Guaranteed Earnings Multiplier benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Guaranteed Earnings Multiplier benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the Guaranteed Earnings Multiplier benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

TERMINATION OF GUARANTEED EARNINGS MULTIPLIER. Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

TRIPLE PROTECTION DEATH BENEFIT (Not available in New York or Washington)

If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit). The Triple Protection Death Benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected Triple Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the Triple Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:

-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Triple Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

-    The "Earnings Basis" is equal to 150% of $100,000, or $150,000.

-    "Earnings" is equal to $175,000 minus $150,000, or $25,000.

- The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE TRIPLE PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

ANNUAL STEP DEATH BENEFIT FACTOR. For purposes of the Triple Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

GRADED DEATH BENEFIT FACTOR. For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
             0                         100%
             1                         110%
             2                         120%
             3                         130%
             4                         140%
             5                         150%

* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE TRIPLE PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

DETERMINATION AND DISTRIBUTION OF TRIPLE PROTECTION DEATH BENEFIT. We determine the death benefit paid under Triple Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

- The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

- In determining the Enhanced Earnings Death Benefit Factor, on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

TERMINATION OF TRIPLE PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

-    the date the Contract terminates;

-    the Maturity Date; or

- the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

DETERMINATION OF TRIPLE PROTECTION DEATH BENEFIT FEE. Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B:
"Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Principal Plus and Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance means:

- the total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;

- the initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;

-    the maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:

- the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

- the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

-    the maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount."

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus and Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Principal Plus for Life:

Covered Person means:

- the person whose life we use to determine the duration of the Lifetime Income Amount payments;

- the oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

- the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract;

- we determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later);

- the initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview

The Principal Plus and Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an

Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Principal Plus and Principal Plus for Life in the following sections:

- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

- "Investment Options" - describes the special limitations we impose in the Investment Options we make available.

- "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract.

- "Termination" - describes when Principal Plus and Principal Plus for Life benefits end.

- "Fees for Principal Plus and Principal Plus for Life" - provides further information on the fees we charge for these benefits.

You could elect Principal Plus or Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

-    the Rider was available for sale in the state where the Contract was sold;

- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

- you had not yet attained age 81 (prior to February 13, 2006, we imposed this restriction on Qualified Contracts only).

We reserve the right to accept or refuse to issue either Principal Plus or Principal Plus for Life at our sole discretion. Once you elected Principal Plus or Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees for Principal Plus and Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Fees for Principal Plus and Principal Plus for Life" and "Termination").

Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Principal Plus and Principal Plus for Life" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effect of Withdrawals" below); otherwise

- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.

STEP-UP DATES. Step-Up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of

Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.

STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an Owner to elect a Step-Up within 30 days of the respective Step-Up Date.

Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees for Principal Plus and Principal Plus for Life").

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

STEP-UPS UNDER PRINCIPAL PLUS FOR LIFE. we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Principal Plus and Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees for Principal Plus and Principal Plus for Life").

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will also recalculate the Lifetime Income Amount under Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

- under Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000;

- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA"; but

- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81;

- under Principal Plus we will not accept additional Purchase Payments after 1st Contract Anniversary.

We do not require you to obtain our prior approval for other Purchase Payments under Principal Plus, unless the Contract Value would exceed $1,000,000 following that Purchase Payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus or Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:

(a) among the Lifestyle, Index Allocation and Money Market Fund Investment Options available under your Contract (see "Available Lifestyle, Index Allocation And Money Market Fund Investment Options" below); or

(b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund Investment Options and you may also use our DCA Program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.

These Investment Options invest in the following Funds:

-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUNDS' PROSPECTUSES. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE

COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:

                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                           PERCENTAGE      FUND NAME
---------------------                        ----------------   ---------
Fundamental Holdings of America              25%                American Growth-Income
                                             25%                American Growth
                                             15%                American International
                                             35%                American Bond

Global Balanced                              30%                Fundamental Value
                                             20%                Global Bond
                                             25%                Global Allocation
                                             25%                American International

Blue Chip Balanced                           30%                American Growth
                                             30%                American Growth-Income
                                             40%                Investment Quality Bond

Value Strategy                               30%                Equity-Income
(not available after February 10, 2006)(1)   30%                Core Equity
                                             20%                Active Bond
                                             20%                Strategic Bond

Growth Blend                                 40%                Blue Chip Growth
(not available after February 10, 2006)(1)   20%                Active Bond Fund
                                             20%                American Growth-Income
                                             20%                Strategic Bond

Core Holdings of America                     25%                American Growth-Income
(not available after August 1, 2005)(1)      25%                American Growth
                                             15%                American International
                                             35%                Active Bond Fund

CoreSolution                                 34%                Strategic Income
(not available after April 30, 2005)(1)      33%                U.S. Global Leaders Growth
                                             33%                Classic Value

Value Blend                                  40%                Equity-Income
(not available after April 30, 2005)(1)      20%                American Growth
                                             20%                Active Bond
                                             20%                Strategic Bond

Global                                       30%                Global Bond
(not available after April 30, 2005)(1)      20%                U.S. Large Cap
                                             20%                Blue Chip Growth
                                             30%                International Value

(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the Lifestyle Portfolios, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

UNDER PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of The Code. We reserve the right to make any changes we deem necessary to comply with The Code and Treasury Regulations. WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

Life Expectancy Distributions - Principal Plus

The Company's Life Expectancy Amount for each year is equal to the greater of:

- the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

- the Guaranteed Withdrawal Balance as of applicable date divided by the Owner's Life Expectancy.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of The Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for
Life) the Lifetime Income Amount.

NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues (as described in "Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.

CONTINUATION OF PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY
IS:                    THEN PRINCIPAL PLUS:
------------------     --------------------
1. The Deceased        Continues if the Guaranteed Withdrawal Balance is greater
Owners Spouse          than zero.

                       Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal
                       Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

                       Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal
                       Balance is still greater than zero. (Death Benefit distributions will be treated as withdrawals. Some methods of Death Benefit distribution may result in distribution amounts in excess of both the Guaranteed
                       Withdrawal Amount and the Life Expectancy Distributions.
                       In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this
                       Rider).

                       Continues to impose the Principal Plus fee.

                       Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest
                       Step-Up date will be no later than the 30th Contract
                       Anniversary after the Contract Date.

2. Not the deceased    Continues in the same manner as above, except that
Owners spouse          Principal Plus does not continue to be eligible for any
                       remaining Bonuses and Step-Ups, other than the initial
                       Step-Up of the Guaranteed Withdrawal Balance to equal the
                       death benefit, if greater than the Guaranteed Withdrawal
                       Balance prior to the death benefit.

CONTINUATION OF PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY
IS:                    THEN PRINCIPAL PLUS FOR LIFE:
------------------     -----------------------------
1. The deceased        Does not continue with respect to the Lifetime Income
Owner's spouse and     Amount, but continues with respect to the Guaranteed
the deceased Owner     Withdrawal Amount if the death benefit or the Guaranteed
is the Covered         Withdrawal Balance is greater than zero. We will
Person                 automatically Step-Up the Guaranteed Withdrawal Balance
                       to equal the initial death benefit we determine, if
                       greater than the Guaranteed Withdrawal Balance prior to
                       the death benefit.

IF THE BENEFICIARY
IS:                    THEN PRINCIPAL PLUS FOR LIFE:
------------------     -----------------------------
                       Enters the settlement phase if a withdrawal would deplete
                       the Contract Value to zero, and the Guaranteed Withdrawal
                       Balance is still greater than zero.

                       Continues to impose the Principal Plus for Life fee.

                       Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                       Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased    Continues in the same manner as 1., except that Principal
Owner's spouse and     Plus for Life does not continue to be eligible for any
the deceased Owner     remaining Bonuses and Step-Ups, other than the initial
is the Covered         Step-Up of the Guaranteed Withdrawal Balance to equal the
Person                 death benefit, if greater than the Guaranteed Withdrawal
                       Balance prior to the death benefit. We will permit the
                       Beneficiary to opt out of the initial death benefit
                       Step-Up, if any, if we increase the rate of the Principal
                       Plus for Life fee at that time.

3. The deceased        Continues in the same manner as 1., except that Principal
Owner's spouse and     Plus for Life continues with respect to the Lifetime
the deceased Owner     Income Amount for the Beneficiary. If the Lifetime Income
is not the Covered     Amount has not been determined prior to the payment of
Person                 any portion of the death benefit, we will determine the
                       initial Lifetime Income Amount on an anniversary of the
                       date we determine the death benefit after the Covered
                       Person has reached age 65.

4. Not the deceased    Continues in the same manner as 1., except that Principal
Owner's spouse and     Plus for Life continues with respect to the Lifetime
the deceased Owner     Income Amount for the Beneficiary. If the Lifetime Income
is not the Covered     Amount has not been determined prior to the payment of
Person                 any portion of the death benefit, we will determine the
                       initial Lifetime Income Amount on an anniversary of the
                       date we determine the death benefit after the Covered
                       Person has reached age 65.

                       In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed
                       Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero the date an Annuity Option under the Contract begins; or

- under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

-    the Maturity Date under a Contract issued with Principal Plus; or

-    the date an Annuity Option begins under Principal Plus for Life; or

-    termination of the Contract.

Fees for Principal Plus and Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Principal Plus and Principal Plus for Life. The Principal Plus fee is equal to 0.30% and the Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-Up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS AND/OR PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE EXAMPLES

We provide 3 examples on pages D-12 through D-13 that are hypothetical illustrations of the benefits provided under the Principal Plus optional benefit Rider. We provide 3 other examples on pages D-13 through D-14 that are hypothetical illustrations of the benefits provided under the Principal Plus for Life optional benefit Rider. None of these illustrations are representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Principal Plus - Examples

EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.

                                                               GUARANTEED
                                                               WITHDRAWAL
                           GUARANTEED                          BALANCE ON
                PURCHASE   WITHDRAWAL   WITHDRAWAL              CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT        TAKEN     BONUS    ANNIVERSARY
-------------   --------   ----------   ----------   -----    -----------
At issue        $100,000                                      $100,000(A)
    1                  0    $5,000(A)     $5,000     $0         95,000
    2                  0     5,000         5,000(B)   0(B)      90,000(C)
    3                  0     5,000         5,000      0         85,000
    4                  0     5,000         5,000      0         80,000
    5                  0     5,000         5,000      0         75,000
   10                  0     5,000         5,000      0         50,000
   20                  0     5,000         5,000      0              0(D)

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.

(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.

EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.

                             GUARANTEED
                             WITHDRAWAL                            GUARANTEED
                               AMOUNT                              WITHDRAWAL
                                AFTER                              BENEFIT ON
                PURCHASE      PURCHASE    WITHDRAWAL                CONTRACT
CONTRACT YEAR   PAYMENTS       PAYMENT       TAKEN     BONUS      ANNIVERSARY
-------------   --------     ----------   ----------   -----      -----------
At issue        $100,000                                          $100,000
   1                   0      $5,000       $    0      $5,000(A)   105,000(A)
   2              10,000(B)    5,750(B)         0       5,500      120,500
   3                   0       6,025        6,025(C)        0(D)   114,475(C)
   4                   0       6,025            0       5,500      119,975
   5                   0       6,025            0       5,500      125,475

(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).

(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).

                           GUARANTEED                HYPOTHETICAL
                           WITHDRAWAL                  CONTRACT              GUARANTEED
                             AMOUNT                    VALUE ON              WITHDRAWAL
                              AFTER                    CONTRACT              BALANCE ON
                PURCHASE    PURCHASE    WITHDRAWAL    ANNIVERSARY             CONTRACT
CONTRACT YEAR   PAYMENTS     PAYMENT       TAKEN     PRIOR TO FEE   BONUS   ANNIVERSARY
-------------   --------   ----------   ----------   ------------   -----   -----------
At issue        $100,000                                                    $100,000
   1                   0    $5,000      $ 5,000       $102,000        $0      95,000
   2                   0     5,000        5,000        103,828         0      90,000
   3                   0     5,000        5,000        105,781(A)      0     105,781(A)
   4                   0     5,289(B)     5,289         94,946         0     100,492
   5                   0     5,289       10,000(C)      79,898(C)      0      79,898(C)

(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

Principal Plus for Life- Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                            GUARANTEED
                                                                            WITHDRAWAL
                           GUARANTEED   LIFETIME                            BALANCE ON
                PURCHASE   WITHDRAWAL    INCOME    WITHDRAWAL                CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT      AMOUNT       TAKEN      BONUS     ANNIVERSARY
-------------   --------   ----------   --------   ----------   ------     -----------
At issue        $100,000       N/A         N/A       $    0     $    0     $100,000(A)
    1                  0    $5,000(A)      N/A            0      5,000(B)   105,000(C)
    2                  0      5250(C)      N/A            0      5,000      110,000
    3                  0      5,500        N/A            0      5,000      115,000
    4                  0      5,750        N/A            0      5,000      120,000
    5                  0      6,000        N/A            0      5,000      125,000
    6                  0      6,250        N/A            0      5,000      130,000
    7                  0      6,500        N/A            0      5,000      135,000
    8                  0      6,750        N/A            0      5,000      140,000
    9                  0      7,000        N/A            0      5,000      145,000
   10                  0      7,250        N/A            0      5,000      150,000
   11                  0      7,500     $7,500(D)     7,500          0      142,500
   12                  0      7,500      7,500        7,500          0      135,000
   13                  0      7,500      7,500        7,500          0      127,500
   14                  0      7,500      7,500        7,500          0      120,000
   15                  0      7,500      7,500        7,500          0      112,500
   20                  0      7,500      7,500        7,500          0       75,000
   25                  0      7,500      7,500        7,500          0       37,500
   30                  0      7,500      7,500        7,500          0            0
   31+                 0          0      7,500        7,500          0            0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                              GUARANTEED      LIFETIME                              GUARANTEED
                              WITHDRAWAL       INCOME                               WITHDRAWAL
                             AMOUNT AFTER   AMOUNT AFTER                            BALANCE ON
                PURCHASE       PURCHASE       PURCHASE     WITHDRAWAL                CONTRACT
CONTRACT YEAR   PAYMENTS        PAYMENT        PAYMENT        TAKEN      BONUS     ANNIVERSARY
-------------   --------     ------------   ------------   ----------   ------     -----------
   At issue     $100,000           --             N/A       $    0      $    0       $100,000
      1                0       $5,000          $5,000            0       5,000        105,000
      2           10,000(A)     5,750(A)        5,750            0       5,500(B)     120,500
      3                0        6,025           6,025        6,025(C)        0(D)     114,475C
      4                0        6,025           6,025            0       5,500        119,975
      5                0        6,025           6,025            0       5,500        125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                            GUARANTEED      LIFETIME                     HYPOTHETICAL      GUARANTEED
                            WITHDRAWAL       INCOME                     CONTRACT VALUE     WITHDRAWAL
                           AMOUNT AFTER   AMOUNT AFTER                   ON CONTRACT       BALANCE ON
                PURCHASE     PURCHASE       PURCHASE     WITHDRAWAL   ANNIVERSARY PRIOR     CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT        PAYMENT        TAKEN        TO RIDER FEE     ANNIVERSARY
-------------   --------   ------------   ------------   ----------   -----------------   -----------
   At issue     $100,000     $   --         $   --       $    --         $     --         $100,000
      1                0      5,000             --         5,000          102,000           95,000
      2                0      5,000             --         5,000          103,828           90,000(A)
      3                0      5,000          4,500(A)      5,000          105,781(B)       105,781(B)
      4                0      5,289(C)       5,289(C)      5,289           94,946          100,492
      5                0      5,289          5,289        10,000(C)        79,898           79,898
      6                0      3,995(D)       3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture III Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     John Hancock USA
     Guaranteed Retirement Income Program  II
     Guaranteed Retirement Income Program  III

     John Hancock New York
     Guaranteed Retirement Income Program I
     Guaranteed Retirement Income Program II

The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

JOHN HANCOCK USA

AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM. Two versions of the Guaranteed Retirement Income Program were offered with John Hancock USA Contracts. Guaranteed Retirement Income Program II was available for Contracts issued between July 2001, and May, 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May, 2003 and May, 2004 (beginning and end dates may vary by state). Any differences between Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base

The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME PROGRAM III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GUARANTEED RETIREMENT INCOME PROGRAM III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options").

     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.

     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).

     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER   ANNUAL FEE
------------------------------------------   ----------
GUARANTEED RETIREMENT INCOME PROGRAM II         0.45%
GUARANTEED RETIREMENT INCOME PROGRAM III        0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the pay-out period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Program benefit.

QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT THESE RIDERS GUARANTEE MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

JOHN HANCOCK NEW YORK

AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM. Two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions: may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base (Guaranteed Retirement Income Program II only). The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Program I          0.30%
Guaranteed Retirement Income Program II         0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the pay-out period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Program benefit.

QUALIFIED PLANS. The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT THESE RIDERS GUARANTEE MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                   Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

-    Venture III Contracts with no optional benefit Riders;

-    Venture III Contracts with the Annual Step Death Benefit optional benefit
     Rider;

- Venture III Contracts with the Guaranteed Earnings Multiplier optional benefit Rider (John Hancock USA only);

- Venture III Contracts with the Annual Step Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider (John Hancock USA only).

Please note that Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H
       John Hancock Life Insurance Company of New York Separate Account A
             Accumulation Unit Values- Venture III Variable Annuity

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year $ 13.124674 $ 12.130947 $  9.652858 $11.811211         --       --       --       --       --       --
       Value at End of Year   13.441958   13.124674   12.130947   9.652858         --       --       --       --       --       --
   Venture III No. of Units   1,824,433   2,010,939   1,481,693    448,996         --       --       --       --       --       --
NY Venture III No. of Units     246,021     282,858     184,130     85,184         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.871766   12.827902   10.212534  12.500000         --       --       --       --       --       --
       Value at End of Year   14.200027   13.871766   12.827902  10.212534         --       --       --       --       --       --
   Venture III No. of Units   1,839,123   2,470,054   1,213,117  1,294,117         --       --       --       --       --       --
NY Venture III No. of Units     177,509     187,769     117,994     58,512         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.816981   12.796469   10.202778  12.500000         --       --       --       --       --       --
       Value at End of Year   14.122807   13.816981   12.796469  10.202778         --       --       --       --       --       --
   Venture III No. of Units   1,032,338   1,066,842     744,387     30,754         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.798758   12.785998   10.199530  12.500000         --       --       --       --       --       --
       Value at End of Year   14.097154   13.798758   12.785998  10.199530         --       --       --       --       --       --
   Venture III No. of Units     183,646     286,279     300,208    195,953         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.051541   14.895820   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.374150   16.051541   14.895820         --         --       --       --       --       --       --
   Venture III No. of Units      28,340      26,872      17,696         --         --       --       --       --       --       --
500 INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   10.028854    9.247369    7.344179   9.637624  10.191156       --       --       --       --       --
       Value at End of Year   10.288118   10.028854    9.247369   7.344179   9.637624       --       --       --       --       --
   Venture III No. of Units     450,422     577,609     739,839    825,987    193,219       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.233328   11.285714    8.967490  11.773758  12.500000       --       --       --       --       --
       Value at End of Year   12.543347   12.233328   11.285714   8.967490  11.773758       --       --       --       --       --
   Venture III No. of Units     522,464     756,774     907,550    930,640      6,321       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.170731   11.244851    8.948424  11.766387  12.500000       --       --       --       --       --
       Value at End of Year   12.460509   12.170731   11.244851   8.948424  11.766387       --       --       --       --       --
   Venture III No. of Units      22,129      39,466      28,154     30,754      6,321       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.149924   11.231260    8.942069  11.763930  12.500000       --       --       --       --       --
       Value at End of Year   12.433001   12.149924   11.231260   8.942069  11.763930       --       --       --       --       --
   Venture III No. of Units     115,214     154,538     180,277    188,859     75,325       --       --       --       --       --
ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.546328          --          --         --         --       --       --       --       --       --
   Venture III No. of Units  14,310,227          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units     934,643          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.542123          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     419,575          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units   1,290,676          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.529493          --          --         --         --       --       --       --       --       --
   Venture III No. of Units   8,618,280          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.525294          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      74,129          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.512691          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     517,554          --          --         --         --       --       --       --       --       --
ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.559248          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     207,281          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.555037          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     167,286          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.542393          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       4,069          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.538189          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      48,888          --          --         --         --       --       --       --       --       --
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year          --   12.447664    9.474119  12.392523         --       --       --       --       --       --
       Value at End of Year          --   13.370729   12.447664   9.474119         --       --       --       --       --       --
   Venture III No. of Units          --     554,848     513,252    184,567         --       --       --       --       --       --
NY Venture III No. of Units          --      25,667      19,575     42,198         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year          --   12.545357    9.553245  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.468892   12.545357   9.553245         --       --       --       --       --       --
   Venture III No. of Units          --     493,991     483,962    276,403         --       --       --       --       --       --
NY Venture III No. of Units          --      76,237      55,954     32,572         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year          --   12.514608    9.544114  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.415687   12.514608   9.544114         --       --       --       --       --       --
   Venture III No. of Units          --     326,940     247,043      9,420         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   12.504379    9.541075  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.398018   12.504379   9.541075         --       --       --       --       --       --
   Venture III No. of Units          --      90,073     103,156     64,297         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --   15.697601   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   16.794152   15.697601         --         --       --       --       --       --       --
   Venture III No. of Units          --      15,466      13,943         --         --       --       --       --       --       --
Aggressive Growth Trust (merged into Mid Cap Stock Trust eff 5-1-2005) - Series I Shares (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year          --   11.831013    8.984433  12.172856  13.583483       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year          --   12.714680   11.831013   8.984433  12.172856       --       --       --       --       --
   Venture III No. of Units          --     264,572     305,049    289,211     95,319       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year          --   10.808261    8.211854  11.131670  12.500000       --       --       --       --       --
       Value at End of Year          --   11.609717   10.808261   8.211854  11.131670       --       --       --       --       --
   Venture III No. of Units          --     238,429     292,016    263,220      2,666       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          -- $ 10.769101 $  8.194374 $11.124693 $12.500000       --       --       --       --       --
       Value at End of Year          --   11.550257   10.769101   8.194374  11.124693       --       --       --       --       --
   Venture III No. of Units          --       6,455       8,912      9,420      2,666       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   10.756101    8.188562  11.122368  12.500000       --       --       --       --       --
       Value at End of Year          --   11.530542   10.756101   8.188562  11.122368       --       --       --       --       --
   Venture III No. of Units          --      93,666     113,266    108,717     29,592       --       --       --       --       --
All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.843354   12.127142    9.392813  11.157487         --       --       --       --       --       --
       Value at End of Year   14.828250   13.843354   12.127142   9.392813         --       --       --       --       --       --
   Venture III No. of Units     145,995     161,214     179,382    102,575         --       --       --       --       --       --
NY Venture III No. of Units       6,072       3,870       2,836      3,755         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.488613   13.575224   10.519639  12.500000         --       --       --       --       --       --
       Value at End of Year   16.582292   15.488613   13.575224  10.519639         --       --       --       --       --       --
   Venture III No. of Units      98,547     186,545     201,009     98,190         --       --       --       --       --       --
NY Venture III No. of Units      32,954      18,302      17,524      1,371         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.427425   13.541947   10.509596  12.500000         --       --       --       --       --       --
       Value at End of Year   16.492106   15.427425   13.541947  10.509596         --       --       --       --       --       --
   Venture III No. of Units      28,697      66,175      29,866        644         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.407111   13.530881   10.506249  12.500000         --       --       --       --       --       --
       Value at End of Year   16.462177   15.407111   13.530881  10.506249         --       --       --       --       --       --
   Venture III No. of Units      14,319      15,102      21,357      8,464         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   17.309342   15.224346   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.467038   17.309342   15.224346         --         --       --       --       --       --       --
   Venture III No. of Units       6,049       5,404       1,042         --         --       --       --       --       --       --
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   16.754980   14.643345   11.316875  15.388542  16.428700       --       --       --       --       --
       Value at End of Year   17.978039   16.754980   14.643345  11.316875  15.388542       --       --       --       --       --
   Venture III No. of Units      40,652      54,411      67,904     75,128     11,150       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.727064   11.128627    8.604872  11.706670  12.500000       --       --       --       --       --
       Value at End of Year   13.649297   12.727064   11.128627   8.604872  11.706670       --       --       --       --       --
   Venture III No. of Units      68,812      96,801      97,966    113,181        214       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   11.088322    8.586561  11.699336  12.500000       --       --       --       --       --
       Value at End of Year          --   12.661903   11.088322   8.586561  11.699336       --       --       --       --       --
   Venture III No. of Units          --          --       2,545        644        214       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.640273   11.074927    8.580476  11.696894  12.500000       --       --       --       --       --
       Value at End of Year   13.529219   12.640273   11.074927   8.580476  11.696894       --       --       --       --       --
   Venture III No. of Units      55,974      51,222      47,477     24,767      3,148       --       --       --       --       --
ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   12.542810   11.992594    9.451441  11.789116         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   13.420220   12.542810   11.992594   9.451441         --       --       --       --       --       --
   Venture III No. of Units     434,770     462,122     370,909    124,053         --       --       --       --       --       --
NY Venture III No. of Units      34,207      36,166      21,602     15,156         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.281593   12.705341   10.018167  12.500000         --       --       --       --       --       --
       Value at End of Year   14.203607   13.281593   12.705341  10.018167         --       --       --       --       --       --
   Venture III No. of Units     297,339     438,693     451,315    228,302         --       --       --       --       --       --
NY Venture III No. of Units     127,457     161,605     133,554     28,524         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 13.229135 $ 12.674210 $ 10.008595 $12.500000         --       --       --       --       --       --
       Value at End of Year   14.126362   13.229135   12.674210  10.008595         --       --       --       --       --       --
   Venture III No. of Units     169,488     219,198     128,736      6,015         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.211695   12.663850   10.005411  12.500000         --       --       --       --       --       --
       Value at End of Year   14.100708   13.211695   12.663850  10.005411         --       --       --       --       --       --
   Venture III No. of Units      34,839      78,076     106,067     90,488         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.592353   14.968279   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.616706   15.592353   14.968279         --         --       --       --       --       --       --
   Venture III No. of Units      14,715      13,776      10,409         --         --       --       --       --       --       --
All Cap Growth Trust - Series I Shares (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   17.497591   16.700075   13.136686  17.667879  18.852247       --       --       --       --       --
       Value at End of Year   18.759577   17.497591   16.700075  13.136686  17.667879       --       --       --       --       --
   Venture III No. of Units      89,514     113,838     130,133    151,490     35,124       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   11.523502   11.003800    8.660177  11.653136  12.500000       --       --       --       --       --
       Value at End of Year   12.348462   11.523502   11.003800   8.660177  11.653136       --       --       --       --       --
   Venture III No. of Units     145,664     241,172     238,783    251,749      8,374       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   11.464522   10.963947    8.641749  11.645841  12.500000       --       --       --       --       --
       Value at End of Year   12.266906   11.464522   10.963947   8.641749  11.645841       --       --       --       --       --
   Venture III No. of Units       9,014      10,212      19,114     19,502      8,374       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   11.444916   10.950696    8.635618  11.643403  12.500000       --       --       --       --       --
       Value at End of Year   12.239813   11.444916   10.950696   8.635618  11.643403       --       --       --       --       --
   Venture III No. of Units      52,140      64,513      97,820     93,012     27,423       --       --       --       --       --
ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.725754   12.051359    8.867339  11.474899         --       --       --       --       --       --
       Value at End of Year   14.233062   13.725754   12.051359   8.867339         --       --       --       --       --       --
   Venture III No. of Units     942,064   1,166,096     562,813     81,179         --       --       --       --       --       --
NY Venture III No. of Units      73,911      54,276      24,782      9,080         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.932238   13.117229    9.656423  12.500000         --       --       --       --       --       --
       Value at End of Year   15.476422   14.932238   13.117229   9.656423         --       --       --       --       --       --
   Venture III No. of Units     381,046     491,188     444,272    194,899         --       --       --       --       --       --
NY Venture III No. of Units     191,896     207,579     135,616     33,747         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.873269   13.085078    9.647188  12.500000         --       --       --       --       --       --
       Value at End of Year   15.392275   14.873269   13.085078   9.647188         --       --       --       --       --       --
   Venture III No. of Units     679,789     652,985     364,983      7,884         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.853661   13.074386    9.644122  12.500000         --       --       --       --       --       --
       Value at End of Year   15.364323   14.853661   13.074386   9.644122         --       --       --       --       --       --
   Venture III No. of Units      58,565      47,276      55,028     26,380         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   17.250503   15.206955   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.816883   17.250503   15.206955         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units      73,169      55,207      26,576         --         --       --       --       --       --       --
All Cap Value Trust - Series I Shares (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   13.743516   12.049941    8.853798  12.473142  12.358472       --       --       --       --       --
       Value at End of Year   14.291347   13.743516   12.049941   8.853798  12.473142       --       --       --       --       --
   Venture III No. of Units     145,087     203,269     301,527    276,456    139,769       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 13.811028 $ 12.115197 $  8.906189 $12.553231 $12.500000       --       --       --       --       --
       Value at End of Year   14.354393   13.811028   12.115197   8.906189  12.553231       --       --       --       --       --
   Venture III No. of Units     124,010     188,315     168,168    164,435      1,015       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.740355   12.071343    8.887248  12.545380  12.500000       --       --       --       --       --
       Value at End of Year   14.259603   13.740355   12.071343   8.887248  12.545380       --       --       --       --       --
   Venture III No. of Units       3,494       5,386       6,173      7,884      1,015       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.716867   12.056747    8.880934  12.542764  12.500000       --       --       --       --       --
       Value at End of Year   14.228126   13.716867   12.056747   8.880934  12.542764       --       --       --       --       --
   Venture III No. of Units      47,104      66,655      67,745     53,533     12,061       --       --       --       --       --
AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   16.395088   15.273687   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.202436   16.395088   15.273687         --         --       --       --       --       --       --
   Venture III No. of Units   1,959,140   1,985,698     948,047         --         --       --       --       --       --       --
NY Venture III No. of Units     169,247     162,561     104,654         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.381502   15.268682   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.179614   16.381502   15.268682         --         --       --       --       --       --       --
   Venture III No. of Units     308,209     388,717     288,812         --         --       --       --       --       --       --
NY Venture III No. of Units     338,484     320,556     170,467         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.340787   15.253650   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.111302   16.340787   15.253650         --         --       --       --       --       --       --
   Venture III No. of Units   1,628,742   1,712,912     942,836         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.327248   15.248651   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.088608   16.327248   15.248651         --         --       --       --       --       --       --
   Venture III No. of Units      76,063      87,684      63,220         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.286664   15.233642   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.020655   16.286664   15.233642         --         --       --       --       --       --       --
   Venture III No. of Units     128,693     128,696      72,296         --         --       --       --       --       --       --
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.405025          --          --         --         --       --       --       --       --       --
   Venture III No. of Units   3,566,287          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units     711,816          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.402457          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      74,043          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units      63,355          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.394769          --          --         --         --       --       --       --       --       --
   Venture III No. of Units   2,994,445          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.392208          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       6,797          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.384515          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      91,751          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year $ 16.780106 $ 15.244028 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.079472   16.780106   15.244028         --         --       --       --       --       --       --
   Venture III No. of Units  13,041,370   8,375,265   2,475,448         --         --       --       --       --       --       --
NY Venture III No. of Units   1,184,869     341,820     131,990         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.766196   15.239027   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.054167   16.766196   15.239027         --         --       --       --       --       --       --
   Venture III No. of Units   1,559,117   1,351,116     858,573         --         --       --       --       --       --       --
NY Venture III No. of Units   1,281,340     825,367     245,799         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.724537   15.224034   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.978428   16.724537   15.224034         --         --       --       --       --       --       --
   Venture III No. of Units  10,175,695   6,880,421   2,612,352         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.710649   15.219032   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.953223   16.710649   15.219032         --         --       --       --       --       --       --
   Venture III No. of Units     236,527     252,328     173,612         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.669113   15.204047   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.877881   16.669113   15.204047         --         --       --       --       --       --       --
   Venture III No. of Units     553,681     419,925     180,221         --         --       --       --       --       --       --
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   16.596120   15.362725   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.188296   16.596120   15.362725         --         --       --       --       --       --       --
   Venture III No. of Units  12,287,959   6,992,566   1,544,985         --         --       --       --       --       --       --
NY Venture III No. of Units   1,227,423     282,665      76,292         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.582346   15.357677   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.165461   16.582346   15.357677         --         --       --       --       --       --       --
   Venture III No. of Units     723,902     730,270     446,416         --         --       --       --       --       --       --
NY Venture III No. of Units   1,141,109     639,202     165,437         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.541142   15.342564   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.097220   16.541142   15.342564         --         --       --       --       --       --       --
   Venture III No. of Units   9,004,004   5,153,685   1,644,885         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.527434   15.337532   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.074541   16.527434   15.337532         --         --       --       --       --       --       --
   Venture III No. of Units      99,134     193,184     107,141         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.486348   15.322435   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.006642   16.486348   15.322435         --         --       --       --       --       --       --
   Venture III No. of Units     607,590     462,271     208,488         --         --       --       --       --       --       --
AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   19.248449   16.480578   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.885476   19.248449   16.480578         --         --       --       --       --       --       --
   Venture III No. of Units   6,653,279   3,491,453     586,657         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
NY Venture III No. of Units     479,884     102,347      15,027         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   19.232496   16.475177   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.855124   19.232496   16.475177         --         --       --       --       --       --       --
   Venture III No. of Units     682,654     521,883     275,436         --         --       --       --       --       --       --
NY Venture III No. of Units     585,234     301,739      70,097         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 19.184723 $ 16.458965 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.764307   19.184723   16.458965         --         --       --       --       --       --       --
   Venture III No. of Units   4,498,519   2,393,198     525,458         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   19.168809   16.453567   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.734087   19.168809   16.453567         --         --       --       --       --       --       --
   Venture III No. of Units     126,331     110,296      19,661         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   19.121188   16.437377   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.643737   19.121188   16.437377         --         --       --       --       --       --       --
   Venture III No. of Units     295,957     180,409      50,920         --         --       --       --       --       --       --
BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   12.942556   12.090745    9.527205  11.661149         --       --       --       --       --       --
       Value at End of Year   13.414252   12.942556   12.090745   9.527205         --       --       --       --       --       --
   Venture III No. of Units   2,875,894   2,397,411   1,497,368    467,566         --       --       --       --       --       --
NY Venture III No. of Units     192,392     129,971      79,549     28,105         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.855314   12.949904   10.209299  12.500000         --       --       --       --       --       --
       Value at End of Year   14.353122   13.855314   12.949904  10.209299         --       --       --       --       --       --
   Venture III No. of Units   1,106,527   1,287,623   1,447,638    746,218         --       --       --       --       --       --
NY Venture III No. of Units     255,418     205,768     133,615    114,270         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.800581   12.918162   10.199546  12.500000         --       --       --       --       --       --
       Value at End of Year   14.275058   13.800581   12.918162  10.199546         --       --       --       --       --       --
   Venture III No. of Units   1,678,672   1,183,363     492,024     67,960         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.782369   12.907592   10.196295  12.500000         --       --       --       --       --       --
       Value at End of Year   14.249113   13.782369   12.907592  10.196295         --       --       --       --       --       --
   Venture III No. of Units     111,893     148,744     161,025    104,192         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.679183   14.706108   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.185945   15.679183   14.706108         --         --       --       --       --       --       --
   Venture III No. of Units     163,658     120,990      49,072         --         --       --       --       --       --       --
BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   21.626140   20.165015   15.870738  21.302974  21.898240       --       --       --       --       --
       Value at End of Year   22.463880   21.626140   20.165015  15.870738  21.302974       --       --       --       --       --
   Venture III No. of Units     224,831     273,059     405,084    400,734    169,381       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.308902   11.483029    9.042156  12.143192  12.500000       --       --       --       --       --
       Value at End of Year   12.779348   12.308902   11.483029   9.042156  12.143192       --       --       --       --       --
   Venture III No. of Units     446,496     591,541     700,061    733,780      6,710       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.245907   11.441458    9.022933  12.135598  12.500000       --       --       --       --       --
       Value at End of Year   12.694941   12.245907   11.441458   9.022933  12.135598       --       --       --       --       --
   Venture III No. of Units      43,523      51,035      71,726     67,960      6,710       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.224988   11.427637    9.016527  12.133063  12.500000       --       --       --       --       --
       Value at End of Year   12.666951   12.224988   11.427637   9.016527  12.133063       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units     165,401     205,182     200,869    210,871     69,505       --       --       --       --       --
CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   11.951649   11.124546    8.742892  11.443160         --       --       --       --       --       --
       Value at End of Year   13.367255   11.951649   11.124546   8.742892         --       --       --       --       --       --
   Venture III No. of Units     765,855     643,607     565,726    202,403         --       --       --       --       --       --
NY Venture III No. of Units      20,075      21,384      11,100     11,847         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year $ 13.038242 $ 12.142016 $  9.547302 $12.500000         --       --       --       --       --       --
       Value at End of Year   14.575285   13.038242   12.142016   9.547302         --       --       --       --       --       --
   Venture III No. of Units     614,695     714,630     788,230    397,347         --       --       --       --       --       --
NY Venture III No. of Units      42,337      45,087      36,933     26,055         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.986742   12.112259    9.538178  12.500000         --       --       --       --       --       --
       Value at End of Year   14.496031   12.986742   12.112259   9.538178         --       --       --       --       --       --
   Venture III No. of Units     357,179     273,041     174,607     39,623         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.969608   12.102351    9.535141  12.500000         --       --       --       --       --       --
       Value at End of Year   14.469692   12.969608   12.102351   9.535141         --       --       --       --       --       --
   Venture III No. of Units      80,330     100,979     108,546     65,452         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.891750   14.851408   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.703326   15.891750   14.851408         --         --       --       --       --       --       --
   Venture III No. of Units      16,881      16,513      12,116         --         --       --       --       --       --       --
CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year    8.205412    7.630471    5.991604   8.779269   9.195935       --       --       --       --       --
       Value at End of Year    9.201080    8.205412    7.630471   5.991604   8.779269       --       --       --       --       --
   Venture III No. of Units     254,549     358,348     387,166    366,979     80,024       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   11.075538   10.304647    8.095466  11.867934  12.500000       --       --       --       --       --
       Value at End of Year   12.413295   11.075538   10.304647   8.095466  11.867934       --       --       --       --       --
   Venture III No. of Units     240,673     289,125     339,054    367,924      4,837       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   11.018836   10.267322    8.078245  11.860509  12.500000       --       --       --       --       --
       Value at End of Year   12.331295   11.018836   10.267322   8.078245  11.860509       --       --       --       --       --
   Venture III No. of Units      11,535      13,330      18,973     39,623      4,837       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   11.000004   10.254916    8.072512  11.858037  12.500000       --       --       --       --       --
       Value at End of Year   12.304093   11.000004   10.254916   8.072512  11.858037       --       --       --       --       --
   Venture III No. of Units      67,060      94,529     109,634    103,157     20,129       --       --       --       --       --
CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   13.745437   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.768328   13.745437          --         --         --       --       --       --       --       --
   Venture III No. of Units     178,689     121,626          --         --         --       --       --       --       --       --
NY Venture III No. of Units      19,768      17,716          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.740877   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.756073   13.740877          --         --         --       --       --       --       --       --
   Venture III No. of Units      40,825      11,187          --         --         --       --       --       --       --       --
NY Venture III No. of Units      25,715      18,657          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.727218   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.719380   13.727218          --         --         --       --       --       --       --       --
   Venture III No. of Units     127,848      67,852          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.722679   12.500000          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   14.707182   13.722679          --         --         --       --       --       --       --       --
   Venture III No. of Units       6,688       2,559          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   13.709034   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.670608   13.709034          --         --         --       --       --       --       --       --
   Venture III No. of Units       5,933       4,832          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year $ 12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.462826          --          --         --         --       --       --       --       --       --
   Venture III No. of Units         391          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units         121          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.458696          --          --         --         --       --       --       --       --       --
   Venture III No. of Units         414          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.446319          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       3,739          --          --         --         --       --       --       --       --       --
CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   14.055449   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.624002   14.055449          --         --         --       --       --       --       --       --
   Venture III No. of Units     984,498     517,680          --         --         --       --       --       --       --       --
NY Venture III No. of Units      60,439      14,371          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.050793   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.611870   14.050793          --         --         --       --       --       --       --       --
   Venture III No. of Units      94,766      76,892          --         --         --       --       --       --       --       --
NY Venture III No. of Units      59,349      21,952          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.036828   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.575546   14.036828          --         --         --       --       --       --       --       --
   Venture III No. of Units     640,016     334,984          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.032175   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.563458   14.032175          --         --         --       --       --       --       --       --
   Venture III No. of Units       7,103      20,008          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   14.018233   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.527250   14.018233          --         --         --       --       --       --       --       --
   Venture III No. of Units      38,636      21,509          --         --         --       --       --       --       --       --
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year          --   13.565799   13.186201  12.504601         --       --       --       --       --       --
       Value at End of Year          --   13.830617   13.565799  13.186201         --       --       --       --       --       --
   Venture III No. of Units          --   7,401,186     695,637    252,850         --       --       --       --       --       --
NY Venture III No. of Units          --     254,299      48,803     23,178         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year          --   13.549724   13.177160  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.807295   13.549724  13.177160         --       --       --       --       --       --
   Venture III No. of Units          --     476,849     501,679    253,046         --       --       --       --       --       --
NY Venture III No. of Units          --     417,666      56,838     67,059         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year          --   13.516543   13.164614  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.752779   13.516543  13.164614         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units          --   4,302,819     206,340     16,141         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   13.505491   13.160436  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.734656   13.505491  13.160436         --       --       --       --       --       --
   Venture III No. of Units          --      85,622     106,307     70,827         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --   12.529076   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   12.722519   12.529076         --         --       --       --       --       --       --
   Venture III No. of Units          --     311,393      33,885         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-01-2005)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year          -- $ 18.084366 $ 17.576042 $16.605167 $16.388809       --       --       --       --       --
       Value at End of Year          --   18.472878   18.084366  17.576042  16.605167       --       --       --       --       --
   Venture III No. of Units          --     176,824     206,285    225,423     40,386       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year          --   13.790481   13.409549  12.675169  12.500000       --       --       --       --       --
       Value at End of Year          --   14.079685   13.790481  13.409549  12.675169       --       --       --       --       --
   Venture III No. of Units          --     188,742     225,752    305,030     26,252       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   13.740598   13.381106  12.667251  12.500000       --       --       --       --       --
       Value at End of Year          --   14.007679   13.740598  13.381106  12.667251       --       --       --       --       --
   Venture III No. of Units          --       3,694       6,559     16,141     26,252       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   13.724016   13.371638  12.664622  12.500000       --       --       --       --       --
       Value at End of Year          --   13.983764   13.724016  13.371638  12.664622       --       --       --       --       --
   Venture III No. of Units          --      84,618      86,438     78,504     34,146       --       --       --       --       --
DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.164527   12.164875    9.578097  11.842904         --       --       --       --       --       --
       Value at End of Year   14.504882   13.164527   12.164875   9.578097         --       --       --       --       --       --
   Venture III No. of Units     462,359     528,200     541,610     87,128         --       --       --       --       --       --
NY Venture III No. of Units      23,011      18,994      17,929      4,320         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.876630   12.829323   10.106305  12.500000         --       --       --       --       --       --
       Value at End of Year   15.281869   13.876630   12.829323  10.106305         --       --       --       --       --       --
   Venture III No. of Units     478,947     605,108     709,524     82,533         --       --       --       --       --       --
NY Venture III No. of Units      27,519      33,123      40,444      5,544         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.821803   12.797885   10.096656  12.500000         --       --       --       --       --       --
       Value at End of Year   15.198766   13.821803   12.797885  10.096656         --       --       --       --       --       --
   Venture III No. of Units     164,259     101,183     104,025      4,726         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.803584   12.787417   10.093444  12.500000         --       --       --       --       --       --
       Value at End of Year   15.171161   13.803584   12.787417  10.093444         --       --       --       --       --       --
   Venture III No. of Units     181,834      94,881     184,625     13,216         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.721014   15.513383   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.350189   16.721014   15.513383         --         --       --       --       --       --       --
   Venture III No. of Units      56,261      11,368      28,603         --         --       --       --       --       --       --
DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year    4.489166    4.149140    3.269019   4.639280   5.329139       --       --       --       --       --
       Value at End of Year    4.963389    4.489166    4.149140   3.269019   4.639280       --       --       --       --       --
   Venture III No. of Units     623,403     827,660     981,398    289,494    114,862       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   10.397356    9.614621    7.578932  10.761173  12.500000       --       --       --       --       --
       Value at End of Year   11.489988   10.397356    9.614621   7.578932  10.761173       --       --       --       --       --
   Venture III No. of Units     280,749     441,186     518,212    140,674      3,436       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   10.344111    9.579794    7.562801  10.754429  12.500000       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   11.414064   10.344111    9.579794   7.562801  10.754429       --       --       --       --       --
   Venture III No. of Units       8,051       9,149      15,496      4,726      3,436       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   10.326423    9.568210    7.557425  10.752178  12.500000       --       --       --       --       --
       Value at End of Year   11.388869   10.326423    9.568210   7.557425  10.752178       --       --       --       --       --
   Venture III No. of Units     222,815     225,775     268,434     46,340     24,817       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year $ 16.949671 $ 16.158911 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.903389   16.949671   16.158911         --         --       --       --       --       --       --
   Venture III No. of Units      60,906      72,374      28,839         --         --       --       --       --       --       --
NY Venture III No. of Units       2,115       1,792         281         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.935617   16.153611   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.879631   16.935617   16.153611         --         --       --       --       --       --       --
   Venture III No. of Units      11,805      11,246       7,937         --         --       --       --       --       --       --
NY Venture III No. of Units      17,623      13,145       8,439         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.893527   16.137719   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.808539   16.893527   16.137719         --         --       --       --       --       --       --
   Venture III No. of Units      55,386      45,303      13,253         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.879552   16.132438   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.784948   16.879552   16.132438         --         --       --       --       --       --       --
   Venture III No. of Units      12,262       6,010       5,961         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.837596   16.116569   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.714248   16.837596   16.116569         --         --       --       --       --       --       --
   Venture III No. of Units       2,029       2,310       1,165         --         --       --       --       --       --       --
EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.607657   12.428445    9.058585  11.864879         --       --       --       --       --       --
       Value at End of Year   14.035567   13.607657   12.428445   9.058585         --       --       --       --       --       --
   Venture III No. of Units     973,157   1,033,645     835,003    174,849         --       --       --       --       --       --
NY Venture III No. of Units      32,329      32,486      22,745     15,125         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.317145   13.083021    9.540441  12.500000         --       --       --       --       --       --
       Value at End of Year   14.760010   14.317145   13.083021   9.540441         --       --       --       --       --       --
   Venture III No. of Units     576,528     721,122     813,809    284,420         --       --       --       --       --       --
NY Venture III No. of Units      99,979      96,469      46,979     19,621         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.260613   13.050958    9.531326  12.500000         --       --       --       --       --       --
       Value at End of Year   14.679762   14.260613   13.050958   9.531326         --       --       --       --       --       --
   Venture III No. of Units     616,145     624,965     444,605      5,714         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.241810   13.040296    9.528294  12.500000         --       --       --       --       --       --
       Value at End of Year   14.653113   14.241810   13.040296   9.528294         --       --       --       --       --       --
   Venture III No. of Units     160,149      71,109     154,311     57,058         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   17.612588   16.150962   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.094145   17.612588   16.150962         --         --       --       --       --       --       --
   Venture III No. of Units      83,935      30,299      31,578         --         --       --       --       --       --       --
EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   16.949671   16.831817   12.246107  17.585667  17.911806       --       --       --       --       --
       Value at End of Year   19.077816   16.949671   16.831817  12.246107  17.585667       --       --       --       --       --
   Venture III No. of Units     136,855       6,561     208,059    187,231     45,391       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   16.935617   11.587592    8.434835  12.118671  12.500000       --       --       --       --       --
       Value at End of Year   13.120694   16.935617   11.587592   8.434835  12.118671       --       --       --       --       --
   Venture III No. of Units     185,432       2,628     327,397    284,440      2,557       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   16.893527   11.545630    8.416899  12.111098  12.500000       --       --       --       --       --
       Value at End of Year   13.034017   16.893527   11.545630   8.416899  12.111098       --       --       --       --       --
   Venture III No. of Units      18,488          75      27,653     28,910      2,557       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 16.879552 $ 11.531676 $  8.410923 $12.108565 $12.500000       --       --       --       --       --
       Value at End of Year   13.005257   16.879552   11.531676   8.410923  12.108565       --       --       --       --       --
   Venture III No. of Units      91,110          52     127,291    110,428     25,841       --       --       --       --       --
EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.882379   13.202023   10.702893  12.848754         --       --       --       --       --       --
       Value at End of Year   15.184057   14.882379   13.202023  10.702893         --       --       --       --       --       --
   Venture III No. of Units   4,382,894   4,038,819   2,428,665    789,636         --       --       --       --       --       --
NY Venture III No. of Units     317,099     247,244     186,829     94,077         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.459352   12.833195   10.409074  12.500000         --       --       --       --       --       --
       Value at End of Year   14.745104   14.459352   12.833195  10.409074         --       --       --       --       --       --
   Venture III No. of Units   2,573,331   2,845,382   3,022,629  1,472,896         --       --       --       --       --       --
NY Venture III No. of Units     464,276     354,708     170,015    208,253         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.402241   12.801739   10.399131  12.500000         --       --       --       --       --       --
       Value at End of Year   14.664912   14.402241   12.801739  10.399131         --       --       --       --       --       --
   Venture III No. of Units   2,534,354   2,129,976     922,828     72,429         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.383246   12.791261   10.395821  12.500000         --       --       --       --       --       --
       Value at End of Year   14.638276   14.383246   12.791261  10.395821         --       --       --       --       --       --
   Venture III No. of Units     295,590     431,918     447,595    254,248         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.818170   14.979182   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.090789   16.818170   14.979182         --         --       --       --       --       --       --
   Venture III No. of Units     130,409     113,811      51,449         --         --       --       --       --       --       --
EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   27.864315   24.674518   19.976038  23.419227  23.987293       --       --       --       --       --
       Value at End of Year   28.484603   27.864315   24.674518  19.976038  23.419227       --       --       --       --       --
   Venture III No. of Units     339,253     450,077     484,523    535,366    133,370       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.430566   12.785015   10.355686  12.146730  12.500000       --       --       --       --       --
       Value at End of Year   14.744455   14.430566   12.785015  10.355686  12.146730       --       --       --       --       --
   Venture III No. of Units     801,467   1,052,521   1,142,868  1,276,620     28,697       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.356729   12.738737   10.333675  12.139130  12.500000       --       --       --       --       --
       Value at End of Year   14.647090   14.356729   12.738737  10.333675  12.139130       --       --       --       --       --
   Venture III No. of Units      52,412      55,715      74,231     72,429     28,697       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.332181   12.723328   10.326336  12.136595  12.500000       --       --       --       --       --
       Value at End of Year   14.614762   14.332181   12.723328  10.326336  12.136595       --       --       --       --       --
   Venture III No. of Units     251,739     327,655     316,798    469,145     72,763       --       --       --       --       --
FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.702700   13.578107   10.347728  12.638293         --       --       --       --       --       --
       Value at End of Year   15.854914   14.702700   13.578107  10.347728         --       --       --       --       --       --
   Venture III No. of Units     617,520     644,275     585,235    239,270         --       --       --       --       --       --
NY Venture III No. of Units      33,508      31,040      24,981      5,638         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   14.522649   13.418556   10.231240  12.500000         --       --       --       --       --       --
       Value at End of Year   15.652956   14.522649   13.418556  10.231240         --       --       --       --       --       --
   Venture III No. of Units     380,115     431,763     468,599    175,574         --       --       --       --       --       --
NY Venture III No. of Units      66,298      75,100      40,520     28,212         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.465294   13.385674   10.221472  12.500000         --       --       --       --       --       --
       Value at End of Year   15.567838   14.465294   13.385674  10.221472         --       --       --       --       --       --
   Venture III No. of Units     278,434     267,698     193,147     25,104         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 14.446232 $ 13.374740 $ 10.218222 $12.500000         --       --       --       --       --       --
       Value at End of Year   15.539574   14.446232   13.374740  10.218222         --       --       --       --       --       --
   Venture III No. of Units      69,839      74,119      86,863     54,273         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.862052   15.634885   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.111131   16.862052   15.634885         --         --       --       --       --       --       --
   Venture III No. of Units      32,445      30,536      21,333         --         --       --       --       --       --       --
FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   13.256232   12.210054    9.292550  11.504833  12.109477       --       --       --       --       --
       Value at End of Year   14.314742   13.256232   12.210054   9.292550  11.504833       --       --       --       --       --
   Venture III No. of Units     179,945     280,690     313,309    329,587     79,463       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.593885   12.527328    9.538791  11.815615  12.500000       --       --       --       --       --
       Value at End of Year   14.672050   13.593885   12.527328   9.538791  11.815615       --       --       --       --       --
   Venture III No. of Units     113,493     147,080     157,593    162,475         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.524311   12.481976    9.518501  11.808217  12.500000       --       --       --       --       --
       Value at End of Year   14.575147   13.524311   12.481976   9.518501  11.808217       --       --       --       --       --
   Venture III No. of Units       6,553      15,814      22,989     25,104         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.501225   12.466911    9.511759  11.805755  12.500000       --       --       --       --       --
       Value at End of Year   14.543022   13.501225   12.466911   9.511759  11.805755       --       --       --       --       --
   Venture III No. of Units      95,825     131,727     132,728    147,104     30,899       --       --       --       --       --
FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.855745   13.552445   10.633144  12.594671         --       --       --       --       --       --
       Value at End of Year   15.884823   14.855745   13.552445  10.633144         --       --       --       --       --       --
   Venture III No. of Units   4,405,762   2,947,953   1,743,830    515,915         --       --       --       --       --       --
NY Venture III No. of Units     175,138      74,489      39,812     87,372         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.724657   13.439595   10.549867  12.500000         --       --       --       --       --       --
       Value at End of Year   15.736804   14.724657   13.439595  10.549867         --       --       --       --       --       --
   Venture III No. of Units   1,767,029   1,917,991   1,873,345    929,985         --       --       --       --       --       --
NY Venture III No. of Units     318,196     254,902     120,094     99,581         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.666493   13.406652   10.539789  12.500000         --       --       --       --       --       --
       Value at End of Year   15.651225   14.666493   13.406652  10.539789         --       --       --       --       --       --
   Venture III No. of Units   2,625,432   1,597,541     724,423     40,455         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.647175   13.395703   10.536441  12.500000         --       --       --       --       --       --
       Value at End of Year   15.622816   14.647175   13.395703  10.536441         --       --       --       --       --       --
   Venture III No. of Units     181,238     193,886     199,283    157,548         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.788033   15.376750   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.879526   16.788033   15.376750         --         --       --       --       --       --       --
   Venture III No. of Units     151,883      83,418      46,913         --         --       --       --       --       --       --
FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   13.428205   12.211223    9.561490  11.600607  11.960105       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   14.377102   13.428205   12.211223   9.561490  11.600607       --       --       --       --       --
   Venture III No. of Units     584,896     797,463   1,102,100  1,126,983    489,147       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.952931   12.694757    9.945065  12.072032  12.500000       --       --       --       --       --
       Value at End of Year   14.931470   13.952931   12.694757   9.945065  12.072032       --       --       --       --       --
   Venture III No. of Units     658,777     957,799   1,022,920  1,103,460     40,942       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $ 13.881560 $ 12.648823 $  9.923939 $12.064485 $12.500000       --       --       --       --       --
       Value at End of Year   14.832896   13.881560   12.648823   9.923939  12.064485       --       --       --       --       --
   Venture III No. of Units      53,878      32,731      39,988     40,455     40,942       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.857847   12.633542    9.916901  12.061966  12.500000       --       --       --       --       --
       Value at End of Year   14.800180   13.857847   12.633542   9.916901  12.061966       --       --       --       --       --
   Venture III No. of Units     379,986     404,510     373,487    361,506    116,042       --       --       --       --       --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.183540   11.911549    9.575126  11.800056         --       --       --       --       --       --
       Value at End of Year   13.737958   13.183540   11.911549   9.575126         --       --       --       --       --       --
   Venture III No. of Units   2,344,078     838,415     241,284     49,036         --       --       --       --       --       --
NY Venture III No. of Units     137,976      26,592       8,273      2,183         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.947145   12.607788   10.139860  12.500000         --       --       --       --       --       --
       Value at End of Year   14.526422   13.947145   12.607788  10.139860         --       --       --       --       --       --
   Venture III No. of Units     300,268     271,077     215,426    121,427         --       --       --       --       --       --
NY Venture III No. of Units     109,834      99,867      76,541     11,718         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.892059   12.576878   10.130181  12.500000         --       --       --       --       --       --
       Value at End of Year   14.447430   13.892059   12.576878  10.130181         --       --       --       --       --       --
   Venture III No. of Units   1,364,373     531,937     155,717     12,394         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.873751   12.566607   10.126955  12.500000         --       --       --       --       --       --
       Value at End of Year   14.421207   13.873751   12.566607  10.126955         --       --       --       --       --       --
   Venture III No. of Units      27,023      30,370      34,337     20,731         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.348045   14.830076   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.967731   16.348045   14.830076         --         --       --       --       --       --       --
   Venture III No. of Units      99,196      51,466      10,306         --         --       --       --       --       --       --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   10.621190    9.578808    7.702576  10.197351  10.834371       --       --       --       --       --
       Value at End of Year   11.096081   10.621190    9.578808   7.702576  10.197351       --       --       --       --       --
   Venture III No. of Units      72,936      92,760     110,472    137,152     40,851       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.187943   10.997305    8.847644  11.719158  12.500000       --       --       --       --       --
       Value at End of Year   12.726550   12.187943   10.997305   8.847644  11.719158       --       --       --       --       --
   Venture III No. of Units      79,038     103,250     105,136    134,626         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.125553   10.957473    8.828827  11.711820  12.500000       --       --       --       --       --
       Value at End of Year   12.642477   12.125553   10.957473   8.828827  11.711820       --       --       --       --       --
   Venture III No. of Units      10,591      10,796      11,919     12,394         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.104837   10.944234    8.822564  11.709378  12.500000       --       --       --       --       --
       Value at End of Year   12.614590   12.104837   10.944234   8.822564  11.709378       --       --       --       --       --
   Venture III No. of Units      24,348      34,794      40,883    135,425     11,123       --       --       --       --       --
GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   18.331732   16.932377   14.946973  13.065634         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   16.832660   18.331732   16.932377  14.946973         --       --       --       --       --       --
   Venture III No. of Units   2,482,846   1,609,236     862,965    266,414         --       --       --       --       --       --
NY Venture III No. of Units      94,948      43,981      18,393     17,778         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   17.515004   16.186110   14.295351  12.500000         --       --       --       --       --       --
       Value at End of Year   16.074715   17.515004   16.186110  14.295351         --       --       --       --       --       --
   Venture III No. of Units     577,708     551,915     592,595    207,523         --       --       --       --       --       --
NY Venture III No. of Units     102,785      91,274      44,080     73,987         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 17.445870 $ 16.146477 $ 14.281750 $12.500000         --       --       --       --       --       --
       Value at End of Year   15.987312   17.445870   16.146477  14.281750         --       --       --       --       --       --
   Venture III No. of Units   1,552,367     793,677     263,005      9,637         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   17.422887   16.133296   14.277221  12.500000         --       --       --       --       --       --
       Value at End of Year   15.958285   17.422887   16.133296  14.277221         --       --       --       --       --       --
   Venture III No. of Units      74,572     105,122      99,515     51,802         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   14.461843   13.411572   12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.226348   14.461843   13.411572         --         --       --       --       --       --       --
   Venture III No. of Units     116,178      80,275      59,221         --         --       --       --       --       --       --
GLOBAL BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   19.559001   18.037496   15.890969  13.448939  13.259113       --       --       --       --       --
       Value at End of Year   17.981109   19.559001   18.037496  15.890969  13.448939       --       --       --       --       --
   Venture III No. of Units     123,116     141,559     135,305    122,886      8,068       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   18.392205   16.969963   14.957944  12.665620  12.500000       --       --       --       --       --
       Value at End of Year   16.900006   18.392205   16.969963  14.957944  12.665620       --       --       --       --       --
   Venture III No. of Units     116,053     151,103     141,883    159,585      1,821       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   18.298149   16.908591   14.926222  12.657716  12.500000       --       --       --       --       --
       Value at End of Year   16.788441   18.298149   16.908591  14.926222  12.657716       --       --       --       --       --
   Venture III No. of Units       6,703      14,147      12,385      9,637      1,821       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   18.266917   16.888191   14.915657  12.655085  12.500000       --       --       --       --       --
       Value at End of Year   16.751423   18.266917   16.888191  14.915657  12.655085       --       --       --       --       --
   Venture III No. of Units      32,345      31,689      36,711     43,687      4,688       --       --       --       --       --
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.349048   12.737013   10.177657  12.324414         --       --       --       --       --       --
       Value at End of Year   15.596883   14.349048   12.737013  10.177657         --       --       --       --       --       --
   Venture III No. of Units     440,210     328,873     237,217    109,336         --       --       --       --       --       --
NY Venture III No. of Units      12,723       9,161       4,890      6,453         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.534304   12.907925   10.319378  12.500000         --       --       --       --       --       --
       Value at End of Year   15.790358   14.534304   12.907925  10.319378         --       --       --       --       --       --
   Venture III No. of Units     323,448     358,860     338,502    215,905         --       --       --       --       --       --
NY Venture III No. of Units      53,562      30,068      15,472     15,985         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.476898   12.876284   10.309521  12.500000         --       --       --       --       --       --
       Value at End of Year   15.704495   14.476898   12.876284  10.309521         --       --       --       --       --       --
   Venture III No. of Units     189,376     131,024      76,294     18,265         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.457803   12.865753   10.306231  12.500000         --       --       --       --       --       --
       Value at End of Year   15.675974   14.457803   12.865753  10.306231         --       --       --       --       --       --
   Venture III No. of Units      33,789      42,942      40,555     25,931         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.903271   15.064561   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.300087   16.903271   15.064561         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units      15,693       9,974       4,657         --         --       --       --       --       --       --
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   19.560024   17.329337   13.821990  17.371743  18.932407       --       --       --       --       --
       Value at End of Year   21.303555   19.560024   17.329337  13.821990  17.371743       --       --       --       --       --
   Venture III No. of Units      71,685     103,717     132,638    153,924     68,230       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 12.774840 $ 11.323632 $  9.036317 $11.362716 $12.500000       --       --       --       --       --
       Value at End of Year   13.906629   12.774840   11.323632   9.036317  11.362716       --       --       --       --       --
   Venture III No. of Units      93,754     118,180     124,289    174,250      1,126       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.709470   11.282635    9.017096  11.355598  12.500000       --       --       --       --       --
       Value at End of Year   13.814786   12.709470   11.282635   9.017096  11.355598       --       --       --       --       --
   Venture III No. of Units       9,186       9,095      17,187     18,265      1,126       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.687743   11.268996    9.010705  11.353229  12.500000       --       --       --       --       --
       Value at End of Year   13.784289   12.687743   11.268996   9.010705  11.353229       --       --       --       --       --
   Venture III No. of Units      97,354     112,476     100,494     93,038     14,279       --       --       --       --       --
GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES (units first credited
8-04-2003)
Contracts with no Optional Benefits
     Value at Start of Year          --   13.915189   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   13.933872   13.915189         --         --       --       --       --       --       --
   Venture III No. of Units          --       9,707      19,667         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year          --   13.901020   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   13.884836   13.901020         --         --       --       --       --       --       --
   Venture III No. of Units          --         142         143         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year          --   13.915189   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   13.933872   13.915189         --         --       --       --       --       --       --
   Venture III No. of Units          --       9,707      19,667         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   13.901020   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   13.884836   13.901020         --         --       --       --       --       --       --
   Venture III No. of Units          --         142         143         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --   13.892531   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   13.855506   13.892531         --         --       --       --       --       --       --
GROWTH & INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   12.412328   11.843741    9.525105  11.563082         --       --       --       --       --       --
       Value at End of Year   12.434326   12.412328   11.843741   9.525105         --       --       --       --       --       --
   Venture III No. of Units   1,446,914   1,647,147   1,357,569    453,624         --       --       --       --       --       --
NY Venture III No. of Units     117,697     139,437      97,353     69,557         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.400354   12.792926   10.293610  12.500000         --       --       --       --       --       --
       Value at End of Year   13.417411   13.400354   12.792926  10.293610         --       --       --       --       --       --
   Venture III No. of Units   1,142,432   1,505,611   1,564,714    701,296         --       --       --       --       --       --
NY Venture III No. of Units     231,550     306,910     237,376    157,975         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.347440   12.761586   10.283785  12.500000         --       --       --       --       --       --
       Value at End of Year   13.344452   13.347440   12.761586  10.283785         --       --       --       --       --       --
   Venture III No. of Units     759,238     847,551     471,703     46,298         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.329829   12.751140   10.280506  12.500000         --       --       --       --       --       --
       Value at End of Year   13.320200   13.329829   12.751140  10.280506         --       --       --       --       --       --
   Venture III No. of Units     143,910     190,792     210,033    114,115         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.533742   14.881736   12.500000         --         --       --       --       --       --       --
       Value at End of Year   15.499334   15.533742   14.881736         --         --       --       --       --       --       --
   Venture III No. of Units      75,794      71,022      33,796         --         --       --       --       --       --       --
GROWTH & INCOME TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   23.639930   22.509721   18.077695  24.289203  25.399185       --       --       --       --       --
       Value at End of Year   23.726364   23.639930   22.509721  18.077695  24.289203       --       --       --       --       --
   Venture III No. of Units     293,782     377,834     503,113    534,526    192,389       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 11.577551 $ 11.029558 $  8.862332 $11.913393 $12.500000       --       --       --       --       --
       Value at End of Year   11.614096   11.577551   11.029558   8.862332  11.913393       --       --       --       --       --
   Venture III No. of Units     640,661     913,120   1,024,581  1,025,162     31,888       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   11.518267   10.989611    8.843472  11.905935  12.500000       --       --       --       --       --
       Value at End of Year   11.537349   11.518267   10.989611   8.843472  11.905935       --       --       --       --       --
   Venture III No. of Units      27,048      30,729      46,925     46,298     31,888       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   11.498591   10.976335    8.837200  11.903453  12.500000       --       --       --       --       --
       Value at End of Year   11.511903   11.498591   10.976335   8.837200  11.903453       --       --       --       --       --
   Venture III No. of Units     248,509     327,149     394,503    428,051    130,404       --       --       --       --       --
HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.424059   12.746949    9.534743  11.223440         --       --       --       --       --       --
       Value at End of Year   15.951784   14.424059   12.746949   9.534743         --       --       --       --       --       --
   Venture III No. of Units   1,011,800   1,089,573     772,102    299,587         --       --       --       --       --       --
NY Venture III No. of Units      58,297      51,998      42,899      8,334         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.043469   14.185179   10.615849  12.500000         --       --       --       --       --       --
       Value at End of Year   17.733870   16.043469   14.185179  10.615849         --       --       --       --       --       --
   Venture III No. of Units     550,178     605,996     587,894    255,642         --       --       --       --       --       --
NY Venture III No. of Units     134,034     128,574      67,695     33,548         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.980101   14.150421   10.605710  12.500000         --       --       --       --       --       --
       Value at End of Year   17.637420   15.980101   14.150421  10.605710         --       --       --       --       --       --
   Venture III No. of Units     588,658     541,226     310,055     14,361         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.959023   14.138853   10.602331  12.500000         --       --       --       --       --       --
       Value at End of Year   17.605376   15.959023   14.138853  10.602331         --       --       --       --       --       --
   Venture III No. of Units     124,753     123,486     134,349     58,653         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.897181   14.992537   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.612465   16.897181   14.992537         --         --       --       --       --       --       --
   Venture III No. of Units      63,089      59,654      40,234         --         --       --       --       --       --       --
HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   14.563722   12.840795    9.583435  13.390760  12.786642       --       --       --       --       --
       Value at End of Year   16.137302   14.563722   12.840795   9.583435  13.390760       --       --       --       --       --
   Venture III No. of Units     286,983     373,518     522,566    543,042    207,903       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.325124   12.636757    9.435859  13.191182  12.500000       --       --       --       --       --
       Value at End of Year   15.865008   14.325124   12.636757   9.435859  13.191182       --       --       --       --       --
   Venture III No. of Units     265,282     342,683     350,008    339,355      3,599       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.251835   12.591031    9.415806  13.182940  12.500000       --       --       --       --       --
       Value at End of Year   15.760255   14.251835   12.591031   9.415806  13.182940       --       --       --       --       --
   Venture III No. of Units       6,542       5,453      12,004     14,361      3,599       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.227479   12.575813    9.409123  13.180193  12.500000       --       --       --       --       --
       Value at End of Year   15.725474   14.227479   12.575813   9.409123  13.180193       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units     117,394     145,164     165,233    176,335     46,697       --       --       --       --       --
HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.145567   13.891244   11.370655  12.141727         --       --       --       --       --       --
       Value at End of Year   15.428438   15.145567   13.891244  11.370655         --       --       --       --       --       --
   Venture III No. of Units   1,797,146   2,120,483   1,762,068    284,891         --       --       --       --       --       --
NY Venture III No. of Units     126,053     163,790     175,755     16,234         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year $ 15.571927 $ 14.289454 $ 11.702451 $12.500000         --       --       --       --       --       --
       Value at End of Year   15.854859   15.571927   14.289454  11.702451         --       --       --       --       --       --
   Venture III No. of Units     646,754   1,098,262   1,233,595    310,509         --       --       --       --       --       --
NY Venture III No. of Units     100,941     171,945     143,636     43,415         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.510445   14.254457   11.691304  12.500000         --       --       --       --       --       --
       Value at End of Year   15.768654   15.510445   14.254457  11.691304         --       --       --       --       --       --
   Venture III No. of Units     800,087     872,757     542,096     54,491         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.489994   14.242800   11.687584  12.500000         --       --       --       --       --       --
       Value at End of Year   15.740008   15.489994   14.242800  11.687584         --       --       --       --       --       --
   Venture III No. of Units      62,867     118,927     161,852     39,407         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   14.895606   13.716878   12.500000         --         --       --       --       --       --       --
       Value at End of Year   15.113401   14.895606   13.716878         --         --       --       --       --       --       --
   Venture III No. of Units      96,377     178,225      73,648         --         --       --       --       --       --       --
HIGH YIELD TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   15.175076   13.891585   11.348366  12.388789  12.878927       --       --       --       --       --
       Value at End of Year   15.479357   15.175076   13.891585  11.348366  12.388789       --       --       --       --       --
   Venture III No. of Units     241,663     343,184     572,282    426,440    177,553       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.660969   13.427690   10.974884  11.987059  12.500000       --       --       --       --       --
       Value at End of Year   14.947494   14.660969   13.427690  10.974884  11.987059       --       --       --       --       --
   Venture III No. of Units     219,258     334,866     400,190    256,238      3,624       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.585968   13.379105   10.951578  11.979562  12.500000       --       --       --       --       --
       Value at End of Year   14.848800   14.585968   13.379105  10.951578  11.979562       --       --       --       --       --
   Venture III No. of Units      51,756      61,876      58,692     54,491      3,624       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.561077   13.362964   10.943828  11.977070  12.500000       --       --       --       --       --
       Value at End of Year   14.816071   14.561077   13.362964  10.943828  11.977070       --       --       --       --       --
   Venture III No. of Units      70,122     150,394     231,535    152,818     23,587       --       --       --       --       --
INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.730294   12.995332   10.461390  12.065818         --       --       --       --       --       --
       Value at End of Year   14.179404   13.730294   12.995332  10.461390         --       --       --       --       --       --
   Venture III No. of Units   1,597,506   1,816,378   1,187,425    299,598         --       --       --       --       --       --
NY Venture III No. of Units      94,668      87,863      50,556     21,089         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.205594   13.451943   10.834389  12.500000         --       --       --       --       --       --
       Value at End of Year   14.662929   14.205594   13.451943  10.834389         --       --       --       --       --       --
   Venture III No. of Units     943,761   1,149,939   1,027,704    389,937         --       --       --       --       --       --
NY Venture III No. of Units     253,761     224,293     107,445     42,937         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.149495   13.418984   10.824045  12.500000         --       --       --       --       --       --
       Value at End of Year   14.583201   14.149495   13.418984  10.824045         --       --       --       --       --       --
   Venture III No. of Units     917,091   1,196,450     534,443     27,012         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.130840   13.408012   10.820604  12.500000         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   14.556722   14.130840   13.408012  10.820604         --       --       --       --       --       --
   Venture III No. of Units     124,401     159,627     144,050     57,010         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.170618   14.416264   12.500000         --         --       --       --       --       --       --
       Value at End of Year   15.604484   15.170618   14.416264         --         --       --       --       --       --       --
   Venture III No. of Units      76,555      91,542      56,698         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year $ 20.086607 $ 18.972143 $ 15.248938 $18.440571 $18.678710       --       --       --       --       --
       Value at End of Year   20.790265   20.086607   18.972143  15.248938  18.440571       --       --       --       --       --
   Venture III No. of Units     296,296     374,814     361,461    315,040     79,229       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.367350   12.632027   10.158114  12.290367  12.500000       --       --       --       --       --
       Value at End of Year   13.828735   13.367350   12.632027  10.158114  12.290367       --       --       --       --       --
   Venture III No. of Units     335,218     511,095     443,764    448,378      7,959       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.298961   12.586301   10.136519  12.282680  12.500000       --       --       --       --       --
       Value at End of Year   13.737414   13.298961   12.586301  10.136519  12.282680       --       --       --       --       --
   Venture III No. of Units      11,416      17,097      23,174     27,012      7,959       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.276229   12.571095   10.129331  12.280120  12.500000       --       --       --       --       --
       Value at End of Year   13.707101   13.276229   12.571095  10.129331  12.280120       --       --       --       --       --
   Venture III No. of Units     100,800     162,405     159,514    157,833     47,904       --       --       --       --       --
INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   14.621376   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.740309   14.621376          --         --         --       --       --       --       --       --
   Venture III No. of Units     403,664     337,941          --         --         --       --       --       --       --       --
NY Venture III No. of Units      36,615      25,103          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.616527   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.726412   14.616527          --         --         --       --       --       --       --       --
   Venture III No. of Units     335,510     358,653          --         --         --       --       --       --       --       --
NY Venture III No. of Units      45,556      48,108          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.602007   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.684842   14.602007          --         --         --       --       --       --       --       --
   Venture III No. of Units     255,295     218,106          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.597181   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.671019   14.597181          --         --         --       --       --       --       --       --
   Venture III No. of Units      21,823      42,376          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   14.582668   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.629555   14.582668          --         --         --       --       --       --       --       --
   Venture III No. of Units      11,860       9,318          --         --         --       --       --       --       --       --
INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   14.644673   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.798844   14.644673          --         --         --       --       --       --       --       --
   Venture III No. of Units      37,794      51,643          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.639807   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.784899   14.639807          --         --         --       --       --       --       --       --
   Venture III No. of Units      96,260     137,510          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.625267   12.500000          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   16.743181   14.625267          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,690       1,250          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.620416   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   16.729279   14.620416          --         --         --       --       --       --       --       --
   Venture III No. of Units      26,017      24,487          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year $ 12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.341517          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     144,781          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       1,006          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.336432          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      56,591          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       6,025          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.321220          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      53,237          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.316149          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       6,809          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.300939          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      30,054          --          --         --         --       --       --       --       --       --
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   18.468207   15.534502   10.206568  12.923106         --       --       --       --       --       --
       Value at End of Year   19.960658   18.468207   15.534502  10.206568         --       --       --       --       --       --
   Venture III No. of Units     551,672     508,429     316,160    137,846         --       --       --       --       --       --
NY Venture III No. of Units      25,055      22,890       7,350      4,073         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   17.840011   15.013613    9.869257  12.500000         --       --       --       --       --       --
       Value at End of Year   19.272082   17.840011   15.013613   9.869257         --       --       --       --       --       --
   Venture III No. of Units     172,609     234,775     276,036     78,980         --       --       --       --       --       --
NY Venture III No. of Units      77,841      84,383      35,182      4,421         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   17.769580   14.976847    9.859838  12.500000         --       --       --       --       --       --
       Value at End of Year   19.167310   17.769580   14.976847   9.859838         --       --       --       --       --       --
   Venture III No. of Units     333,776     354,469     157,210      9,734         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   17.746163   14.964601    9.856697  12.500000         --       --       --       --       --       --
       Value at End of Year   19.132518   17.746163   14.964601   9.856697         --       --       --       --       --       --
   Venture III No. of Units      43,454      69,407      66,406     46,421         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   21.283927   17.974839   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.912379   21.283927   17.974839         --         --       --       --       --       --       --
   Venture III No. of Units      25,876      28,603      14,669         --         --       --       --       --       --       --
INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   18.755616   15.750610   10.334358  12.616712  13.367973       --       --       --       --       --
       Value at End of Year   20.313661   18.755616   15.750610  10.334358  12.616712       --       --       --       --       --
   Venture III No. of Units      47,391      64,365      59,349     57,816     13,083       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   17.348142   14.575939    9.568402  11.687448  12.500000       --       --       --       --       --
       Value at End of Year   18.779909   17.348142   14.575939   9.568402  11.687448       --       --       --       --       --
   Venture III No. of Units      31,531      46,825      41,942     27,695        321       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   17.259400   14.523185    9.548061  11.680121  12.500000       --       --       --       --       --
       Value at End of Year   18.655922   17.259400   14.523185   9.548061  11.680121       --       --       --       --       --
   Venture III No. of Units       1,169       3,085       9,655      9,734        321       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 17.229899 $ 14.505634 $  9.541288 $11.677685 $12.500000       --       --       --       --       --
       Value at End of Year   18.614757   17.229899   14.505634   9.541288  11.677685       --       --       --       --       --
   Venture III No. of Units      84,068      21,580      28,195     49,057     11,321       --       --       --       --       --
INTERNATIONAL STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.483618   12.765244    9.962987  12.868047         --       --       --       --       --       --
       Value at End of Year   16.484777   14.483618   12.765244   9.962987         --       --       --       --       --       --
   Venture III No. of Units     488,083     509,688     450,208    176,920         --       --       --       --       --       --
NY Venture III No. of Units       8,135       8,907       4,807     14,269         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.050808   12.389988    9.674956  12.500000         --       --       --       --       --       --
       Value at End of Year   15.984195   14.050808   12.389988   9.674956         --       --       --       --       --       --
   Venture III No. of Units     329,380     395,719     422,409    284,865         --       --       --       --       --       --
NY Venture III No. of Units      17,799      19,936      16,892     12,367         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.995306   12.359623    9.665705  12.500000         --       --       --       --       --       --
       Value at End of Year   15.897270   13.995306   12.359623   9.665705         --       --       --       --       --       --
   Venture III No. of Units     125,223     133,773     101,503     28,119         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.976842   12.349503    9.662625  12.500000         --       --       --       --       --       --
       Value at End of Year   15.868390   13.976842   12.349503   9.662625         --       --       --       --       --       --
   Venture III No. of Units      43,834      65,951      75,853     70,786         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.405332   16.286845   12.500000         --         --       --       --       --       --       --
       Value at End of Year   20.864973   18.405332   16.286845         --         --       --       --       --       --       --
   Venture III No. of Units       8,058       6,902       6,302         --         --       --       --       --       --       --
INTERNATIONAL STOCK TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.936882   11.378475    8.879457  11.527320  12.212749       --       --       --       --       --
       Value at End of Year   14.754587   12.936882   11.378475   8.879457  11.527320       --       --       --       --       --
   Venture III No. of Units      99,150     122,226     140,930    131,348     35,653       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.038216   11.473346    8.957969  11.635074  12.500000       --       --       --       --       --
       Value at End of Year   14.862751   13.038216   11.473346   8.957969  11.635074       --       --       --       --       --
   Venture III No. of Units      88,700     136,031     154,065    176,546      1,577       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.971477   11.431790    8.938910  11.627790  12.500000       --       --       --       --       --
       Value at End of Year   14.764581   12.971477   11.431790   8.938910  11.627790       --       --       --       --       --
   Venture III No. of Units      18,995      20,912      25,089     28,119      1,577       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.949312   11.417982    8.932575  11.625360  12.500000       --       --       --       --       --
       Value at End of Year   14.732014   12.949312   11.417982   8.932575  11.625360       --       --       --       --       --
   Venture III No. of Units      51,870      67,431      76,243     81,325     27,818       --       --       --       --       --
INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   17.515517   14.671519   10.320663  13.194820         --       --       --       --       --       --
       Value at End of Year   19.005873   17.515517   14.671519  10.320663         --       --       --       --       --       --
   Venture III No. of Units   2,365,952   1,963,880   1,169,969    396,766         --       --       --       --       --       --
NY Venture III No. of Units     111,421      65,522      48,600     56,165         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   16.571302   13.887566    9.774073  12.500000         --       --       --       --       --       --
       Value at End of Year   17.972367   16.571302   13.887566   9.774073         --       --       --       --       --       --
   Venture III No. of Units   1,778,386   1,776,210   1,735,805    872,145         --       --       --       --       --       --
NY Venture III No. of Units     274,198     239,822     155,887     40,129         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.505871   13.853534    9.764733  12.500000         --       --       --       --       --       --
       Value at End of Year   17.874645   16.505871   13.853534   9.764733         --       --       --       --       --       --
   Venture III No. of Units   1,308,769   1,011,065     524,999     13,226         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 16.484112 $ 13.842199 $  9.761622 $12.500000         --       --       --       --       --       --
       Value at End of Year   17.842191   16.484112   13.842199   9.761622         --       --       --       --       --       --
   Venture III No. of Units     247,003     151,299     168,196     97,871         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   20.550785   17.283080   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.210653   20.550785   17.283080         --         --       --       --       --       --       --
   Venture III No. of Units     120,713      62,710      38,651         --         --       --       --       --       --       --
INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   14.400513   12.045466    8.453467  10.459987  10.762649       --       --       --       --       --
       Value at End of Year   15.658687   14.400513   12.045466   8.453467  10.459987       --       --       --       --       --
   Venture III No. of Units     417,916     377,884     383,809    345,356     61,580       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   16.452869   13.769068    9.667908  11.968682  12.500000       --       --       --       --       --
       Value at End of Year   17.881443   16.452869   13.769068   9.667908  11.968682       --       --       --       --       --
   Venture III No. of Units     348,919     283,755     286,750    288,965      4,571       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   16.368662   13.719209    9.647340  11.961174  12.500000       --       --       --       --       --
       Value at End of Year   17.763346   16.368662   13.719209   9.647340  11.961174       --       --       --       --       --
   Venture III No. of Units      29,355       7,261       9,676     13,226      4,571       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.340688   13.702625    9.640492  11.958679  12.500000       --       --       --       --       --
       Value at End of Year   17.724137   16.340688   13.702625   9.640492  11.958679       --       --       --       --       --
   Venture III No. of Units     126,013     104,824     116,289     97,258     12,424       --       --       --       --       --
INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.560248   14.145464   13.410129  12.572482         --       --       --       --       --       --
       Value at End of Year   14.612716   14.560248   14.145464  13.410129         --       --       --       --       --       --
   Venture III No. of Units   1,409,281     788,314     688,538    287,878         --       --       --       --       --       --
NY Venture III No. of Units     401,675      46,103      38,438     36,633         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.457233   14.052420   13.328579  12.500000         --       --       --       --       --       --
       Value at End of Year   14.502086   14.457233   14.052420  13.328579         --       --       --       --       --       --
   Venture III No. of Units     503,001     789,728     900,531    419,580         --       --       --       --       --       --
NY Venture III No. of Units     117,279      82,884      69,069    127,399         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.400139   14.017992   13.315887  12.500000         --       --       --       --       --       --
       Value at End of Year   14.423226   14.400139   14.017992  13.315887         --       --       --       --       --       --
   Venture III No. of Units     742,543     424,978     261,061     25,767         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.381138   14.006517   13.311657  12.500000         --       --       --       --       --       --
       Value at End of Year   14.397011   14.381138   14.006517  13.311657         --       --       --       --       --       --
   Venture III No. of Units      59,544      85,289     137,550     78,495         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   13.038177   12.717659   12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.033043   13.038177   12.717659         --         --       --       --       --       --       --
   Venture III No. of Units      35,487      33,403      15,991         --         --       --       --       --       --       --
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   17.177225   16.662143   15.783782  14.596065  14.548528       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   17.279213   17.177225   16.662143  15.783782  14.596065       --       --       --       --       --
   Venture III No. of Units      95,627     168,152     199,382    241,676     79,417       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.746605   14.311576   13.563910  12.549501  12.500000       --       --       --       --       --
       Value at End of Year   14.826768   14.746605   14.311576  13.563910  12.549501       --       --       --       --       --
   Venture III No. of Units     145,901     203,908     281,029    338,463     36,249       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $ 14.671153 $ 14.259793 $ 13.535125 $12.541663 $12.500000       --       --       --       --       --
       Value at End of Year   14.728863   14.671153   14.259793  13.535125  12.541663       --       --       --       --       --
   Venture III No. of Units       7,439      11,049      13,473     25,767     36,249       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.646103   14.242579   13.525539  12.539051  12.500000       --       --       --       --       --
       Value at End of Year   14.696388   14.646103   14.242579  13.525539  12.539051       --       --       --       --       --
   Venture III No. of Units     119,558     147,811     164,404    223,041     70,365       --       --       --       --       --
LARGE CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   12.285043   11.782886    9.564734  11.840595         --       --       --       --       --       --
       Value at End of Year   12.081617   12.285043   11.782886   9.564734         --       --       --       --       --       --
   Venture III No. of Units   1,329,866   1,476,772   1,240,492    437,895         --       --       --       --       --       --
NY Venture III No. of Units      88,515      86,595      59,592     48,413         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.952105   12.428913   10.094184  12.500000         --       --       --       --       --       --
       Value at End of Year   12.731269   12.952105   12.428913  10.094184         --       --       --       --       --       --
   Venture III No. of Units   1,053,481   1,213,022   1,301,240    635,202         --       --       --       --       --       --
NY Venture III No. of Units     358,362     398,919     325,705     54,024         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.900915   12.398438   10.084538  12.500000         --       --       --       --       --       --
       Value at End of Year   12.661997   12.900915   12.398438  10.084538         --       --       --       --       --       --
   Venture III No. of Units     568,378     611,324      45,555     13,459         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.883936   12.388316   10.081330  12.500000         --       --       --       --       --       --
       Value at End of Year   12.639036   12.883936   12.388316  10.081330         --       --       --       --       --       --
   Venture III No. of Units      89,460     101,051     135,004     90,514         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.214354   14.651116   12.500000         --         --       --       --       --       --       --
       Value at End of Year   14.902853   15.214354   14.651116         --         --       --       --       --       --       --
   Venture III No. of Units      45,580      32,842      26,494         --         --       --       --       --       --       --
LARGE CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   15.587143   14.925307   12.107110  15.950869  17.312358       --       --       --       --       --
       Value at End of Year   15.370201   15.587143   14.925307  12.107110  15.950869       --       --       --       --       --
   Venture III No. of Units     265,189     347,545     379,071    420,217    109,977       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   11.162316   10.693727    8.678872  11.439961  12.500000       --       --       --       --       --
       Value at End of Year   11.001474   11.162316   10.693727   8.678872  11.439961       --       --       --       --       --
   Venture III No. of Units     344,821     535,598     620,112    672,721      9,276       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   11.105180   10.654992    8.660404  11.432796  12.500000       --       --       --       --       --
       Value at End of Year   10.928800   11.105180   10.654992   8.660404  11.432796       --       --       --       --       --
   Venture III No. of Units      19,012      30,300      45,555     47,632      9,276       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   11.086209   10.642123    8.654260  11.430412  12.500000       --       --       --       --       --
       Value at End of Year   10.904690   11.086209   10.642123   8.654260  11.430412       --       --       --       --       --
   Venture III No. of Units     226,691     254,429     251,384    370,673     40,103       --       --       --       --       --
LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   13.771538          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       3,117          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.766971          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       3,843          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units         176          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.753296          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       3,601          --          --         --         --       --       --       --       --       --
LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   18.844382   15.764264   12.500000         --         --       --       --       --       --       --
       Value at End of Year   21.366136   18.844382   15.764264         --         --       --       --       --       --       --
   Venture III No. of Units     511,731     273,710      81,629         --         --       --       --       --       --       --
NY Venture III No. of Units      26,031      12,343         861         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   18.828756   15.759084   12.500000         --         --       --       --       --       --       --
       Value at End of Year   21.337786   18.828756   15.759084         --         --       --       --       --       --       --
   Venture III No. of Units     171,268      91,834       7,623         --         --       --       --       --       --       --
NY Venture III No. of Units      27,951      19,031      11,164         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   18.781986   15.743584   12.500000         --         --       --       --       --       --       --
       Value at End of Year   21.253004   18.781986   15.743584         --         --       --       --       --       --       --
   Venture III No. of Units     315,857     138,211      41,873         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   18.766420   15.738428   12.500000         --         --       --       --       --       --       --
       Value at End of Year   21.224802   18.766420   15.738428         --         --       --       --       --       --       --
   Venture III No. of Units      60,611      26,724         498         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.719780   15.722930   12.500000         --         --       --       --       --       --       --
       Value at End of Year   21.140428   18.719780   15.722930         --         --       --       --       --       --       --
   Venture III No. of Units      26,753       7,061       1,844         --         --       --       --       --       --       --
LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.138919   13.261867    9.993367  12.481030         --       --       --       --       --       --
       Value at End of Year   16.451344   15.138919   13.261867   9.993367         --       --       --       --       --       --
   Venture III No. of Units   3,739,525   3,500,583   1,645,281    174,966         --       --       --       --       --       --
NY Venture III No. of Units     211,686     202,664     123,453     65,066         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.141947   13.271161   10.005369  12.500000         --       --       --       --       --       --
       Value at End of Year   16.446429   15.141947   13.271161  10.005369         --       --       --       --       --       --
   Venture III No. of Units   2,053,300   2,154,929   1,976,258    622,163         --       --       --       --       --       --
NY Venture III No. of Units   1,238,355   1,214,706     592,625     20,954         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.082149   13.238642    9.995815  12.500000         --       --       --       --       --       --
       Value at End of Year   16.357014   15.082149   13.238642   9.995815         --       --       --       --       --       --
   Venture III No. of Units   3,479,824   3,436,912   1,576,341     19,680         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.062247   13.227795    9.992622  12.500000         --       --       --       --       --       --
       Value at End of Year   16.327296   15.062247   13.227795   9.992622         --       --       --       --       --       --
   Venture III No. of Units     228,050     250,519     219,644     99,657         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.116158   15.933705   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.608352   18.116158   15.933705         --         --       --       --       --       --       --
   Venture III No. of Units     370,668     388,358     223,845         --         --       --       --       --       --       --
LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 8-01-2001)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   14.846236   13.005463    9.800163  12.565579  13.142476       --       --       --       --       --
       Value at End of Year   16.157401   14.846236   13.005463   9.800163  12.565579       --       --       --       --       --
   Venture III No. of Units     204,235     303,369     188,984    190,227     25,184       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.979846   12.252635    9.237487  11.850047  12.500000       --       --       --       --       --
       Value at End of Year   15.206907   13.979846   12.252635   9.237487  11.850047       --       --       --       --       --
   Venture III No. of Units     335,991     397,658     325,147    292,431      1,949       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $ 13.908310 $ 12.208281 $  9.217842 $11.842624 $12.500000       --       --       --       --       --
       Value at End of Year   15.106492   13.908310   12.208281   9.217842  11.842624       --       --       --       --       --
   Venture III No. of Units      14,607      14,773      14,728     19,680      1,949       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.884521   12.193514    9.211296  11.840156  12.500000       --       --       --       --       --
       Value at End of Year   15.073143   13.884521   12.193514   9.211296  11.840156       --       --       --       --       --
   Venture III No. of Units     109,718     140,531     122,785    120,911     19,005       --       --       --       --       --
LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.209160   13.634469   11.180582  12.327537         --       --       --       --       --       --
       Value at End of Year   15.979079   15.209160   13.634469  11.180582         --       --       --       --       --       --
   Venture III No. of Units  94,296,454  37,702,364  10,629,539  1,901,755         --       --       --       --       --       --
NY Venture III No. of Units   4,738,222   1,650,704     555,532    168,815         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.401622   13.813917   11.333399  12.500000         --       --       --       --       --       --
       Value at End of Year   16.173228   15.401622   13.813917  11.333399         --       --       --       --       --       --
   Venture III No. of Units   9,920,421   9,759,355   9,000,114  2,866,630         --       --       --       --       --       --
NY Venture III No. of Units   5,378,750   3,354,894   1,316,951    486,764         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.340795   13.780067   11.322585  12.500000         --       --       --       --       --       --
       Value at End of Year   16.085280   15.340795   13.780067  11.322585         --       --       --       --       --       --
   Venture III No. of Units  55,966,479  25,445,741   7,057,793    183,344         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.320561   13.768789   11.318976  12.500000         --       --       --       --       --       --
       Value at End of Year   16.056061   15.320561   13.768789  11.318976         --       --       --       --       --       --
   Venture III No. of Units   2,092,464   2,147,299   1,902,040    640,910         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.128566   14.516768   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.877598   16.128566   14.516768         --         --       --       --       --       --       --
   Venture III No. of Units   3,369,127   2,197,134   1,035,517         --         --       --       --       --       --       --
LIFESTYLE BALANCED TRUST (FORMERLY LIFESTYLE BALANCED 640 TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   18.378638   16.463825   13.500740  15.242085  15.555750       --       --       --       --       --
       Value at End of Year   19.323172   18.378638   16.463825  13.500740  15.242085       --       --       --       --       --
   Venture III No. of Units   1,774,783   2,007,240   1,711,418  1,494,115    306,070       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.694746   13.170349   10.805397  12.205200  12.500000       --       --       --       --       --
       Value at End of Year   15.442248   14.694746   13.170349  10.805397  12.205200       --       --       --       --       --
   Venture III No. of Units   1,992,227   2,277,577   2,120,763  1,798,668      6,123       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.619557   13.122672   10.782427  12.197559  12.500000       --       --       --       --       --
       Value at End of Year   15.340293   14.619557   13.122672  10.782427  12.197559       --       --       --       --       --
   Venture III No. of Units     231,639     187,058     161,405    183,344      6,123       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.594574   13.106824   10.774795  12.195023  12.500000       --       --       --       --       --
       Value at End of Year   15.306429   14.594574   13.106824  10.774795  12.195023       --       --       --       --       --
   Venture III No. of Units   1,403,312   1,504,706   1,375,475  1,136,156    245,748       --       --       --       --       --
LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.669371   13.744482   12.526309  12.551523         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   14.834829   14.669371   13.744482  12.526309         --       --       --       --       --       --
   Venture III No. of Units   9,393,143   5,445,174   2,396,267    439,049         --       --       --       --       --       --
NY Venture III No. of Units     504,755     207,725     133,615     54,752         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.589891   13.676874   12.470921  12.500000         --       --       --       --       --       --
       Value at End of Year   14.747100   14.589891   13.676874  12.470921         --       --       --       --       --       --
   Venture III No. of Units   1,164,691   1,468,065   1,727,749    785,173         --       --       --       --       --       --
NY Venture III No. of Units     684,576     292,196     191,143    237,071         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 14.532273 $ 13.643360 $ 12.459034 $12.500000         --       --       --       --       --       --
       Value at End of Year   14.666899   14.532273   13.643360  12.459034         --       --       --       --       --       --
   Venture III No. of Units   3,457,488   2,136,364     878,833     11,178         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.513110   13.632204   12.455071  12.500000         --       --       --       --       --       --
       Value at End of Year   14.640250   14.513110   13.632204  12.455071         --       --       --       --       --       --
   Venture III No. of Units     259,431     257,387     365,880    221,760         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   14.091319   13.255928   12.500000         --         --       --       --       --       --       --
       Value at End of Year   14.193526   14.091319   13.255928         --         --       --       --       --       --       --
   Venture III No. of Units     567,074     280,001     145,481         --         --       --       --       --       --       --
LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   19.327860   18.096503   16.492074  16.482670  16.436319       --       --       --       --       --
       Value at End of Year   19.560572   19.327860   18.096503  16.492074  16.482670       --       --       --       --       --
   Venture III No. of Units     275,146     314,008     390,941    450,477    132,143       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.651524   13.724973   12.514382  12.513503  12.500000       --       --       --       --       --
       Value at End of Year   14.820541   14.651524   13.724973  12.514382  12.513503       --       --       --       --       --
   Venture III No. of Units     230,460     304,138     368,076    394,634      4,879       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.576568   13.675309   12.487808  12.505683  12.500000       --       --       --       --       --
       Value at End of Year   14.722676   14.576568   13.675309  12.487808  12.505683       --       --       --       --       --
   Venture III No. of Units       5,251       7,153       9,355     11,178      4,879       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.551671   13.658793   12.478970  12.503081  12.500000       --       --       --       --       --
       Value at End of Year   14.690205   14.551671   13.658793  12.478970  12.503081       --       --       --       --       --
   Venture III No. of Units      98,194     113,234      96,118    138,479     71,318       --       --       --       --       --
LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.124169   13.417365   10.537942  12.345414         --       --       --       --       --       --
       Value at End of Year   16.143470   15.124169   13.417365  10.537942         --       --       --       --       --       --
   Venture III No. of Units  96,307,550  37,246,678   9,147,664  1,221,069         --       --       --       --       --       --
NY Venture III No. of Units   3,888,784   1,885,475     508,291     49,114         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.293355   13.574266   10.666497  12.500000         --       --       --       --       --       --
       Value at End of Year   16.315932   15.293355   13.574266  10.666497         --       --       --       --       --       --
   Venture III No. of Units   8,510,674   8,582,094   7,642,690  2,318,975         --       --       --       --       --       --
NY Venture III No. of Units   4,979,384   3,205,885   1,015,744    324,491         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.232955   13.540994   10.656315  12.500000         --       --       --       --       --       --
       Value at End of Year   16.227210   15.232955   13.540994  10.656315         --       --       --       --       --       --
   Venture III No. of Units  66,073,107  27,495,124   6,423,351     75,942         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.212876   13.529929   10.652927  12.500000         --       --       --       --       --       --
       Value at End of Year   16.197734   15.212876   13.529929  10.652927         --       --       --       --       --       --
   Venture III No. of Units   1,619,428   1,741,522   1,520,746    631,146         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   17.038038   15.175979   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.113956   17.038038   15.175979         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units   2,896,914   1,650,078     756,310         --         --       --       --       --       --       --
LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   17.019485   15.100432   11.849829  14.315720  14.735583       --       --       --       --       --
       Value at End of Year   18.192018   17.019485   15.100432  11.849829  14.315720       --       --       --       --       --
   Venture III No. of Units   1,372,384   1,371,887   1,278,452  1,181,524    286,359       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 14.326199 $ 12.717199 $  9.984603 $12.068379 $12.500000       --       --       --       --       --
       Value at End of Year   15.305550   14.326199   12.717199   9.984603  12.068379       --       --       --       --       --
   Venture III No. of Units   1,929,805   2,209,873   1,906,901  1,801,133      6,575       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.252881   12.671161    9.963377  12.060834  12.500000       --       --       --       --       --
       Value at End of Year   15.204461   14.252881   12.671161   9.963377  12.060834       --       --       --       --       --
   Venture III No. of Units     105,686      68,477      63,807     75,942      6,575       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.228530   12.655845    9.956305  12.058318  12.500000       --       --       --       --       --
       Value at End of Year   15.170921   14.228530   12.655845   9.956305  12.058318       --       --       --       --       --
   Venture III No. of Units     959,607   1,053,932     966,730    823,238    148,069       --       --       --       --       --
LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.999837   13.733715   11.849812  12.455604         --       --       --       --       --       --
       Value at End of Year   15.345154   14.999837   13.733715  11.849812         --       --       --       --       --       --
   Venture III No. of Units  23,696,672  11,582,654   4,375,936    898,122         --       --       --       --       --       --
NY Venture III No. of Units     972,142     564,943     215,066     81,435         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.033490   13.771413   11.888265  12.500000         --       --       --       --       --       --
       Value at End of Year   15.371921   15.033490   13.771413  11.888265         --       --       --       --       --       --
   Venture III No. of Units   2,947,609   3,473,439   3,593,850  1,246,184         --       --       --       --       --       --
NY Venture III No. of Units   1,665,305     998,003     387,094    214,108         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.974101   13.737664   11.876927  12.500000         --       --       --       --       --       --
       Value at End of Year   15.288301   14.974101   13.737664  11.876927         --       --       --       --       --       --
   Venture III No. of Units  10,558,478   5,301,216   1,857,801     34,204         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.954394   13.726448   11.873154  12.500000         --       --       --       --       --       --
       Value at End of Year   15.260576   14.954394   13.726448  11.873154         --       --       --       --       --       --
   Venture III No. of Units     536,227     649,668     587,221    279,254         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.104613   13.885213   12.500000         --         --       --       --       --       --       --
       Value at End of Year   15.390838   15.104613   13.885213         --         --       --       --       --       --       --
   Venture III No. of Units     986,641     712,600     327,981         --         --       --       --       --       --       --
LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   19.098413   17.486321   15.087623  15.984331  16.172399       --       --       --       --       --
       Value at End of Year   19.566797   19.098413   17.486321  15.087623  15.984331       --       --       --       --       --
   Venture III No. of Units     528,972     635,589     624,029    557,523    115,445       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.700722   13.466590   11.625111  12.322172  12.500000       --       --       --       --       --
       Value at End of Year   15.053744   14.700722   13.466590  11.625111  12.322172       --       --       --       --       --
   Venture III No. of Units     638,792     744,900     783,613    851,567      8,967       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.625498   13.417828   11.600405  12.314464  12.500000       --       --       --       --       --
       Value at End of Year   14.954326   14.625498   13.417828  11.600405  12.314464       --       --       --       --       --
   Venture III No. of Units      24,007      21,112      36,387     34,204      8,967       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.600514   13.401637   11.592190  12.311897  12.500000       --       --       --       --       --
       Value at End of Year   14.921341   14.600514   13.401637  11.592190  12.311897       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units     288,994     372,448     511,850    500,929    159,770       --       --       --       --       --
MERCURY BASIC VALUE V.I. FUND (FORMERLY MERRILL LYNCH BASIC VALUE V.I. FUND) - CLASS II SHARES (units first credited 7-20-1998)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   14.055326   12.881154    9.842178  12.186911  12.500000       --       --       --       --       --
       Value at End of Year   14.210588   14.055326   12.881154   9.842178  12.186911       --       --       --       --       --
   Venture III No. of Units       1,328          --          --         --         --       --       --       --       --       --
   Venture III No. of Units          --       5,719       7,270      7,361      1,275       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 14.277389 $ 13.091226 $ 10.007673 $10.610880 $12.500000       --       --       --       --       --
       Value at End of Year   14.427907   14.277389   13.091226  10.007673  10.610880       --       --       --       --       --
   Venture III No. of Units      12,255      15,165      15,240     14,836         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   13.043818    9.986389  10.610880  12.500000       --       --       --       --       --
       Value at End of Year          --   14.204301   13.043818   9.986389  10.610880       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   13.028057    9.979306  12.387691  12.500000       --       --       --       --       --
       Value at End of Year          --   14.180035   13.028057   9.979306  12.387691       --       --       --       --       --
MERCURY GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND) - CLASS II SHARES (units first credited
11-21-2003)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year          --   14.908200   13.812889         --         --       --       --       --       --       --
       Value at End of Year          --   16.746399   14.908200         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year          --   17.151964   15.892669         --         --       --       --       --       --       --
       Value at End of Year          --   19.257165   17.151964         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   17.089868   15.837724         --         --       --       --       --       --       --
       Value at End of Year          --   19.158629   17.089868         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   17.069232   15.819464         --         --       --       --       --       --       --
       Value at End of Year          --   19.125904   17.069232         --         --       --       --       --       --       --
MERCURY VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERRILL LYNCH VALUE OPPORTUNITIES V.I. FUND (FORMERLY "MERRILL LYNCH SMALL CAP
VALUE V. I. FUND") - CLASS II SHARES (units first credited 7-20-1998)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   17.507612   15.505126   11.051980  14.756455  12.500000       --       --       --       --       --
       Value at End of Year   18.985215   17.507612   15.505126  11.051980  14.756455       --       --       --       --       --
   Venture III No. of Units       7,024       7,926      10,803     10,911      7,527       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   15.724179   13.932655    9.936083  10.299734  12.500000       --       --       --       --       --
       Value at End of Year   17.042783   15.724179   13.932655   9.936083  10.299734       --       --       --       --       --
   Venture III No. of Units       4,376       4,472       4,532      4,671         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   13.882224    9.914958  10.299734  12.500000       --       --       --       --       --
       Value at End of Year          --   15.643710   13.882224   9.914958  10.299734       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   13.865460    9.907923  13.262114  12.500000       --       --       --       --       --
       Value at End of Year          --   15.616999   13.865460   9.907923  13.262114       --       --       --       --       --
MID CAP CORE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   16.990840   15.135149   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.697987   16.990840   15.135149         --         --       --       --       --       --       --
   Venture III No. of Units     387,718     343,304     201,343         --         --       --       --       --       --       --
NY Venture III No. of Units      29,763      40,501      20,504         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.976776   15.130185   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.674522   16.976776   15.130185         --         --       --       --       --       --       --
   Venture III No. of Units      63,822      89,751      48,056         --         --       --       --       --       --       --
NY Venture III No. of Units      41,745      98,814      51,742         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.934560   15.115286   12.500000         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   17.604230   16.934560   15.115286         --         --       --       --       --       --       --
   Venture III No. of Units     221,679     243,114     110,465         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.920510   15.110324   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.580858   16.920510   15.110324         --         --       --       --       --       --       --
   Venture III No. of Units       7,503      12,799       8,264         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year $ 16.878461 $ 15.095447 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.510952   16.878461   15.095447         --         --       --       --       --       --       --
   Venture III No. of Units      23,820      22,544      16,944         --         --       --       --       --       --       --
MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.701105   13.803063   10.446948  13.063020         --       --       --       --       --       --
       Value at End of Year   17.266146   15.701105   13.803063  10.446948         --       --       --       --       --       --
   Venture III No. of Units     777,606     789,337     578,414    153,193         --       --       --       --       --       --
NY Venture III No. of Units      45,505      42,610      23,420     35,062         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.004583   13.197348    9.993492  12.500000         --       --       --       --       --       --
       Value at End of Year   16.491984   15.004583   13.197348   9.993492         --       --       --       --       --       --
   Venture III No. of Units     524,786     605,135     632,676    346,118         --       --       --       --       --       --
NY Venture III No. of Units     115,037     119,148      72,672     26,727         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.945326   13.165014    9.983954  12.500000         --       --       --       --       --       --
       Value at End of Year   16.402310   14.945326   13.165014   9.983954         --       --       --       --       --       --
   Venture III No. of Units     515,525     511,084     295,326      1,169         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.925609   13.154235    9.980766  12.500000         --       --       --       --       --       --
       Value at End of Year   16.372512   14.925609   13.154235   9.980766         --       --       --       --       --       --
   Venture III No. of Units      72,368     106,929     110,364     59,448         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.002151   15.889526   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.717803   18.002151   15.889526         --         --       --       --       --       --       --
   Venture III No. of Units      27,551      21,883      18,378         --         --       --       --       --       --       --
MID CAP INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   16.114510   14.144608   10.685918  12.805647  12.923685       --       --       --       --       --
       Value at End of Year   17.757013   16.114510   14.144608  10.685918  12.805647       --       --       --       --       --
   Venture III No. of Units     132,888     152,792     202,602    161,361     28,983       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   15.476488   13.591381   10.273100  12.317115  12.500000       --       --       --       --       --
       Value at End of Year   17.045469   15.476488   13.591381  10.273100  12.317115       --       --       --       --       --
   Venture III No. of Units     191,144     260,098     271,347    258,651      3,203       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   15.397313   13.542198   10.251258  12.309409  12.500000       --       --       --       --       --
       Value at End of Year   16.932924   15.397313   13.542198  10.251258  12.309409       --       --       --       --       --
   Venture III No. of Units       6,992       6,949       7,126      1,169      3,203       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.370988   13.525824   10.243985  12.306843  12.500000       --       --       --       --       --
       Value at End of Year   16.895556   15.370988   13.525824  10.243985  12.306843       --       --       --       --       --
   Venture III No. of Units      68,406      76,236      75,013    111,154     16,546       --       --       --       --       --
MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.651048   13.399635    9.595389  11.871001         --       --       --       --       --       --
       Value at End of Year   17.616489   15.651048   13.399635   9.595389         --       --       --       --       --       --
   Venture III No. of Units   2,162,180   1,750,637   1,301,845    270,179         --       --       --       --       --       --
NY Venture III No. of Units      78,688      55,175      33,593     33,898         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   16.458620   14.098106   10.100601  12.500000         --       --       --       --       --       --
       Value at End of Year   18.516250   16.458620   14.098106  10.100601         --       --       --       --       --       --
   Venture III No. of Units   1,190,521   1,043,898   1,108,921    470,778         --       --       --       --       --       --
NY Venture III No. of Units     231,243     194,931     112,955     47,469         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.393632   14.063561   10.090950  12.500000         --       --       --       --       --       --
       Value at End of Year   18.415590   16.393632   14.063561  10.090950         --       --       --       --       --       --
   Venture III No. of Units   1,352,596   1,054,442     634,970      2,327         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 16.372012 $ 14.052054 $ 10.087730 $12.500000         --       --       --       --       --       --
       Value at End of Year   18.382133   16.372012   14.052054  10.087730         --       --       --       --       --       --
   Venture III No. of Units     146,800     128,480     130,373     76,387         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.226877   15.667622   12.500000         --         --       --       --       --       --       --
       Value at End of Year   20.434180   18.226877   15.667622         --         --       --       --       --       --       --
   Venture III No. of Units     124,862     110,240      61,204         --         --       --       --       --       --       --
MID CAP STOCK TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.867467   10.989664    7.849726  10.305876  10.223407       --       --       --       --       --
       Value at End of Year   14.501747   12.867467   10.989664   7.849726  10.305876       --       --       --       --       --
   Venture III No. of Units     494,884     378,185     398,229    349,686     81,844       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   15.574551   13.308373    9.510684  12.492798  12.500000       --       --       --       --       --
       Value at End of Year   17.543915   15.574551   13.308373   9.510684  12.492798       --       --       --       --       --
   Venture III No. of Units     472,099     465,827     519,332    411,914      6,547       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   15.494815   13.260165    9.490451  12.484975  12.500000       --       --       --       --       --
       Value at End of Year   17.428009   15.494815   13.260165   9.490451  12.484975       --       --       --       --       --
   Venture III No. of Units       9,418       9,400      23,248     11,558      6,547       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.468345   13.244140    9.483712  12.482364  12.500000       --       --       --       --       --
       Value at End of Year   17.389576   15.468345   13.244140   9.483712  12.482364       --       --       --       --       --
   Venture III No. of Units     207,376     214,910     285,760    195,459     53,822       --       --       --       --       --
MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   17.182183   14.063217   11.425215  13.178405         --       --       --       --       --       --
       Value at End of Year   18.213594   17.182183   14.063217  11.425215         --       --       --       --       --       --
   Venture III No. of Units   2,676,295   2,841,264   1,871,116    691,652         --       --       --       --       --       --
NY Venture III No. of Units     138,879     121,447      69,806     91,791         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.276189   13.328360   10.833606  12.500000         --       --       --       --       --       --
       Value at End of Year   17.244617   16.276189   13.328360  10.833606         --       --       --       --       --       --
   Venture III No. of Units   1,936,626   2,299,574   2,359,949  1,190,734         --       --       --       --       --       --
NY Venture III No. of Units     427,207     391,738     225,965    112,237         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.211925   13.295703   10.823274  12.500000         --       --       --       --       --       --
       Value at End of Year   17.150869   16.211925   13.295703  10.823274         --       --       --       --       --       --
   Venture III No. of Units   1,746,231   1,709,773     891,759     44,437         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.190566   13.284836   10.819828  12.500000         --       --       --       --       --       --
       Value at End of Year   17.119736   16.190566   13.284836  10.819828         --       --       --       --       --       --
   Venture III No. of Units     365,042     496,235     470,354    274,196         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.980491   15.597483   12.500000         --         --       --       --       --       --       --
       Value at End of Year   20.039781   18.980491   15.597483         --         --       --       --       --       --       --
   Venture III No. of Units     147,276     150,617      88,023         --         --       --       --       --       --       --
MID CAP VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   17.278144   14.113941   11.446104  12.945151  12.507840       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   18.356318   17.278144   14.113941  11.446104  12.945151       --       --       --       --       --
   Venture III No. of Units     472,621     667,733     692,949    725,241    151,681       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   17.307471   14.144985   11.477020  12.986625  12.500000       --       --       --       --       --
       Value at End of Year   18.378308   17.307471   14.144985  11.477020  12.986625       --       --       --       --       --
   Venture III No. of Units     621,742     782,002     810,601    869,847     11,864       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $ 17.218926 $ 14.093791 $ 11.452627 $12.978503 $12.500000       --       --       --       --       --
       Value at End of Year   18.256956   17.218926   14.093791  11.452627  12.978503       --       --       --       --       --
   Venture III No. of Units      20,289      37,560      40,962     44,437     11,864       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   17.189511   14.076760   11.444511  12.975798  12.500000       --       --       --       --       --
       Value at End of Year   18.216689   17.189511   14.076760  11.444511  12.975798       --       --       --       --       --
   Venture III No. of Units     292,470     375,914     274,159    264,964     63,706       --       --       --       --       --
MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.958589          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      37,150          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       1,266          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.953971          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      20,183          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       1,128          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.940107          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      23,834          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.935495          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      14,364          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   13.921653          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       9,333          --          --         --         --       --       --       --       --       --
MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   12.135513   12.263567   12.420152  12.476982         --       --       --       --       --       --
       Value at End of Year   12.230815   12.135513   12.263567  12.420152         --       --       --       --       --       --
   Venture III No. of Units   4,457,608   2,613,385   2,483,355  1,435,813         --       --       --       --       --       --
NY Venture III No. of Units     386,402     361,164     222,804    200,546         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.141864   12.276141   12.439109  12.500000         --       --       --       --       --       --
       Value at End of Year   12.231129   12.141864   12.276141  12.439109         --       --       --       --       --       --
   Venture III No. of Units   1,477,736   1,517,588   2,110,911  1,967,421         --       --       --       --       --       --
NY Venture III No. of Units     206,103     122,567     313,967    565,393         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.093901   12.246054   12.427253  12.500000         --       --       --       --       --       --
       Value at End of Year   12.164600   12.093901   12.246054  12.427253         --       --       --       --       --       --
   Venture III No. of Units   2,706,502   1,411,618     731,580     61,394         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.077955   12.236045   12.423303  12.500000         --       --       --       --       --       --
       Value at End of Year   12.142504   12.077955   12.236045  12.423303         --       --       --       --       --       --
   Venture III No. of Units     309,180     363,462     228,877    363,599         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   12.180008   12.357999   12.500000         --         --       --       --       --       --       --
       Value at End of Year   12.226792   12.180008   12.357999         --         --       --       --       --       --       --
   Venture III No. of Units     404,852     301,161     179,964         --         --       --       --       --       --       --
MONEY MARKET TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.589853   12.697270   12.833898  12.895798  12.857677       --       --       --       --       --
       Value at End of Year   12.714084   12.589853   12.697270  12.833898  12.895798       --       --       --       --       --
   Venture III No. of Units     322,364     431,108     739,705  1,453,977    651,917       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 12.218199 $ 12.328626 $ 12.467518 $12.533918 $12.500000       --       --       --       --       --
       Value at End of Year   12.332616   12.218199   12.328626  12.467518  12.533918       --       --       --       --       --
   Venture III No. of Units     564,750     646,844     813,415  1,722,514    121,926       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.155704   12.284027   12.441060  12.526094  12.500000       --       --       --       --       --
       Value at End of Year   12.251186   12.155704   12.284027  12.441060  12.526094       --       --       --       --       --
   Venture III No. of Units      29,552      62,791      39,223     61,394    121,926       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.134914   12.269168   12.432238  12.523480  12.500000       --       --       --       --       --
       Value at End of Year   12.224145   12.134914   12.269168  12.432238  12.523480       --       --       --       --       --
   Venture III No. of Units     185,651     170,388     166,699    863,062    551,853       --       --       --       --       --
Natural Resources Trust - Series II Shares (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   21.701596   17.786425   12.500000         --         --       --       --       --       --       --
       Value at End of Year   31.256944   21.701596   17.786425         --         --       --       --       --       --       --
   Venture III No. of Units     679,763     491,491     118,335         --         --       --       --       --       --       --
NY Venture III No. of Units      36,487      24,341      11,654         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   21.683626   17.780593   12.500000         --         --       --       --       --       --       --
       Value at End of Year   31.215522   21.683626   17.780593         --         --       --       --       --       --       --
   Venture III No. of Units     510,142     363,500     217,836         --         --       --       --       --       --       --
NY Venture III No. of Units      70,979      49,771      20,424         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   21.629775   17.763098   12.500000         --         --       --       --       --       --       --
       Value at End of Year   31.091556   21.629775   17.763098         --         --       --       --       --       --       --
   Venture III No. of Units     554,874     420,594     127,146         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   21.611852   17.757275   12.500000         --         --       --       --       --       --       --
       Value at End of Year   31.050333   21.611852   17.757275         --         --       --       --       --       --       --
   Venture III No. of Units      88,906      50,175      31,605         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   21.558188   17.739809   12.500000         --         --       --       --       --       --       --
       Value at End of Year   30.927015   21.558188   17.739809         --         --       --       --       --       --       --
   Venture III No. of Units      73,708      28,858       5,467         --         --       --       --       --       --       --
OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.134751          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      64,770          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.129746          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      15,453          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       4,295          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.114728          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      21,650          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   15.109718          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       7,620          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.094716          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      10,013          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year          -- $ 14.150722 $ 10.010302 $12.974060         --       --       --       --       --       --
       Value at End of Year          --   15.528252   14.150722  10.010302         --       --       --       --       --       --
   Venture III No. of Units          --     570,019     317,889    184,066         --       --       --       --       --       --
NY Venture III No. of Units          --      24,404      12,925      7,480         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year          --   13.622510    9.641458  12.500000         --       --       --       --       --       --
       Value at End of Year          --   14.941139   13.622510   9.641458         --       --       --       --       --       --
   Venture III No. of Units          --     331,843     325,599    252,300         --       --       --       --       --       --
NY Venture III No. of Units          --      72,615      25,076     13,229         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year          --   13.589131    9.632245  12.500000         --       --       --       --       --       --
       Value at End of Year          --   14.882137   13.589131   9.632245         --       --       --       --       --       --
   Venture III No. of Units          --     235,635     118,496      2,345         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   13.578018    9.629170  12.500000         --       --       --       --       --       --
       Value at End of Year          --   14.862517   13.578018   9.629170         --       --       --       --       --       --
   Venture III No. of Units          --     145,592      37,591     19,627         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --   17.899785   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   19.563686   17.899785         --         --       --       --       --       --       --
   Venture III No. of Units          --      61,639       4,640         --         --       --       --       --       --       --
OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year          --   11.418499    8.070566  10.444462  11.328059       --       --       --       --       --
       Value at End of Year          --   12.555243   11.418499   8.070566  10.444462       --       --       --       --       --
   Venture III No. of Units          --     144,765     141,443    165,874     36,514       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year          --   12.436745    8.794649  11.387239  12.500000       --       --       --       --       --
       Value at End of Year          --   13.668010   12.436745   8.794649  11.387239       --       --       --       --       --
   Venture III No. of Units          --     133,321     150,058    152,627        173       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   12.391721    8.775947  11.380104  12.500000       --       --       --       --       --
       Value at End of Year          --   13.598078   12.391721   8.775947  11.380104       --       --       --       --       --
   Venture III No. of Units          --       1,343       2,441      2,345        173       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   12.376751    8.769721  11.377732  12.500000       --       --       --       --       --
       Value at End of Year          --   13.574826   12.376751   8.769721  11.377732       --       --       --       --       --
   Venture III No. of Units          --      63,866      30,148     50,642      6,459       --       --       --       --       --
PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   16.970541   14.772045   10.687117  13.476975         --       --       --       --       --       --
       Value at End of Year   20.937537   16.970541   14.772045  10.687117         --       --       --       --       --       --
   Venture III No. of Units     484,961     334,235     313,910     88,949         --       --       --       --       --       --
NY Venture III No. of Units      24,196      10,490       2,175        484         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.719562   13.689980    9.909224  12.500000         --       --       --       --       --       --
       Value at End of Year   19.384470   15.719562   13.689980   9.909224         --       --       --       --       --       --
   Venture III No. of Units     401,349     296,557     230,924    103,642         --       --       --       --       --       --
NY Venture III No. of Units      56,001      49,762      33,108      5,834         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.657484   13.656433    9.899754  12.500000         --       --       --       --       --       --
       Value at End of Year   19.279095   15.657484   13.656433   9.899754         --       --       --       --       --       --
   Venture III No. of Units     318,021     254,982     101,718        537         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.636854   13.645273    9.896593  12.500000         --       --       --       --       --       --
       Value at End of Year   19.244107   15.636854   13.645273   9.896593         --       --       --       --       --       --
   Venture III No. of Units      40,792      44,329      38,717      7,229         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year $ 20.885631 $ 18.252955 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   25.665349   20.885631   18.252955         --         --       --       --       --       --       --
   Venture III No. of Units      31,423      27,491      22,767         --         --       --       --       --       --       --
PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   10.007594    8.703482    6.287752   7.308701   7.603140       --       --       --       --       --
       Value at End of Year   12.379492   10.007594    8.703482   6.287752   7.308701       --       --       --       --       --
   Venture III No. of Units      79,291     112,687     136,386    108,733     61,078       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   16.166820   14.067127   10.167731  11.824607  12.500000       --       --       --       --       --
       Value at End of Year   19.988559   16.166820   14.067127  10.167731  11.824607       --       --       --       --       --
   Venture III No. of Units      73,379      54,008      37,168     33,772        361       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   16.084077   14.016174   10.146089  11.817183  12.500000       --       --       --       --       --
       Value at End of Year   19.856583   16.084077   14.016174  10.146089  11.817183       --       --       --       --       --
   Venture III No. of Units         107         129         268        537        361       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   16.056601   13.999250   10.138893  11.814713  12.500000       --       --       --       --       --
       Value at End of Year   19.812776   16.056601   13.999250  10.138893  11.814713       --       --       --       --       --
   Venture III No. of Units      12,229       6,213      12,978     18,651        912       --       --       --       --       --
PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   13.848564   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.431816   13.848564          --         --         --       --       --       --       --       --
   Venture III No. of Units     706,874      76,998          --         --         --       --       --       --       --       --
NY Venture III No. of Units      16,003         865          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.843983   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.419844   13.843983          --         --         --       --       --       --       --       --
   Venture III No. of Units     437,009      76,612          --         --         --       --       --       --       --       --
NY Venture III No. of Units     157,252      44,529          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.830221   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.383990   13.830221          --         --         --       --       --       --       --       --
   Venture III No. of Units     289,925      35,267          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.825649   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.372062   13.825649          --         --         --       --       --       --       --       --
   Venture III No. of Units      21,067      19,229          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   13.811900   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   14.336314   13.811900          --         --         --       --       --       --       --       --
   Venture III No. of Units      20,534       1,049          --         --         --       --       --       --       --       --
QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   17.347808   15.380200   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.491562   17.347808   15.380200         --         --       --       --       --       --       --
   Venture III No. of Units      14,729       6,731       4,328         --         --       --       --       --       --       --
NY Venture III No. of Units         856         860          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   17.333422   15.375155   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.467027   17.333422   15.375155         --         --       --       --       --       --       --
   Venture III No. of Units       8,207         684       4,049         --         --       --       --       --       --       --
NY Venture III No. of Units       6,941       6,990       5,527         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   17.290349   15.360025   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.393606   17.290349   15.360025         --         --       --       --       --       --       --
   Venture III No. of Units      18,443      36,490       5,674         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          -- $ 15.354982 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   17.276008   15.354982         --         --       --       --       --       --       --
   Venture III No. of Units          --         983          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   17.233077   15.339873   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.296166   17.233077   15.339873         --         --       --       --       --       --       --
   Venture III No. of Units       1,786       1,937       1,574         --         --       --       --       --       --       --
QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.305359   13.199297    9.700786  12.291491         --       --       --       --       --       --
       Value at End of Year   17.071006   15.305359   13.199297   9.700786         --       --       --       --       --       --
   Venture III No. of Units     189,346     148,228      89,981     22,133         --       --       --       --       --       --
NY Venture III No. of Units       9,903      19,878       9,400      1,821         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.544496   13.412249    9.862213  12.500000         --       --       --       --       --       --
       Value at End of Year   17.329093   15.544496   13.412249   9.862213         --       --       --       --       --       --
   Venture III No. of Units     144,739     134,711     128,830     59,910         --       --       --       --       --       --
NY Venture III No. of Units      19,167      17,868       6,549      6,951         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.483093   13.379370    9.852784  12.500000         --       --       --       --       --       --
       Value at End of Year   17.234864   15.483093   13.379370   9.852784         --       --       --       --       --       --
   Venture III No. of Units      98,119      80,946      29,791      2,463         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.462681   13.368436    9.849650  12.500000         --       --       --       --       --       --
       Value at End of Year   17.203563   15.462681   13.368436   9.849650         --       --       --       --       --       --
   Venture III No. of Units       7,966      10,575      10,242      4,978         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.116062   15.686017   12.500000         --         --       --       --       --       --       --
       Value at End of Year   20.125576   18.116062   15.686017         --         --       --       --       --       --       --
   Venture III No. of Units       6,934       5,151       3,144         --         --       --       --       --       --       --
QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.159586   10.458280    7.674908  10.087326  11.372501       --       --       --       --       --
       Value at End of Year   13.590692   12.159586   10.458280   7.674908  10.087326       --       --       --       --       --
   Venture III No. of Units      46,617      52,250      51,043     50,378      6,044       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.307899   11.451664    8.408113  11.056543  12.500000       --       --       --       --       --
       Value at End of Year   14.866743   13.307899   11.451664   8.408113  11.056543       --       --       --       --       --
   Venture III No. of Units      52,568      58,120      60,884     57,203         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.239784   11.410195    8.390229  11.049613  12.500000       --       --       --       --       --
       Value at End of Year   14.768563   13.239784   11.410195   8.390229  11.049613       --       --       --       --       --
   Venture III No. of Units         330       1,634       2,179      2,463         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.217161   11.396411    8.384271  11.047303  12.500000       --       --       --       --       --
       Value at End of Year   14.735979   13.217161   11.396411   8.384271  11.047303       --       --       --       --       --
   Venture III No. of Units      12,151      23,133      12,693     20,554        639       --       --       --       --       --
QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   14.500571   12.500000          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   15.521468   14.500571          --         --         --       --       --       --       --       --
   Venture III No. of Units      48,446       4,284          --         --         --       --       --       --       --       --
NY Venture III No. of Units         163          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.495768   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.508590   14.495768          --         --         --       --       --       --       --       --
   Venture III No. of Units      41,133       1,321          --         --         --       --       --       --       --       --
NY Venture III No. of Units         927          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 14.481363 $ 12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.470041   14.481363          --         --         --       --       --       --       --       --
   Venture III No. of Units       7,515         967          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.476562   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.457203   14.476562          --         --         --       --       --       --       --       --
   Venture III No. of Units         468         471          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year          --   14.462180          --         --         --       --       --       --       --       --
REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   22.499805   17.360006   12.702902  13.427582         --       --       --       --       --       --
       Value at End of Year   24.712132   22.499805   17.360006  12.702902         --       --       --       --       --       --
   Venture III No. of Units   1,197,178   1,321,526     958,408    371,522         --       --       --       --       --       --
NY Venture III No. of Units      48,150      44,969      26,331     33,209         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   20.917923   16.147570   11.821624  12.500000         --       --       --       --       --       --
       Value at End of Year   22.963269   20.917923   16.147570  11.821624         --       --       --       --       --       --
   Venture III No. of Units     566,773     720,356     748,678    457,392         --       --       --       --       --       --
NY Venture III No. of Units     121,253     103,622      55,444     81,806         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   20.835346   16.108031   11.810352  12.500000         --       --       --       --       --       --
       Value at End of Year   22.838433   20.835346   16.108031  11.810352         --       --       --       --       --       --
   Venture III No. of Units     613,953     765,647     333,783     18,135         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   20.807916   16.094888   11.806602  12.500000         --       --       --       --       --       --
       Value at End of Year   22.797006   20.807916   16.094888  11.806602         --       --       --       --       --       --
   Venture III No. of Units     124,890     152,972     152,575     91,989         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   20.243721   15.682026   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.145736   20.243721   15.682026         --         --       --       --       --       --       --
   Venture III No. of Units      72,841      83,658      35,464         --         --       --       --       --       --       --
REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   24.956417   19.215936   14.039348  13.913544  13.919999       --       --       --       --       --
       Value at End of Year   27.458274   24.956417   19.215936  14.039348  13.913544       --       --       --       --       --
   Venture III No. of Units     188,012     247,494     264,917    266,268     39,205       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   22.214869   17.113563   12.509571  12.403674  12.500000       --       --       --       --       --
       Value at End of Year   24.429704   22.214869   17.113563  12.509571  12.403674       --       --       --       --       --
   Venture III No. of Units     171,824     255,261     265,024    255,266     11,076       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   22.101250   17.051656   12.483003  12.395916  12.500000       --       --       --       --       --
       Value at End of Year   24.268441   22.101250   17.051656  12.483003  12.395916       --       --       --       --       --
   Venture III No. of Units       6,384      24,127      31,185     18,135     11,076       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   22.063526   17.031078   12.474170  12.393335  12.500000       --       --       --       --       --
       Value at End of Year   24.214951   22.063526   17.031078  12.474170  12.393335       --       --       --       --       --
   Venture III No. of Units      51,849      75,797      69,864     82,310     25,944       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   13.858598   12.958589   12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.797933   13.858598   12.958589         --         --       --       --       --       --       --
   Venture III No. of Units   2,001,717   2,015,752     694,471         --         --       --       --       --       --       --
NY Venture III No. of Units     176,928     139,565      96,503         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year $ 13.847111 $ 12.954331 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.779624   13.847111   12.954331         --         --       --       --       --       --       --
   Venture III No. of Units     435,130     534,620     415,081         --         --       --       --       --       --       --
NY Venture III No. of Units     293,002     224,928      48,673         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.812662   12.941550   12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.724802   13.812662   12.941550         --         --       --       --       --       --       --
   Venture III No. of Units   1,168,944   1,153,879     731,647         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.801190   12.937290   12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.706543   13.801190   12.937290         --         --       --       --       --       --       --
   Venture III No. of Units      98,904     100,383      58,343         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   13.766871   12.924535   12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.652029   13.766871   12.924535         --         --       --       --       --       --       --
   Venture III No. of Units     111,484     139,292      80,811         --         --       --       --       --       --       --
SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   10.811722   10.906148    7.368796   9.909366         --       --       --       --       --       --
       Value at End of Year   10.829359   10.811722   10.906148   7.368796         --       --       --       --       --       --
   Venture III No. of Units     975,766   1,201,486   1,130,156    184,060         --       --       --       --       --       --
NY Venture III No. of Units      85,514      90,668      73,783      6,103         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.620276   13.746139    9.292277  12.500000         --       --       --       --       --       --
       Value at End of Year   13.635681   13.620276   13.746139   9.292277         --       --       --       --       --       --
   Venture III No. of Units     520,780     677,523     785,025    202,175         --       --       --       --       --       --
NY Venture III No. of Units     124,014     144,225     110,727     25,846         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.566483   13.712452    9.283395  12.500000         --       --       --       --       --       --
       Value at End of Year   13.561529   13.566483   13.712452   9.283395         --       --       --       --       --       --
   Venture III No. of Units     532,896     580,571     411,007      5,580         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.548589   13.701244    9.280436  12.500000         --       --       --       --       --       --
       Value at End of Year   13.536887   13.548589   13.701244   9.280436         --       --       --       --       --       --
   Venture III No. of Units      64,311      74,166     123,891     52,918         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.966134   16.170333   12.500000         --         --       --       --       --       --       --
       Value at End of Year   15.928502   15.966134   16.170333         --         --       --       --       --       --       --
   Venture III No. of Units      42,766      53,131      38,435         --         --       --       --       --       --       --
SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.070466   12.165419    8.223253  14.113845  16.449799       --       --       --       --       --
       Value at End of Year   12.120661   12.070466   12.165419   8.223253  14.113845       --       --       --       --       --
   Venture III No. of Units     249,641     354,318     442,928    179,857     57,406       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year    8.807004    8.880742    6.005954  10.313402  12.500000       --       --       --       --       --
       Value at End of Year    8.839220    8.807004    8.880742   6.005954  10.313402       --       --       --       --       --
   Venture III No. of Units     316,805     392,679     437,547    282,494      4,076       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year    8.761904    8.848557    5.993162  10.306931  12.500000       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year    8.780814    8.761904    8.848557   5.993162  10.306931       --       --       --       --       --
   Venture III No. of Units       3,560       8,664      16,904      5,580      4,076       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year    8.746927    8.837861    5.988905  10.304778  12.500000       --       --       --       --       --
       Value at End of Year    8.761431    8.746927    8.837861   5.988905  10.304778       --       --       --       --       --
   Venture III No. of Units     130,547     167,848     331,907    150,920     55,036       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
     Value at Start of Year $ 12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.800825          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     177,098          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units         683          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.795593          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      80,821          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       2,437          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.779928          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      78,343          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.774704          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,082          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   15.759048          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       5,849          --          --         --         --       --       --       --       --       --
SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   16.158254   14.025090    9.810708  12.921851         --       --       --       --       --       --
       Value at End of Year   16.483014   16.158254   14.025090   9.810708         --       --       --       --       --       --
   Venture III No. of Units     639,496     649,660     492,023    124,484         --       --       --       --       --       --
NY Venture III No. of Units      29,011      21,977      16,147     23,187         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.610151   13.556141    9.487407  12.500000         --       --       --       --       --       --
       Value at End of Year   15.915966   15.610151   13.556141   9.487407         --       --       --       --       --       --
   Venture III No. of Units     521,675     568,237     624,153    268,338         --       --       --       --       --       --
NY Venture III No. of Units     122,961     131,345      73,769     23,713         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.548509   13.522919    9.478339  12.500000         --       --       --       --       --       --
       Value at End of Year   15.829445   15.548509   13.522919   9.478339         --       --       --       --       --       --
   Venture III No. of Units     456,066     482,820     307,301      2,660         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.528002   13.511860    9.475320  12.500000         --       --       --       --       --       --
       Value at End of Year   15.800683   15.528002   13.511860   9.475320         --       --       --       --       --       --
   Venture III No. of Units      61,834      76,647      85,100     57,304         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   19.169848   16.705957   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.477337   19.169848   16.705957         --         --       --       --       --       --       --
   Venture III No. of Units      19,880      20,584      17,485         --         --       --       --       --       --       --
SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   14.773203   12.801395    8.926733  11.557294  11.506253       --       --       --       --       --
       Value at End of Year   15.097565   14.773203   12.801395   8.926733  11.557294       --       --       --       --       --
   Venture III No. of Units     101,535     111,695     166,389    121,096     14,176       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   15.868313   13.757234    9.598062  12.432687  12.500000       --       --       --       --       --
       Value at End of Year   16.208638   15.868313   13.757234   9.598062  12.432687       --       --       --       --       --
   Venture III No. of Units     165,319     201,964     251,915    198,216      1,266       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   15.787139   13.707465    9.577659  12.424901  12.500000       --       --       --       --       --
       Value at End of Year   16.101637   15.787139   13.707465   9.577659  12.424901       --       --       --       --       --
   Venture III No. of Units       6,997      10,322      10,447      2,660      1,266       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 15.760164 $ 13.690899 $  9.570860 $12.422319 $12.500000       --       --       --       --       --
       Value at End of Year   16.066111   15.760164   13.690899   9.570860  12.422319       --       --       --       --       --
   Venture III No. of Units      44,081      59,294      63,048     94,702      7,324       --       --       --       --       --
SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   21.342308   17.291875   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.591391   21.342308   17.291875         --         --       --       --       --       --       --
   Venture III No. of Units     806,725     254,329      59,939         --         --       --       --       --       --       --
NY Venture III No. of Units      32,017       2,878          38         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   21.324613   17.286206   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.561415   21.324613   17.286206         --         --       --       --       --       --       --
   Venture III No. of Units     465,918      70,908      17,378         --         --       --       --       --       --       --
NY Venture III No. of Units     114,661      23,672       6,795         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   21.271647   17.269212   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.471750   21.271647   17.269212         --         --       --       --       --       --       --
   Venture III No. of Units     600,588     181,511      53,999         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   21.254009   17.263548   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.441920   21.254009   17.263548         --         --       --       --       --       --       --
   Venture III No. of Units      39,445      18,993      90,696         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   21.201227   17.246575   12.500000         --         --       --       --       --       --       --
       Value at End of Year   22.352761   21.201227   17.246575         --         --       --       --       --       --       --
   Venture III No. of Units      37,110      14,306       5,881         --         --       --       --       --       --       --
SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   22.620826          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     142,270          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   22.590808          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     146,030          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   22.501032          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,513          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   22.471163          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      95,549          --          --         --         --       --       --       --       --       --
SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.144604          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,803          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units          72          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.139925          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       6,265          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       2,656          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.125877          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      12,639          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year $ 12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.121205          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,323          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.107181          --          --         --         --       --       --       --       --       --
   Venture III No. of Units         364          --          --         --         --       --       --       --       --       --
SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.234274          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     291,038          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       4,835          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.229566          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      72,897          --          --         --         --       --       --       --       --       --
NY Venture III No. of Units       9,531          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.215428          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      93,639          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.210720          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       8,198          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   14.196612          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      22,693          --          --         --         --       --       --       --       --       --
SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year          --   12.901400    9.393008  12.939785         --       --       --       --       --       --
       Value at End of Year          --   13.581778   12.901400   9.393008         --       --       --       --       --       --
   Venture III No. of Units          --   1,057,471     821,306    265,584         --       --       --       --       --       --
NY Venture III No. of Units          --      53,231      33,016     18,573         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year          --   12.452707    9.070868  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.102854   12.452707   9.070868         --       --       --       --       --       --
   Venture III No. of Units          --   1,071,424   1,067,398    478,150         --       --       --       --       --       --
NY Venture III No. of Units          --     188,429     124,416     19,341         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year          --   12.422207    9.062208  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.051120   12.422207   9.062208         --       --       --       --       --       --
   Venture III No. of Units          --     889,536     546,646     12,145         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   12.412061    9.059320  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.033916   12.412061   9.059320         --       --       --       --       --       --
   Venture III No. of Units          --      71,277      90,696     53,391         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year          --   16.206671   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   16.993063   16.206671         --         --       --       --       --       --       --
   Venture III No. of Units          --      41,071      26,962         --         --       --       --       --       --       --
SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year          --   12.133841    8.829509  12.058116  12.219420       --       --       --       --       --
       Value at End of Year          --   12.793206   12.133841   8.829509  12.058116       --       --       --       --       --
   Venture III No. of Units          --     275,802     319,465    322,040     58,747       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year          -- $ 12.242875 $  8.913306 $12.178671 $12.500000       --       --       --       --       --
       Value at End of Year          --   12.901687   12.242875   8.913306  12.178671       --       --       --       --       --
   Venture III No. of Units          --     316,014     372,895    364,615     10,681       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   12.198568    8.894344  12.171046  12.500000       --       --       --       --       --
       Value at End of Year          --   12.835676   12.198568   8.894344  12.171046       --       --       --       --       --
   Venture III No. of Units          --       5,671       8,316     12,145     10,681       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   12.183827    8.888032  12.168505  12.500000       --       --       --       --       --
       Value at End of Year          --   12.813729   12.183827   8.888032  12.168505       --       --       --       --       --
   Venture III No. of Units          --     204,268     207,926    199,977     22,152       --       --       --       --       --
SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.044608   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.685780   15.044608          --         --         --       --       --       --       --       --
   Venture III No. of Units     228,347      75,065          --         --         --       --       --       --       --       --
NY Venture III No. of Units       3,017          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.039623   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.672776   15.039623          --         --         --       --       --       --       --       --
   Venture III No. of Units      29,216       3,612          --         --         --       --       --       --       --       --
NY Venture III No. of Units         846          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.024675   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.633809   15.024675          --         --         --       --       --       --       --       --
   Venture III No. of Units      36,537      23,197          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.019705   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.620859   15.019705          --         --         --       --       --       --       --       --
   Venture III No. of Units      10,960       4,666          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.004776   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   15.582019   15.004776          --         --         --       --       --       --       --       --
   Venture III No. of Units       3,679       3,409          --         --         --       --       --       --       --       --
SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   18.576036   15.116060   11.505543  14.080585         --       --       --       --       --       --
       Value at End of Year   19.512373   18.576036   15.116060  11.505543         --       --       --       --       --       --
   Venture III No. of Units   2,236,737   2,430,543   1,761,384    614,080         --       --       --       --       --       --
NY Venture III No. of Units     120,806     113,567      82,962     58,245         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   16.469112   13.408283   10.210756  12.500000         --       --       --       --       --       --
       Value at End of Year   17.290634   16.469112   13.408283  10.210756         --       --       --       --       --       --
   Venture III No. of Units   1,612,445   1,912,889   1,911,009    929,346         --       --       --       --       --       --
NY Venture III No. of Units     299,276     292,522     194,102    140,797         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   16.404097   13.375438   10.201010  12.500000         --       --       --       --       --       --
       Value at End of Year   17.196655   16.404097   13.375438  10.201010         --       --       --       --       --       --
   Venture III No. of Units   1,504,042   1,509,955     748,523     41,340         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
     Value at Start of Year   16.382482   13.364515   10.197768  12.500000         --       --       --       --       --       --
       Value at End of Year   17.165435   16.382482   13.364515  10.197768         --       --       --       --       --       --
   Venture III No. of Units     200,783     342,303     282,478    159,691         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.691495   15.271109   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.555543   18.691495   15.271109         --         --       --       --       --       --       --
   Venture III No. of Units      82,189     131,148      65,180         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year $ 19.364563 $ 15.725754 $ 11.960450 $12.925755 $12.779817       --       --       --       --       --
       Value at End of Year   20.388484   19.364563   15.725754  11.960450  12.925755       --       --       --       --       --
   Venture III No. of Units     440,746     610,555     658,413    634,847    137,793       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   18.867322   15.329629   11.664988  12.612748  12.500000       --       --       --       --       --
       Value at End of Year   19.855069   18.867322   15.329629  11.664988  12.612748       --       --       --       --       --
   Venture III No. of Units     433,769     606,663     637,716    661,005     13,189       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   18.770822   15.274154   11.640194  12.604862  12.500000       --       --       --       --       --
       Value at End of Year   19.724004   18.770822   15.274154  11.640194  12.604862       --       --       --       --       --
   Venture III No. of Units      22,391      26,322      41,726     41,340     13,189       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   18.738753   15.255705   11.631943  12.602235  12.500000       --       --       --       --       --
       Value at End of Year   19.680508   18.738753   15.255705  11.631943  12.602235       --       --       --       --       --
   Venture III No. of Units     140,455     291,525     268,943    233,288     63,197       --       --       --       --       --
SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Contracts with no Optional Benefits
     Value at Start of Year   18.440333   15.629832   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.100756   18.440333   15.629832         --         --       --       --       --       --       --
   Venture III No. of Units      64,036      55,925      13,039         --         --       --       --       --       --       --
NY Venture III No. of Units       1,899       1,944         947         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   18.425047   15.624705   12.500000         --         --       --       --       --       --       --
       Value at End of Year   19.075418   18.425047   15.624705         --         --       --       --       --       --       --
   Venture III No. of Units       5,988      12,726       1,905         --         --       --       --       --       --       --
NY Venture III No. of Units      12,468      12,028       4,205         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   18.379252   15.609324   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.999575   18.379252   15.609324         --         --       --       --       --       --       --
   Venture III No. of Units      45,610      48,103      15,073         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   18.364031   15.604207   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.974385   18.364031   15.604207         --         --       --       --       --       --       --
   Venture III No. of Units       3,682       4,367       3,066         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.318383   15.588845   12.500000         --         --       --       --       --       --       --
       Value at End of Year   18.898939   18.318383   15.588845         --         --       --       --       --       --       --
   Venture III No. of Units       2,684       2,833       7,681         --         --       --       --       --       --       --
STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   15.363692   14.681293   13.217126  12.681238         --       --       --       --       --       --
       Value at End of Year   15.481727   15.363692   14.681293  13.217126         --       --       --       --       --       --
   Venture III No. of Units   1,935,818   1,374,409     731,600    199,341         --       --       --       --       --       --
NY Venture III No. of Units     144,159      69,421      47,473      9,379         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   15.124141   14.459631   13.024081  12.500000         --       --       --       --       --       --
       Value at End of Year   15.232731   15.124141   14.459631  13.024081         --       --       --       --       --       --
   Venture III No. of Units     344,500     402,567     494,156    198,913         --       --       --       --       --       --
NY Venture III No. of Units     182,102     141,989      83,675     86,329         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   15.064431   14.424221   13.011678  12.500000         --       --       --       --       --       --
       Value at End of Year   15.149912   15.064431   14.424221  13.011678         --       --       --       --       --       --
   Venture III No. of Units   1,221,568     753,789     197,544      7,865         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.044558   14.412429   13.007548  12.500000         --       --       --       --       --       --
       Value at End of Year   15.122384   15.044558   14.412429  13.007548         --       --       --       --       --       --
   Venture III No. of Units      43,313      72,879      83,515     52,117         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year $ 13.488853 $ 12.941526 $ 12.500000         --         --       --       --       --       --       --
       Value at End of Year   13.538375   13.488853   12.941526         --         --       --       --       --       --       --
   Venture III No. of Units     115,872      84,711      19,571         --         --       --       --       --       --       --
STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   19.777881   18.851344   16.942885  15.808358  15.636470       --       --       --       --       --
       Value at End of Year   19.979884   19.777881   18.851344  16.942885  15.808358       --       --       --       --       --
   Venture III No. of Units     123,426     180,879     160,200    118,693     23,734       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   15.799393   15.066776   13.548238  12.647340  12.500000       --       --       --       --       --
       Value at End of Year   15.952802   15.799393   15.066776  13.548238  12.647340       --       --       --       --       --
   Venture III No. of Units     128,519     174,724     190,846    123,232      4,812       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   15.718575   15.012276   13.519486  12.639442  12.500000       --       --       --       --       --
       Value at End of Year   15.847474   15.718575   15.012276  13.519486  12.639442       --       --       --       --       --
   Venture III No. of Units       4,362       9,063       9,640      7,865      4,812       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   15.691734   14.994155   13.509914  12.636812  12.500000       --       --       --       --       --
       Value at End of Year   15.812526   15.691734   14.994155  13.509914  12.636812       --       --       --       --       --
   Venture III No. of Units      49,657      58,930      81,169     64,005      7,332       --       --       --       --       --
STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year          --   11.545878    9.270921  11.176534         --       --       --       --       --       --
       Value at End of Year          --   12.069021   11.545878   9.270921         --       --       --       --       --       --
   Venture III No. of Units          --     473,573     463,299    193,976         --       --       --       --       --       --
NY Venture III No. of Units          --      29,740      25,641     42,059         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year          --   12.902525   10.365441  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.480380   12.902525  10.365441         --       --       --       --       --       --
   Venture III No. of Units          --     584,007     631,182    313,890         --       --       --       --       --       --
NY Venture III No. of Units          --      58,319      57,142     19,777         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year          --   12.870913   10.355534  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.427134   12.870913  10.355534         --       --       --       --       --       --
   Venture III No. of Units          --     290,089     180,067      6,655         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          --   12.860371   10.352231  12.500000         --       --       --       --       --       --
       Value at End of Year          --   13.409417   12.860371  10.352231         --       --       --       --       --       --
   Venture III No. of Units          --     140,760     156,701    127,270         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year          --   14.516135   12.500000         --         --       --       --       --       --       --
       Value at End of Year          --   15.113120   14.516135         --         --       --       --       --       --       --
   Venture III No. of Units          --      26,231      16,521         --         --       --       --       --       --       --
STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year          --    9.625797    7.713797  10.898344  11.491985       --       --       --       --       --
       Value at End of Year          --   10.089005    9.625797   7.713797  10.898344       --       --       --       --       --
   Venture III No. of Units          --     281,922     299,602    337,579     93,971       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year          --   10.403829    8.341450  11.791031  12.500000       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year          --   10.899006   10.403829   8.341450  11.791031       --       --       --       --       --
   Venture III No. of Units          --     459,993     513,126    582,524      3,810       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year          --   10.366149    8.323706  11.783648  12.500000       --       --       --       --       --
       Value at End of Year          --   10.843210   10.366149   8.323706  11.783648       --       --       --       --       --
   Venture III No. of Units          --       2,519       4,507      6,655      3,810       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year          -- $ 10.353624 $  8.317788 $11.781186 $12.500000       --       --       --       --       --
       Value at End of Year          --   10.824678   10.353624   8.317788  11.781186       --       --       --       --       --
   Venture III No. of Units          --      86,540     115,290    132,025     67,667       --       --       --       --       --
STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   13.460520   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   13.504989   13.460520          --         --         --       --       --       --       --       --
   Venture III No. of Units     210,144      70,921          --         --         --       --       --       --       --       --
NY Venture III No. of Units      27,411      18,640          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.456061   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   13.493789   13.456061          --         --         --       --       --       --       --       --
   Venture III No. of Units      65,847       4,572          --         --         --       --       --       --       --       --
NY Venture III No. of Units      50,440      23,487          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.442692   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   13.460229   13.442692          --         --         --       --       --       --       --       --
   Venture III No. of Units     186,092      84,315          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.438241   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   13.449067   13.438241          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,420       3,062          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   13.424880   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   13.415609   13.424880          --         --         --       --       --       --       --       --
   Venture III No. of Units       9,711       7,650          --         --         --       --       --       --       --       --
STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   10.867778    9.831290    7.956590  12.128718         --       --       --       --       --       --
       Value at End of Year   11.711401   10.867778    9.831290   7.956590         --       --       --       --       --       --
   Venture III No. of Units     334,152     371,134     304,615    118,519         --       --       --       --       --       --
NY Venture III No. of Units       9,616       9,400       6,980      5,652         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   11.185706   10.123966    8.197543  12.500000         --       --       --       --       --       --
       Value at End of Year   12.048006   11.185706   10.123966   8.197543         --       --       --       --       --       --
   Venture III No. of Units     364,014     476,434     534,952    258,022         --       --       --       --       --       --
NY Venture III No. of Units      16,796      17,190      10,783      8,850         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   11.141500   10.099132    8.189696  12.500000         --       --       --       --       --       --
       Value at End of Year   11.982461   11.141500   10.099132   8.189696         --       --       --       --       --       --
   Venture III No. of Units     259,133     335,200     217,406      7,523         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   11.126800   10.090869    8.187087  12.500000         --       --       --       --       --       --
       Value at End of Year   11.960681   11.126800   10.090869   8.187087         --       --       --       --       --       --
   Venture III No. of Units      42,545      46,995      51,338     30,273         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   15.981579   14.515469   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.153632   15.981579   14.515469         --         --       --       --       --       --       --
   Venture III No. of Units      11,843       8,122       5,404         --         --       --       --       --       --       --
STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   18.251275   16.520961   13.346692  22.159728  25.156266       --       --       --       --       --
       Value at End of Year   19.699364   18.251275   16.520961  13.346692  22.159728       --       --       --       --       --
   Venture III No. of Units      63,469      84,438      96,580    104,292     14,316       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year    8.959536    8.114196    6.558439  10.894550  12.500000       --       --       --       --       --
       Value at End of Year    9.665590    8.959536    8.114196   6.558439  10.894550       --       --       --       --       --
   Venture III No. of Units     141,060     224,142     251,177    296,124      9,469       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year $  8.913663 $  8.084801 $  6.544483 $10.887723 $12.500000       --       --       --       --       --
       Value at End of Year    9.601737    8.913663    8.084801   6.544483  10.887723       --       --       --       --       --
   Venture III No. of Units       1,246       4,226       8,615      7,523      9,469       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year    8.898420    8.075022    6.539831  10.885446  12.500000       --       --       --       --       --
       Value at End of Year    9.580530    8.898420    8.075022   6.539831  10.885446       --       --       --       --       --
   Venture III No. of Units      42,030      64,683      81,657     92,531     22,580       --       --       --       --       --
STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.676015   11.804094    9.325864  11.883508         --       --       --       --       --       --
       Value at End of Year   13.381606   13.676015   11.804094   9.325864         --       --       --       --       --       --
   Venture III No. of Units     443,948     480,426     330,022     83,925         --       --       --       --       --       --
NY Venture III No. of Units      22,355      19,800       6,785      3,533         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.366513   12.406298    9.806543  12.500000         --       --       --       --       --       --
       Value at End of Year   14.050230   14.366513   12.406298   9.806543         --       --       --       --       --       --
   Venture III No. of Units     219,140     255,690     256,896    141,909         --       --       --       --       --       --
NY Venture III No. of Units      52,154      47,897      18,276     34,800         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.309779   12.375906    9.797175  12.500000         --       --       --       --       --       --
       Value at End of Year   13.973818   14.309779   12.375906   9.797175         --       --       --       --       --       --
   Venture III No. of Units     239,367     245,268     172,326     46,866         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.290909   12.365784    9.794058  12.500000         --       --       --       --       --       --
       Value at End of Year   13.948434   14.290909   12.365784   9.794058         --       --       --       --       --       --
   Venture III No. of Units      24,230      26,643      30,334     16,945         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   17.250275   14.948942   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.811719   17.250275   14.948942         --         --       --       --       --       --       --
   Venture III No. of Units      16,330      17,608      11,341         --         --       --       --       --       --       --
STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   11.139193    9.598785    7.577610  10.581831  11.372482       --       --       --       --       --
       Value at End of Year   10.925030   11.139193    9.598785   7.577610  10.581831       --       --       --       --       --
   Venture III No. of Units     153,819     186,805     207,736    222,003     43,972       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.159321   10.483095    8.279854  11.568273  12.500000       --       --       --       --       --
       Value at End of Year   11.919593   12.159321   10.483095   8.279854  11.568273       --       --       --       --       --
   Venture III No. of Units     145,076     197,678     195,166    253,289      1,245       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.097062   10.445118    8.262230  11.561026  12.500000       --       --       --       --       --
       Value at End of Year   11.840840   12.097062   10.445118   8.262230  11.561026       --       --       --       --       --
   Venture III No. of Units       5,444      46,144      48,905     46,866      1,245       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.076407   10.432501    8.256374  11.558615  12.500000       --       --       --       --       --
       Value at End of Year   11.814739   12.076407   10.432501   8.256374  11.558615       --       --       --       --       --
   Venture III No. of Units      62,510      69,068      89,700     97,380     22,359       --       --       --       --       --
TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.181967   13.770063   13.348694  12.525844         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   14.264224   14.181967   13.770063  13.348694         --       --       --       --       --       --
   Venture III No. of Units   4,055,380   4,271,882   3,688,116  1,428,781         --       --       --       --       --       --
NY Venture III No. of Units     339,003     361,284     283,169    236,863         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.134043   13.730415   13.316914  12.500000         --       --       --       --       --       --
       Value at End of Year   14.208930   14.134043   13.730415  13.316914         --       --       --       --       --       --
   Venture III No. of Units   2,679,092   3,243,797   3,740,167  2,269,393         --       --       --       --       --       --
NY Venture III No. of Units     420,975     417,710     345,500    584,424         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year $ 14.078249 $ 13.696789 $ 13.304234 $12.500000         --       --       --       --       --       --
       Value at End of Year   14.131682   14.078249   13.696789  13.304234         --       --       --       --       --       --
   Venture III No. of Units   1,806,043   1,653,518   1,148,470    124,496         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.059682   13.685592   13.300010  12.500000         --       --       --       --       --       --
       Value at End of Year   14.106012   14.059682   13.685592  13.300010         --       --       --       --       --       --
   Venture III No. of Units     370,639     435,854     566,374    396,702         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.840954   12.518111   12.500000         --         --       --       --       --       --       --
       Value at End of Year   12.864009   12.840954   12.518111         --         --       --       --       --       --       --
   Venture III No. of Units     152,513     187,010     124,121         --         --       --       --       --       --       --
TOTAL RETURN TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   16.330866   15.819221   15.314133  14.216074  13.912457       --       --       --       --       --
       Value at End of Year   16.462014   16.330866   15.819221  15.314133  14.216074       --       --       --       --       --
   Venture III No. of Units     678,650     891,028   1,072,260  1,445,513    309,022       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.670229   14.217728   13.770668  12.789672  12.500000       --       --       --       --       --
       Value at End of Year   14.780661   14.670229   14.217728  13.770668  12.789672       --       --       --       --       --
   Venture III No. of Units     816,731   1,117,633   1,420,034  1,827,800     46,568       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   14.595185   14.166295   13.741449  12.781691  12.500000       --       --       --       --       --
       Value at End of Year   14.683079   14.595185   14.166295  13.741449  12.781691       --       --       --       --       --
   Venture III No. of Units      88,416     112,185     131,301    124,496     46,568       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.570278   14.149209   13.731734  12.779035  12.500000       --       --       --       --       --
       Value at End of Year   14.650719   14.570278   14.149209  13.731734  12.779035       --       --       --       --       --
   Venture III No. of Units     284,000     398,695     449,544    588,469    194,521       --       --       --       --       --
TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.795381   12.568032    9.804582  12.003319         --       --       --       --       --       --
       Value at End of Year   14.304970   13.795381   12.568032   9.804582         --       --       --       --       --       --
   Venture III No. of Units     406,518     479,910     525,659    122,800         --       --       --       --       --       --
NY Venture III No. of Units      69,242      61,545      44,972     10,275         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.347282   13.077379   10.207029  12.500000         --       --       --       --       --       --
       Value at End of Year   14.869841   14.347282   13.077379  10.207029         --       --       --       --       --       --
   Venture III No. of Units     342,595     408,338     426,605    156,620         --       --       --       --       --       --
NY Venture III No. of Units     208,141     233,882     112,148     16,300         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.290616   13.045337   10.197284  12.500000         --       --       --       --       --       --
       Value at End of Year   14.788968   14.290616   13.045337  10.197284         --       --       --       --       --       --
   Venture III No. of Units     341,843     283,265     170,872      8,489         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.271768   13.034659   10.194035  12.500000         --       --       --       --       --       --
       Value at End of Year   14.762111   14.271768   13.034659  10.194035         --       --       --       --       --       --
   Venture III No. of Units      44,365      53,204      64,988     26,237         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.590815   15.175489   12.500000         --         --       --       --       --       --       --
       Value at End of Year   17.135195   16.590815   15.175489         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units      13,571      24,670      20,779         --         --       --       --       --       --       --
TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   10.589961    9.635326    7.503914   9.692272  10.176022       --       --       --       --       --
       Value at End of Year   11.010141   10.589961    9.635326   7.503914   9.692272       --       --       --       --       --
   Venture III No. of Units      77,655     150,518     157,636    135,388     42,924       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year $ 12.924053 $ 11.764902 $  9.166981 $11.846265 $12.500000       --       --       --       --       --
       Value at End of Year   13.430148   12.924053   11.764902   9.166981  11.846265       --       --       --       --       --
   Venture III No. of Units     104,354     122,312     166,760    128,273        182       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.857906   11.722288    9.147475  11.838850  12.500000       --       --       --       --       --
       Value at End of Year   13.341445   12.857906   11.722288   9.147475  11.838850       --       --       --       --       --
   Venture III No. of Units       3,199      13,741      13,904      8,489        182       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.835949   11.708141    9.140988  11.836381  12.500000       --       --       --       --       --
       Value at End of Year   13.312027   12.835949   11.708141   9.140988  11.836381       --       --       --       --       --
   Venture III No. of Units      33,756      48,624      59,374     51,456      4,897       --       --       --       --       --
U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)
Contracts with no Optional Benefits
     Value at Start of Year   13.066805   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   12.964305   13.066805          --         --         --       --       --       --       --       --
   Venture III No. of Units     495,325      71,835          --         --         --       --       --       --       --       --
NY Venture III No. of Units      40,163      18,636          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   13.062474   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   12.953542   13.062474          --         --         --       --       --       --       --       --
   Venture III No. of Units     424,410          85          --         --         --       --       --       --       --       --
NY Venture III No. of Units      87,301      19,626          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.049486   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   12.921319   13.049486          --         --         --       --       --       --       --       --
   Venture III No. of Units     304,919      51,871          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.045166   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   12.910600   13.045166          --         --         --       --       --       --       --       --
   Venture III No. of Units      58,861          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   13.032206   12.500000          --         --         --       --       --       --       --       --
       Value at End of Year   12.878499   13.032206          --         --         --       --       --       --       --       --
   Venture III No. of Units      26,557       5,083          --         --         --       --       --       --       --       --
U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.950895          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     153,310          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.940143          --          --         --         --       --       --       --       --       --
   Venture III No. of Units     254,132          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.907963          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       4,212          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.897247          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
   Venture III No. of Units      48,085          --          --         --         --       --       --       --       --       --
U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.352760   13.219027   13.228371  12.615206         --       --       --       --       --       --
       Value at End of Year   13.325803   13.352760   13.219027  13.228371         --       --       --       --       --       --
   Venture III No. of Units   1,535,167   2,276,112   1,868,640    706,239         --       --       --       --       --       --
NY Venture III No. of Units     114,800     119,680     136,243     52,169         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year $ 13.213383 $ 13.087595 $ 13.103404 $12.500000         --       --       --       --       --       --
       Value at End of Year   13.180139   13.213383   13.087595  13.103404         --       --       --       --       --       --
   Venture III No. of Units     831,527   1,280,511   1,696,560  1,055,375         --       --       --       --       --       --
NY Venture III No. of Units     144,792     219,941     252,802    293,643         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   13.161193   13.055529   13.090912  12.500000         --       --       --       --       --       --
       Value at End of Year   13.108456   13.161193   13.055529  13.090912         --       --       --       --       --       --
   Venture III No. of Units     357,519     413,421     341,401     15,548         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.143837   13.044856   13.086765  12.500000         --       --       --       --       --       --
       Value at End of Year   13.084646   13.143837   13.044856  13.086765         --       --       --       --       --       --
   Venture III No. of Units     168,320     265,357     432,596    245,705         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   12.461012   12.385790   12.500000         --         --       --       --       --       --       --
       Value at End of Year   12.386347   12.461012   12.385790         --         --       --       --       --       --       --
   Venture III No. of Units      28,701      46,691      45,968         --         --       --       --       --       --       --
U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   15.756371   15.569817   15.559146  14.647092  14.436950       --       --       --       --       --
       Value at End of Year   15.743938   15.756371   15.569817  15.559146  14.647092       --       --       --       --       --
   Venture III No. of Units     163,744     263,651     358,655    516,015    121,534       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.629862   13.475239   13.472743  12.689331  12.500000       --       --       --       --       --
       Value at End of Year   13.612325   13.629862   13.475239  13.472743  12.689331       --       --       --       --       --
   Venture III No. of Units     189,994     298,512     405,665    639,740     26,818       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.560125   13.426478   13.444151  12.681412  12.500000       --       --       --       --       --
       Value at End of Year   13.522425   13.560125   13.426478  13.444151  12.681412       --       --       --       --       --
   Venture III No. of Units      15,132      20,866      23,225     42,239     26,818       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.536977   13.410281   13.434646  12.678773  12.500000       --       --       --       --       --
       Value at End of Year   13.492618   13.536977   13.410281  13.434646  12.678773       --       --       --       --       --
   Venture III No. of Units      47,907      86,647     210,255    487,625     78,307       --       --       --       --       --
U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Contracts with no Optional Benefits
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.858589          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      19,752          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.854330          --          --         --         --       --       --       --       --       --
   Venture III No. of Units      12,890          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.841547          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       1,513          --          --         --         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.500000          --          --         --         --       --       --       --       --       --
       Value at End of Year   12.837297          --          --         --         --       --       --       --       --       --
   Venture III No. of Units       5,217          --          --         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   13.591728   12.664320    9.419481  11.886116         --       --       --       --       --       --
       Value at End of Year   14.135691   13.591728   12.664320   9.419481         --       --       --       --       --       --
   Venture III No. of Units   1,602,506   1,961,610   1,462,835    642,992         --       --       --       --       --       --
NY Venture III No. of Units     150,052     155,958     132,369     38,532         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year $ 14.274847 $ 13.307497 $  9.902818 $12.500000         --       --       --       --       --       --
       Value at End of Year   14.838746   14.274847   13.307497   9.902818         --       --       --       --       --       --
   Venture III No. of Units   1,714,204   2,067,264   2,066,680  1,174,328         --       --       --       --       --       --
NY Venture III No. of Units     319,494     429,814     341,199     78,162         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.218473   13.274886    9.893359  12.500000         --       --       --       --       --       --
       Value at End of Year   14.758060   14.218473   13.274886   9.893359         --       --       --       --       --       --
   Venture III No. of Units     585,268     654,850      76,646      7,784         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.199735   13.264045    9.890208  12.500000         --       --       --       --       --       --
       Value at End of Year   14.731264   14.199735   13.264045   9.890208         --       --       --       --       --       --
   Venture III No. of Units     161,390     300,120     220,893    155,489         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   16.370100   15.314397   12.500000         --         --       --       --       --       --       --
       Value at End of Year   16.957493   16.370100   15.314397         --         --       --       --       --       --       --
   Venture III No. of Units      48,942      91,385      30,859         --         --       --       --       --       --       --
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   13.138724   12.211016    9.057170  12.307781  12.658745       --       --       --       --       --
       Value at End of Year   13.676088   13.138724   12.211016   9.057170  12.307781       --       --       --       --       --
   Venture III No. of Units     470,989     655,604     627,288    642,670    118,594       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   12.872436   11.969518    8.882477  12.076441  12.500000       --       --       --       --       --
       Value at End of Year   13.392238   12.872436   11.969518   8.882477  12.076441       --       --       --       --       --
   Venture III No. of Units     490,787     677,477     725,126    805,400     13,438       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   12.806545   11.926177    8.863588  12.068885  12.500000       --       --       --       --       --
       Value at End of Year   13.303775   12.806545   11.926177   8.863588  12.068885       --       --       --       --       --
   Venture III No. of Units      36,858      55,972      76,646     68,919     13,438       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   12.784664   11.911766    8.857296  12.066364  12.500000       --       --       --       --       --
       Value at End of Year   13.274423   12.784664   11.911766   8.857296  12.066364       --       --       --       --       --
   Venture III No. of Units     128,844     223,280     198,149    208,756     43,256       --       --       --       --       --
UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   16.807837   13.222661   10.012642  11.514948         --       --       --       --       --       --
       Value at End of Year   19.271293   16.807837   13.222661  10.012642         --       --       --       --       --       --
   Venture III No. of Units     552,143     485,377     347,539    136,524         --       --       --       --       --       --
NY Venture III No. of Units      27,420       9,793       5,898      1,856         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   18.221642   14.342071   10.865724  12.500000         --       --       --       --       --       --
       Value at End of Year   20.881905   18.221642   14.342071  10.865724         --       --       --       --       --       --
   Venture III No. of Units     233,855     225,798     190,234    101,440         --       --       --       --       --       --
NY Venture III No. of Units      64,311      51,787      14,381      9,361         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   18.149695   14.306938   10.855356  12.500000         --       --       --       --       --       --
       Value at End of Year   20.768391   18.149695   14.306938  10.855356         --       --       --       --       --       --
   Venture III No. of Units     330,595     255,137     110,420     17,159         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   18.125780   14.295247   10.851911  12.500000         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   20.730689   18.125780   14.295247  10.851911         --       --       --       --       --       --
   Venture III No. of Units      62,875      54,183      37,657     14,272         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   19.016315   15.020136   12.500000         --         --       --       --       --       --       --
       Value at End of Year   21.716710   19.016315   15.020136         --         --       --       --       --       --       --
   Venture III No. of Units      45,405      29,784      12,075         --         --       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
UTILITIES TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year $ 11.710274 $  9.198854 $  6.951501 $ 9.243770 $10.844677       --       --       --       --       --
       Value at End of Year   13.456892   11.710274    9.198854   6.951501   9.243770       --       --       --       --       --
   Venture III No. of Units     174,178     252,067     276,737    264,826     76,161       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   13.425966   10.551871    7.977953  10.614010  12.500000       --       --       --       --       --
       Value at End of Year   15.420799   13.425966   10.551871   7.977953  10.614010       --       --       --       --       --
   Venture III No. of Units     100,167     115,721     119,753    119,237        567       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.357274   10.513672    7.960992  10.607363  12.500000       --       --       --       --       --
       Value at End of Year   15.318994   13.357274   10.513672   7.960992  10.607363       --       --       --       --       --
   Venture III No. of Units       6,172      19,800      15,233     17,159        567       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.334453   10.500964    7.955341  10.605146  12.500000       --       --       --       --       --
       Value at End of Year   15.285191   13.334453   10.500964   7.955341  10.605146       --       --       --       --       --
   Venture III No. of Units      33,725      41,942      32,834     32,617     15,856       --       --       --       --       --
VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Contracts with no Optional Benefits
     Value at Start of Year   14.838145   13.113578    9.618617  12.656613         --       --       --       --       --       --
       Value at End of Year   16.399020   14.838145   13.113578   9.618617         --       --       --       --       --       --
   Venture III No. of Units     652,914     805,980     399,055    135,128         --       --       --       --       --       --
NY Venture III No. of Units      28,146      24,103       4,930      3,908         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
     Value at Start of Year   14.635222   12.940716    9.496575  12.500000         --       --       --       --       --       --
       Value at End of Year   16.166695   14.635222   12.940716   9.496575         --       --       --       --       --       --
   Venture III No. of Units     234,496     269,435     282,804    195,802         --       --       --       --       --       --
NY Venture III No. of Units      45,053      48,220      19,711     22,239         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
     Value at Start of Year   14.577434   12.909015    9.487504  12.500000         --       --       --       --       --       --
       Value at End of Year   16.078797   14.577434   12.909015   9.487504         --       --       --       --       --       --
   Venture III No. of Units     317,248     290,234     142,695     26,508         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   14.558218   12.898462    9.484479  12.500000         --       --       --       --       --       --
       Value at End of Year   16.049614   14.558218   12.898462   9.484479         --       --       --       --       --       --
   Venture III No. of Units      43,909      50,385      56,142     21,726         --       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-2003)
     Value at Start of Year   18.416813   16.341700   12.500000         --         --       --       --       --       --       --
       Value at End of Year   20.273142   18.416813   16.341700         --         --       --       --       --       --       --
   Venture III No. of Units      22,585      26,969      16,361         --         --       --       --       --       --       --
VALUE TRUST - SERIES I SHARES (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
     Value at Start of Year   20.316970   17.934088   13.139390  17.304087  17.953510       --       --       --       --       --
       Value at End of Year   22.495273   20.316970   17.934088  13.139390  17.304087       --       --       --       --       --
   Venture III No. of Units     126,879     199,666     171,980    265,249     76,144       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003 (not issued in NY))
     Value at Start of Year   14.014638   12.377130    9.072620  11.954290  12.500000       --       --       --       --       --
       Value at End of Year   15.509501   14.014638   12.377130   9.072620  11.954290       --       --       --       --       --
   Venture III No. of Units     133,116     199,589     186,281    217,663      8,999       --       --       --       --       --
Contracts with the Annual Step Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
     Value at Start of Year   13.942906   12.332304    9.053320  11.946808  12.500000       --       --       --       --       --

                                YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED        ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                              12/31/05    12/31/04    12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                            ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
       Value at End of Year   15.407059   13.942906   12.332304   9.053320  11.946808       --       --       --       --       --
   Venture III No. of Units      19,106      18,710      19,287     26,508      8,999       --       --       --       --       --
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
     Value at Start of Year   13.919071   12.317400    9.046893  11.944310  12.500000       --       --       --       --       --
       Value at End of Year   15.373062   13.919071   12.317400   9.046893  11.944310       --       --       --       --       --
   Venture III No. of Units      59,482      73,701     113,062    160,771     90,953       --       --       --       --       --

                                                    Prospectus dated May 1, 2006

                             (JOHN HANCOCK (R) LOGO)

                             JOHN HANCOCK ANNUITIES

                         WEALTHMARK ML3 VARIABLE ANNUITY
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in WEALTHMARK ML3 flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we", "us", "our", or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:

AIM VARIABLE INSURANCE FUNDS
AIM V. I. Utilities Fund

ALGER AMERICAN FUND
Alger American Balanced
Alger American Leveraged AllCap

CREDIT SUISSE TRUST
Credit Suisse Trust-Emerging Markets
Credit Suisse Trust Global Small Cap

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus I.P. MidCap Stock

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund Inc.

DWS INVESTMENTS VIT FUNDS TRUST
DWS Equity 500 Index VIP
DWS RREEF Real Estate Securities VIP

DWS VARIABLE SERIES I
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II
DWS Balanced VIP
DWS Blue Chip VIP
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman Financial Services VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS Growth Allocation VIP
DWS High Income VIP
DWS Income Allocation VIP
DWS International Select Equity VIP
DWS Janus Growth & Income VIP

DWS VARIABLE SERIES II
DWS Janus Growth Opportunities VIP
DWS Large Cap Value VIP
DWS Legg Mason Aggressive Growth VIP
DWS Mercury Large Cap Core VIP
DWS MFS Strategic Value VIP
DWS Mid Cap Growth VIP
DWS Moderate Allocation VIP
DWS Money Market VIP
DWS Oak Strategic Equity VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Templeton Foreign Value VIP
DWS Turner Mid Cap Growth VIP

JOHN HANCOCK TRUST
Lifestyle Aggressive
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
      601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
      601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents

GLOSSARY OF SPECIAL TERMS .................................................    1
OVERVIEW ..................................................................    3
FEE TABLES ................................................................    7
   EXAMPLES ...............................................................    8
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS .........   14
   THE COMPANIES ..........................................................   14
   THE SEPARATE ACCOUNTS ..................................................   15
   THE FUNDS ..............................................................   15
   VOTING INTEREST ........................................................   20
DESCRIPTION OF THE CONTRACT ...............................................   21
   ELIGIBLE PLANS .........................................................   21
   ACCUMULATION PERIOD PROVISIONS .........................................   21
      Purchase Payments ...................................................   21
      Accumulation Units ..................................................   21
      Value of Accumulation Units .........................................   22
      Net Investment Factor ...............................................   22
      Transfers Among Investment Options ..................................   22
      Maximum Number of Investment Options ................................   23
      Telephone and Electronic Transactions ...............................   23
      Special Transfer Services-Dollar Cost Averaging .....................   24
      Special Transfer Services - Asset Rebalancing Program ...............   24
      Withdrawals .........................................................   25
      Special Withdrawal Services - The Income Plan .......................   25
      Optional Guaranteed Minimum Withdrawal Benefits .....................   25
      Death Benefit During the Accumulation Period ........................   26
      Optional Enhanced Death Benefits ....................................   27
   PAY-OUT PERIOD PROVISIONS ..............................................   27
      General .............................................................   27
      Annuity Options .....................................................   28
      Determination of Amount of the First Variable Annuity Benefit
         Payment ..........................................................   29
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments .................................................   29
      Transfers During Pay-out Period .....................................   30
      Death Benefit During Pay-out Period .................................   30
      Optional Guaranteed Minimum Income Benefits .........................   30
   OTHER CONTRACT PROVISIONS ..............................................   30
      Right to Review .....................................................   30
      Ownership ...........................................................   31
      Annuitant ...........................................................   31
      Beneficiary .........................................................   31
      Modification ........................................................   31
      Our Approval ........................................................   31
      Misstatement and Proof of Age, Sex or Survival ......................   31
   FIXED INVESTMENT OPTIONS ...............................................   32
CHARGES AND DEDUCTIONS ....................................................   33
   WITHDRAWAL CHARGES .....................................................   33
   ASSET-BASED CHARGES ....................................................   34
      Daily Administration Fee ............................................   34
      Distribution Fee ....................................................   34
      Mortality and Expense Risks Fee .....................................   34
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS .....................   34
   PREMIUM TAXES ..........................................................   35
FEDERAL TAX MATTERS .......................................................   36
   INTRODUCTION ...........................................................   36
   OUR TAX STATUS .........................................................   36
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ...........................   36
   NON-QUALIFIED CONTRACTS ................................................   36
      Undistributed Gains .................................................   36
      Taxation of Annuity Payments ........................................   37
      Surrenders, Withdrawals and Death Benefits ..........................   37
      Taxation of Death Benefit Proceeds ..................................   37
      Penalty Tax on Premature Distributions ..............................   38
      Puerto Rico Non-Qualified Contracts .................................   38
      Diversification Requirements ........................................   38
   QUALIFIED CONTRACTS ....................................................   39
      Penalty Tax on Premature Distributions ..............................   39
      Tax-Free Rollovers ..................................................   40
      Loans ...............................................................   40
      Puerto Rico Contracts Issued to Fund Retirement Plans ...............   41
   SEE YOUR OWN TAX ADVISER ...............................................   41
GENERAL MATTERS ...........................................................   42
   ASSET ALLOCATION SERVICES ..............................................   42
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ...............   42
   DISTRIBUTION OF CONTRACTS ..............................................   42
      Standard Compensation ...............................................   42
      Additional Compensation and Revenue Sharing .........................   43
      Differential Compensation ...........................................   43
   CONFIRMATION STATEMENTS ................................................   43
   REINSURANCE ARRANGEMENTS ...............................................   43
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..................    1
APPENDIX B: QUALIFIED PLAN TYPES ..........................................    1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS ..............................    1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS ...............    1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS ...................    1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ................................    1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................    3
Accumulation Unit Value Tables............................................    3
Services..................................................................    3
   Independent Registered Public Accountant...............................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
   Special Compensation and Reimbursement Arrangements....................    4
Appendix A: Audited Financial Statements..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History...........................................    3
Accumulation Unit Value Tables............................................    3
Services..................................................................    3
   Independent Registered Public Accountant...............................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
   Special Compensation and Reimbursement Arrangements....................    4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. Generally, the amount of the death benefit will be the greater of: (a) the Contract Value or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payment must be at least $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options, other than the DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

-    Enhanced Earnings Death Benefit - not offered in New York or Washington;

-    Accelerated Beneficiary Protection Death Benefit - not offered in New York.

-    Annual Step-Up Death Benefit.

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

-    Guaranteed Principal Plus;

-    Guaranteed Principal Plus for Life.

Appendix E: Optional Guaranteed Minimum Income Benefits

-    Guaranteed Retirement Income Benefits - offered by John Hancock USA;

-    Guaranteed Retirement Income Benefits - offered by John Hancock New York.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Options you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds; and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;

-    the nature of any Qualified Plan for which the Contract is being used; and

-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

\
                                   Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Wealthmark ML3 Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(A)

MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(B)
   First Year                               6%
   Second Year                              5%
   Third Year                               4%
   Thereafter                               0%

TRANSFER FEE(C)                           $25
   Maximum Fee                            $ 0
   Current Fee

(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").

(B) The charge is taken within the specified period of years measured from the date of payment.

(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                                              JOHN HANCOCK USA   JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE                                                  $0                 $0
-------------------                                           ----------------   ---------------------
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
Mortality and expense risks fee                                     1.25%                1.25%
Distribution fee                                                    0.25%                0.25%
Daily Administration fee-asset based                                0.15%                0.15%
                                                                    ----              -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              1.65%                1.65%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step-Up Death Benefit Fee(B)                        0.20%                0.20%
Optional Enhanced Earnings Death Benefit Benefit Fee                0.20%             not offered
                                                                    ----              -----------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              2.05%                1.85%
(With Annual Step-Up Death Benefit and Enhanced Earnings
Death Benefit fee reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE
Guaranteed Minimum Withdrawal Benefits(C)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                      0.75%                0.75%
   Current Fee - Guaranteed Principal Plus for Life                 0.40%                0.40%
   Current Fee - Guaranteed Principal Plus                          0.30%                0.30%
Guaranteed Minimum Income Programs(D)
(as a percentage of Income Base)
   Guaranteed Retirement Income Benefit II                          0.45%                0.45%
   Guaranteed Retirement Income Benefit III                         0.50%             not offered
Accelerated Beneficiary Protection Death Benefit(E)                 0.50%             not offered
(as a percentage of Accelerated Beneficiary Protection
Death Benefit)

(A) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(B) The charge for the optional Annual Step-Up Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005

(C) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(D) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus. Availability varied by state and when you purchased your Contract. See Appendix E for availability.

(E) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES(A)                 MINIMUM   MAXIMUM
---------------------------------------                 -------   -------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses                                                 0.65%     7.01%

(A) The minimum and maximum expenses shown do not include any expense reimbursements or fee waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.53% and 1.50%, respectively. Expense reimbursements and waivers may be terminated at any time.

EXAMPLES

The following examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark ML3 Contracts with optional benefit Riders and Example 3 pertains to Wealthmark ML3 Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Fund operating expenses - Wealthmark ML3 Contract with optional benefit Riders

WEALTHMARK ML3 CONTRACT WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional Riders. For John Hancock New York, this example assumes that you invest in a Contract with the Annual Step-Up Death Benefit and Guaranteed Principal Plus for Life Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
PRINCIPAL PLUS FOR LIFE

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                   $1,482    $3,088    $4,449    $7,992
If you annuitize, or do not surrender the
Contract at the end of the applicable time
period:                                       $  966    $2,781    $4,449    $7,992

JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                   $1,464    $3,041    $4,379    $7,901
If you annuitize, or do not surrender the
Contract at the end of the applicable time
period:                                       $  947    $2,732    $4,379    $7,901

EXAMPLE 2. Maximum Fund operating expenses-Wealthmark ML3 Contract with previously offered optional benefit Riders:

WEALTHMARK ML3 CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit rider. For John Hancock New York, this example assumes you invest in a Contract with the Annual Step-Up Death Benefit and Guaranteed Retirement Income Benefit II Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ANNUAL STEP-UP DEATH BENEFIT, ENHANCED EARNINGS DEATH BENEFIT AND
GUARANTEED RETIREMENT INCOME BENEFIT III

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                   $1,455    $3,015    $4,331    $7,849
If you annuitize, or do not surrender the
Contract at the end of the applicable time
period:                                       $  940    $2,706    $4,331    $7,849

JOHN HANCOCK NEW YORK
ANNUAL STEP-UP DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT II

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                   $1,433    $2,956    $4,244    $7,739
If you annuitize, or do not surrender the
Contract at the end of the applicable time
period:                                       $  916    $2,645    $4,244    $7,739

EXAMPLE 3. Minimum Fund operating expenses - Wealthmark ML3 Contract with no optional Riders:

WEALTHMARK ML3 CONTRACT WITH NO OPTIONAL BENEFIT RIDERS. The third example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                    $795     $1,130    $1,263    $2,694
If you annuitize, or do not surrender the
Contract at the end of the applicable time
period:                                        $240     $  738    $1,263    $2,694

THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

                                                                                                           TOTAL
                                                                    MANAGEMENT   RULE 12B-1    OTHER      ANNUAL
                                                                      FEES          FEES      EXPENSES   EXPENSES
                                                                    ----------   ----------   --------   --------
AIM VARIABLE INSURANCE FUNDS (SERIES I):
AIM V. I. Utilities Fund Portfolio (See Note 1.)                       0.60%         N/A        0.36%      0.96%

ALGER AMERICAN FUND:
Alger American Balanced Portfolio                                      0.75%        0.25%       0.06%      1.06%
Alger American Leveraged AllCap Portfolio                              0.85%        0.25%       0.06%      1.16%

CREDIT SUISSE TRUST:
Credit Suisse Trust-Emerging Markets Portfolio
(See Note 2.)                                                          1.25%         N/A        0.40%      1.65%
Credit Suisse Trust Global Small Cap Portfolio
(See Note 2.)                                                          1.25%         N/A        0.34%      1.59%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. MidCap Stock Portfolio (See Note 3.)                      0.75%        0.25%       0.04%      1.04%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.                         0.75%        0.25%       0.06%      1.06%

DWS INVESTMENTS VIT FUNDS TRUST:
DWS Equity 500 Index VIP (See Note 4.)                                 0.19%        0.25%       0.28%      0.72%
   (formerly, "Scudder VIT Equity 500 Index")
DWS RREEF Real Estate Securities VIP (See Note 5.)                     0.90%        0.25%       0.68%      1.83%
   (formerly, "Scudder Real Estate Securities")

DWS VARIABLE SERIES I:
DWS Bond VIP (See Note 6.)                                             0.48%        0.25%       0.31%      1.04%
   (formerly, "Scudder Bond Portfolio")
DWS Capital Growth VIP (See Note 6.)                                   0.46%        0.25%       0.18%      0.89%
   (formerly, "Scudder Capital Growth Portfolio")
DWS Global Opportunities VIP (See Note 6.)                             0.98%        0.25%       0.31%      1.54%
   (formerly, "Scudder Global Discovery Portfolio")
DWS Growth & Income VIP (See Note 6.)                                  0.47%        0.25%       0.23%      0.95%
   (formerly, "Scudder Growth and Income Portfolio")
DWS Health Care VIP (See Note 6.)                                      0.75%        0.25%       0.27%      1.27%
   (formerly, "Scudder Health Sciences Portfolio")

                                                                                                           TOTAL
                                                                    MANAGEMENT   RULE 12B-1    OTHER      ANNUAL
                                                                       FEES         FEES      EXPENSES   EXPENSES
                                                                    ----------   ----------   --------   --------
DWS VARIABLE SERIES II:
DWS Balanced VIP (See Note 7.)                                         0.45%        0.25%       0.21%      0.91%
   (formerly, "Scudder Total Return Portfolio")
DWS Blue Chip VIP (See Note 7.)                                        0.65%        0.25%       0.19%      1.09%
   (formerly, "Scudder Blue Chip Portfolio")
DWS Conservative Allocation VIP (See Notes 7 and 8.)                   0.15%        0.25%       0.54%      0.94%
   (formerly, "Scudder Income & Growth Strategy Portfolio")
DWS Core Fixed Income VIP (See Note 7.)                                0.60%        0.25%       0.22%      1.07%
   (formerly, "Scudder Fixed Income Portfolio")
DWS Davis Venture Value VIP (See Note 7.)                              0.94%        0.25%       0.22%      1.41%
   (formerly, "SVS Davis Venture Value Portfolio")
DWS Dreman Financial Services VIP                                      0.75%        0.25%       0.29%      1.29%
   (formerly, "SVS Dreman Financial Services Portfolio")
DWS Dreman High Return Equity VIP (See Note 7.)                        0.73%        0.25%       0.19%      1.17%
   (formerly, "SVS Dreman High Return Equity Portfolio")
DWS Dreman Small Cap Value VIP (See Note 7.)                           0.75%        0.25%       0.19%      1.19%
   (formerly, "SVS Dreman Small Cap Value Portfolio")
DWS Global Thematic VIP (See Note 7.)                                  1.00%        0.25%       0.54%      1.79%
   (formerly, "Scudder Global Blue Chip Portfolio")
DWS Government & Agency Securities VIP                                 0.55%        0.25%       0.22%      1.02%
   (formerly, "Scudder Government & Agency Securities Portfolio")
DWS Growth Allocation VIP (See Notes 7 and 8.)                         0.15%        0.25%       0.25%      0.65%
   (formerly, "Scudder Growth Strategy Portfolio")
DWS High Income VIP                                                    0.60%        0.25%       0.25%      1.10%
   (formerly, "Scudder High Income Portfolio")
DWS Income Allocation VIP (See Notes 7 and 8.)                         0.15%        0.25%       1.13%      1.53%
   (formerly, "Scudder Conservative Income Strategy Portfolio")
DWS International Select Equity VIP                                    0.75%        0.25%       0.26%      1.26%
   (formerly, "Scudder International Select Equity Portfolio")
DWS Janus Growth & Income VIP (See Note 7.)                            0.75%        0.25%       0.26%      1.26%
   (formerly, "SVS Janus Growth and Income Portfolio")
DWS Janus Growth Opportunities VIP (See Note 7.)                       0.75%        0.25%       0.25%      1.25%
   (formerly, "SVS Janus Growth Opportunities Portfolio")
DWS Legg Mason Aggressive Growth VIP (See Note 7.)                     0.80%        0.25%       0.68%      1.73%
   (formerly, "DWS Salomon Aggressive Growth VIP")
DWS Large Cap Value VIP (See Note 7.)                                  0.75%        0.25%       0.21%      1.21%
   (formerly, "Scudder Large Cap Value Portfolio")
DWS Mercury Large Cap Core VIP (See Note 7.)                           0.90%        0.25%       5.86%      7.01%
   (formerly, "Scudder Mercury Large Cap Core Portfolio")
DWS MFS Strategic Value VIP (See Note 7.)                              0.95%        0.25%       0.45%      1.65%
   (formerly, "SVS MFS Strategic Value Portfolio")
DWS Mid Cap Growth VIP (See Note 7.)                                   0.75%        0.25%       0.40%      1.40%
   (formerly, "Scudder Mid Cap Growth Portfolio")
DWS Moderate Allocation VIP (See Notes 7 and 8.)                       0.15%        0.25%       0.26%      0.66%
   (formerly, "Scudder Growth & Income Strategy Portfolio")
DWS Money Market VIP                                                   0.46%        0.25%       0.18%      0.89%
   (formerly, "Scudder Money Market Portfolio")
DWS Oak Strategic Equity VIP (See Note 7.)                             0.75%        0.25%       0.35%      1.35%
   (formerly, "SVS Oak Strategic Equity Portfolio")
DWS Small Cap Growth VIP (See Note 7.)                                 0.65%        0.25%       0.22%      1.12%
   (formerly, "Scudder Small Cap Growth Portfolio")
DWS Strategic Income VIP (See Note 7.)                                 0.65%        0.25%       0.35%      1.25%
   (formerly, "Scudder Strategic Income Portfolio")
DWS Technology VIP (See Note 7.)                                       0.75%        0.25%       0.26%      1.26%
   (formerly, "Scudder Technology Growth Portfolio")
DWS Templeton Foreign Value VIP (See Note 7.)                          0.95%        0.25%       1.97%      3.17%
   (formerly, "Scudder Templeton Foreign Value Portfolio")
DWS Turner Mid Cap Growth VIP (See Note 7.)                            0.80%        0.25%       0.31%      1.36%
   (formerly, "SVS Turner Mid Cap Growth Portfolio")

                                                                                                           TOTAL
                                                                    MANAGEMENT   RULE 12B-1     OTHER      ANNUAL
                                                                       FEES         FEES      EXPENSES   EXPENSES
                                                                    ----------   ----------   --------   --------
JOHN HANCOCK TRUST (SERIES II SHARES)
Lifestyle Aggressive Trust (See Note 9.)                               0.05%        0.25%       0.95%      1.25%
Lifestyle Balanced Trust (See Note 9.)                                 0.05%        0.25%       0.86%      1.16%
Lifestyle Conservative Trust (See Note 9.)                             0.05%        0.25%       0.78%      1.08%
Lifestyle Growth Trust (See Note 9.)                                   0.05%        0.25%       0.89%      1.19%
Lifestyle Moderate Trust (See Note 9.)                                 0.05%        0.25%       0.81%      1.11%

1. Effective September 23, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

2. Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time. In the case of the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Small Cap Portfolio there is a 0.25% and 0.19% expense reimbursement respectively, which results in a net total annual expense of 1.40% for each of these Funds. In addition, for the period beginning March 1, 2006 through February 28, 2007 Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fee for the Credit Suisse Emerging Market Portfolio.

3. The Dreyfus Corporation has agreed, until July 31, 2006, to waive receipt of its fees and/or assume the expenses of the Dreyfus I.P. Mid Cap Stock Portfolio so that the expenses do not exceed 0.90% (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings). In addition, there is a 0.04% expense reimbursement. Had the expense reimbursement been included in the amount shown, the net total annual expense for the Fund would be 1.00%.

4. Amounts shown for the DWS Equity 500 Index VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. "Other Expenses" are based on estimated amounts for the current fiscal year. Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.53% for Class B shares until April 30, 2009.

5. Amounts shown for the DWS RREEF Real Estate Securities VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Through May 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.500%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. In addition, from June 1, 2006, through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at ratios no higher than 1.499%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

6. Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For the following Funds, the period of limitation is ONE year for the limit amounts set forth after the Fund names: DWS Bond VIP (1.11%), DWS Global Opportunities VIP (1.24%), DWS Health Care VIP (1.35%), DWS International VIP (1.37%). In the case of DWS Bond VIP, Class B shares commenced operations on May 3, 2005 and "Other Expenses" shown above are based on estimated amounts for the current fiscal year. For the following Funds, the period of limitation is THREE years for the limit amounts set forth after the Fund names: DWS Capital Growth VIP (0.86%) and DWS Growth & Income VIP (0.89%). In the case of the DWS Capital Growth VIP, this reduction in the net Total Annual Expenses is caused by a reduction in the Other Expenses as described above to 0.16%. In the case of the DWS Growth & Income VIP this reduction in the net Total Annual Expenses is caused by reduction of both the Management Fee to 0.45% and the Other Expenses to 0.19%.

7. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING MAY 1, 2005 for the limit amounts set forth after the Fund name:
     DWS Dreman Financial Services VIP (1.39%) , DWS Dreman High Return Equity VIP (1.27%), DWS Janus Growth Opportunities VIP (1.35%), DWS Technology VIP (1.35%), DWS Large Cap Value VIP (1.20%), DWS Dreman Small Cap Value VIP (1.24%), DWS Core Fixed Income VIP (1.20%), DWS Blue Chip VIP (1.35%), DWS Income Allocation VIP (0.75%), DWS Moderate Allocation VIP (0.75%), DWS Growth Allocation VIP (0.75%), DWS Conservative Allocation VIP (0.75%). For the Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING ON OCTOBER 1, 2005 for the limit amounts set forth after the Fund name: DWS Mid Cap Growth VIP (1.308%), DWS Davis Venture Value VIP (1.253%), DWS Global Thematic VIP (1.44%), DWS Salomon Aggressive Growth VIP (1.308%), DWS Janus Growth & Income VIP (1.253%), DWS Mercury Large Cap Core VIP (1.20%), DWS MFS Strategic Value VIP (1.26%), DWS Oak Strategic Equity VIP (1.301%), DWS Strategic Income VIP (1.199%), DWS

     Templeton Foreign Value VIP (1.34%), DWS Turner Mid Cap Growth VIP (1.337%). For Class B shares of the following Funds, the period of limitation is THREE YEARS COMMENCING ON MAY 1, 2005 for the limit amounts set forth after the Fund name: DWS Small Cap Growth VIP (1.09%) and DWS Balanced VIP (0.89%). In the case of DWS Balanced VIP, DWS Janus Growth & Income VIP, and DWS Janus Growth Opportunities VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective May 2, 2005. In the case of DWS Legg Mason Aggressive Growth VIP, management fees have been restated to reflect the new fee schedule for the Fund effective August 1, 2005. In the case of DWS Oak Strategic Equity VIP and DWS Turner Mid Cap Growth VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective October 1, 2005.

8. This Fund will also indirectly bear its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. These indirect fees and expenses are not reflected in the table above.

9. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Funds' adviser currently pays a portion of the expenses of each Lifestyle Trust.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category
Standard & Poor's   of 21

John Hancock USA has also received the following rating from Moody's:

Aa2                 Excellent in financial strength; 3rd category of 21
Moody's

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:

-    AIM Variable Insurance Fund; or

-    The Alger American Fund; or

-    Credit Suisse Trust; or

-    Dreyfus Investment Portfolios; or

-    The Dreyfus Socially Responsible Growth Fund, Inc.; or

-    DWS Variable Series I; or

-    DWS Variable Series II; or

-    DWS Investments VIT Funds Trust; or

-    John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

Each of the above mutual funds are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.50% of assets may be made by a Fund's investment adviser or its affiliates. We or our affiliates pay Scudder Funds Distributors, Inc., the principal underwriter for Funds of DWS Variable Series I, DWS Variable Series II and DWS Investments VIT Funds Trust, a percentage of some or all of the amounts allocated we or our affiliates receive as additional compensation for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Each of the John Hancock Trust's Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds contain a description of the underlying funds for the Fund, and associated investment risks.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

           WE SHOW THE FUND'S MANAGER (I.E., SUBADVISER) IN BOLD ABOVE
                             THE NAME OF THE FUND.

                          AIM VARIABLE INSURANCE FUNDS

AIM ADVISORS, INC.
   AIM V. I. Utilities Fund      Seeks capital appreciation and income by
   Portfolio                     investing primarily in companies engaged in the
                                 utilities sector.

                               ALGER AMERICAN FUND

FRED ALGER MANAGEMENT, INC.
   Alger American Balanced       Seeks current income and long-term capital
   Portfolio                     appreciation.

   Alger American Leveraged      Seeks long-term capital appreciation.
   AllCap Portfolio

                               CREDIT SUISSE TRUST

CREDIT SUISSE ASSET
MANAGEMENT, LLC
   Credit Suisse Trust-          Seeks long-term growth of capital by investing
   Emerging Markets Portfolio    in equity securities of emerging markets.

   Credit Suisse Trust Global    Seeks long-term growth of capital by investing
   Small Cap Portfolio           primarily in equity securities of U.S. and
                                 foreign companies considered to be in their
                                 post-venture-capital stage of development.

                          DREYFUS INVESTMENT PORTFOLIOS

THE DREYFUS CORPORATION
   Dreyfus I.P. MidCap Stock     Seeks to provide investment results that are
   Portfolio                     greater than the total return performance of
                                 publicly traded common stocks of medium-size
                                 domestic companies in the aggregate, as
                                 represented by the Standard & Poors's MidCap
                                 400(R)* Index.

                THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

THE DREYFUS CORPORATION
   Dreyfus Socially              Seeks to provide capital growth with current
   Responsible Growth Fund       income as a secondary goal by investing in
   Inc.                          common stocks of companies that, in the opinion
                                 of the Portfolio's management, not only meet
                                 traditional investment standards, but also
                                 conduct their business in a manner that
                                 contributes to the enhancement of the quality
                                 of life in America.

                         DWS INVESTMENTS VIT FUNDS TRUST
                 (FORMERLY, SCUDDER INVESTMENTS VIT FUNDS TRUST)

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC.
   DWS Equity 500 VIP            Seeks to replicate, as closely as possible,
   (formerly, Scudder VIT        before deduction of expenses, the performance
   Equity 500 Index)             of the Standard & Poor's 500* Composite Stock
                                 Price Index, which emphasizes stocks of large
                                 U.S. companies.

   DWS RREEF Real Estate         Seeks long-term capital appreciation and
   Securities VIP                current income by investing primarily in real
   (formerly, Scudder Real       estate securities.
   Estate Securities
   Portfolio)

                              DWS VARIABLE SERIES I
                      (FORMERLY, SCUDDER VARIABLE SERIES I)

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC.
   DWS Bond VIP                  Seeks to provide a high level of income
   (formerly, Bond Portfolio)    consistent with a high quality portfolio of
                                 Debt securities. Under normal circumstances,
                                 the portfolio invests at least 80% of net
                                 assets, plus the amount of any borrowings for
                                 investment purposes, in bonds of any maturity.

   DWS Capital Growth VIP        Seeks to maximize long-term capital growth
   (formerly, Capital Growth     through a broad and flexible investment
   Portfolio)                    program.

   DWS Global Opportunities      Seeks above-average capital appreciation over
   VIP                           the long term by investing primarily in the
   (formerly, Global Discovery   equity securities of small companies located
   Portfolio)                    throughout the world.


                              DWS VARIABLE SERIES I
                      (FORMERLY, SCUDDER VARIABLE SERIES I)

   DWS Growth & Income VIP       Seeks long-term growth of capital, current
   (formerly, Growth and         income and growth of income.
   Income Portfolio)

   DWS Health Care VIP           Seeks long-term growth of capital by investing
   (formerly, Health Sciences    at least 80% of total assets, plus the amount
   Portfolio)                    of any borrowings for investment purposes, in
                                 common stocks of companies in the health
                                 sector.

   DWS International VIP         Seeks long-term growth of capital primarily
   (formerly, International      through diversified holdings of marketable
   Portfolio)                    foreign equity investments.

                         DWS SCUDDER VARIABLE SERIES II
                     (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC
   DWS Balanced VIP              Seeks high total return, a combination of
   (formerly, Scudder Total      income and capital appreciation.
   Return Portfolio)

   DWS Blue Chip VIP             Seeks growth of capital and income.
   (formerly, Scudder Blue
   Chip Portfolio)

   DWS Conservative Allocation   Seeks a balance of current income and long-term
   VIP                           growth of capital with an emphasis on current
   (formerly, Scudder Income &   income.
   Growth Strategy Portfolio)

   DWS Core Fixed Income VIP     Seeks high current income.
   (formerly, Scudder Fixed
   Income Portfolio)

   DWS Davis Venture Value VIP   Seeks growth of capital.
   (formerly, SVS Davis
   Venture Value Portfolio)

   DWS Dreman Financial          Seeks long-term capital appreciation.
   Services VIP
   (formerly, SVS Dreman
   Financial Services Portfolio)

   DWS Dreman High Return        Seeks to achieve a high rate of total return.
   Equity VIP
   (formerly, SVS Dreman High
   Return Equity Portfolio)

   DWS Dreman Small Cap Value    Seeks long-term capital appreciation.
   VIP
   (formerly, SVS Dreman Small
   Cap Value Portfolio)

   DWS Global Thematic VIP       Seeks long-term capital growth.
   (formerly, Scudder Global
   Blue Chip Portfolio)

   DWS Government & Agency       Seeks high current income consistent with
   Securities VIP                preservation of capital.
   (formerly, Scudder
   Government & Agency
   Securities Portfolio)

   DWS Growth Allocation VIP     Seeks long-term growth of capital.
   (formerly, Scudder Growth
   Strategy Portfolio)

   DWS High Income VIP           Seeks to provided a high level of current
   (formerly, Scudder High       income
   Income Portfolio)

   DWS Income Allocation VIP     Seeks current income and, as a secondary
   (formerly, Scudder            objective, long-term growth of capital.
   Conservative Income
   Strategy Portfolio)

                         DWS SCUDDER VARIABLE SERIES II
                     (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC
   DWS International Select      Seeks capital appreciation.
   Equity VIP
   (formerly, Scudder
   International Select Equity
   Portfolio)

   DWS Janus Growth & Income     Seeks long-term capital growth and current
   VIP                           income.
   (formerly, SVS Janus Growth
   and Income Portfolio)

   DWS Janus Growth              Seeks long-term growth of capital in a manner
   Opportunities VIP             consistent with the preservation of capital.
   (formerly, SVS Janus Growth
   Opportunities Portfolio)

   DWS Large Cap Value VIP       Seeks to achieve a high rate of total return.
   (formerly, Scudder Large
   Cap Value Portfolio)

   DWS Legg Mason Aggressive     Seeks capital appreciation.
   Growth VIP
   (formerly, Scudder Salomon
   Aggressive Growth)

   DWS Mercury Large Cap Core    Seeks long-term capital growth by investing
   VIP                           primarily in a diversified portfolio of equity
   (formerly, Scudder Mercury    securities of large-cap companies located in
   Large Cap Core Portfolio)     the U.S.

   DWS MFS Strategic Value VIP   Seeks capital appreciation.
   (formerly, SVS MFS
   Strategic Value Portfolio)

   DWS Mid Cap Growth VIP        Seeks long-term capital growth
   (formerly, Scudder Mid Cap
   Growth Portfolio)

   DWS Moderate Allocation VIP   Seeks a balance of long-term growth of capital
   (formerly, Scudder Growth &   and current income with an emphasis on growth
   Income Strategy Portfolio)    of capital.

   DWS Money Market VIP          Seeks maximum current income to the extent
   (formerly, Scudder Money      consistent with stability of principal.
   Market Portfolio)

   DWS Oak Strategic Equity      Seeks long-term capital growth.
   VIP
   (formerly, SVS Oak
   Strategic Equity Portfolio)

   DWS Small Cap Growth VIP      Seeks maximum appreciation of investors'
   (formerly, Scudder Small      capital.
   Cap Growth Portfolio)

   DWS Strategic Income VIP      Seeks high current return through investing
   (formerly, Scudder            mainly in Bonds issued by US and foreign
   Strategic Income Portfolio)   corporations and governments.

   DWS Technology VIP            Seeks growth of capital.
   (formerly, Scudder
   Technology Growth
   Portfolio)

   DWS Templeton Foreign Value   Seeks long-term capital growth by investing,
   VIP                           under normal market conditions, at least 80% of
   (formerly, Scudder            its net assets in equity securities of
   Templeton Foreign Value       companies outside the U.S., including emerging
   Portfolio)                    markets.

   DWS Turner Mid Cap Growth     Seeks capital appreciation.
   VIP
   (formerly, SVS Turner Mid
   Cap Growth Portfolio)

                               JOHN HANCOCK TRUST

MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.A.) LIMITED
Lifestyle Aggressive Trust **    Seeks to provide long-term growth of capital
                                 (current income is not a consideration) by
                                 investing 100% of the Lifestyle Trust's assets
                                 in other portfolios of the Trust ("Underlying
                                 Portfolios") which invest primarily in equity
                                 securities.

Lifestyle Balanced Trust**       Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to capital growth by
                                 investing approximately 40% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 60% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Lifestyle Conservative Trust **  Seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying
                                 Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

Lifestyle Growth Trust**         Seeks to provide long-term growth of capital
                                 with consideration also given to current income
                                 by investing approximately 20% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 80% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Lifestyle Moderate Trust**       Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to current income by
                                 investing approximately 60% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 40% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

*" Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by the McGraw-Hill companies, Inc. and it does not make any representation regarding the advisability of investing in any of the index Funds.

** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

- You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.

- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts was equal to or greater than $50,000;

- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payments for the new Contract(s) was equal to or greater than $50,000;

- You purchased multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract was a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

We may vary the cancellation of Contract provisions in certain other states in order to comply with state insurance laws and regulations. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period, plus;

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    Any loss or theft of your password; or

-    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services-Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing only on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under The Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;

- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During the Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner on the date of issue. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

-    the Contract Value; or

-    the minimum death benefit.

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefit").

MINIMUM DEATH BENEFIT. We determine the Minimum Death Benefit as follows:
Minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We reduce the minimum death benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in Ownership or if Ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our the respective Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our respective Annuities Service Center:

-    a certified copy of a death certificate or;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

-    The Beneficiary will become the Contract Owner.

- Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

-    No additional Purchase Payments may be made.

-    Withdrawal charges will be waived for all future distributions.

- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a qualified contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Optional Enhanced Death Benefits

Your Wealthmark ML3 Contract may include one or more of the following enhanced death benefit Riders:

-    Annual Step-Up Death Benefit;

-    Enhanced Earnings Death Benefit (not offered in New York and Washington);
     and

-    Accelerated Beneficiary Protection Death Benefit (not offered in New York).

These optional death benefit Riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.

For an extra fee, these optional death benefit Riders could enhance the minimum death benefit payable under your Contract, subject to the terms and limitations contained in the Rider. We provide a general description of each of these Riders in Appendix C to this Prospectus.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDES THAT YOU MAY HAVE PURCHASED.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the pay-out period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account value of each Investment Option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the period certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base variable annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.72%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefits

Please (see Appendix E: "Optional Guaranteed Minimum Income Benefits") for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.


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

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of Ownership or assignment must be made in writing and received by us at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of The Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

The fixed account Investment Option(s) are not (is not) a security.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions

Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, see the Fee Tables.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the amount available without withdrawal charges and second to "unliquidated Purchase Payments". In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); or

- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account Investment Options and then to withdrawals from fixed account Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)

First Year    6%
Second Year   5%
Third Year    4%
Thereafter    0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, (see Appendix A: "Examples of Calculation of Withdrawal Charge"). In the case of group annuity contracts issued by John Hancock Life Insurance Company (U.S.A.), we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

A daily charge in an amount equal to 0.15% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable Investment Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

A daily fee in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

John Hancock USA will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                    PREMIUM TAX RATE
                     ---------------------------------------------
STATE OR TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
------------------   -------------------   -----------------------
CA                          0.50%                  2.35%
GUAM                        4.00%                  4.00%
ME(A)                       0.00%                  2.00%
NV                          0.00%                  3.50%
PR                          3.00%                  3.00%
SD(A)                       0.00%                  1.25%(B)
WV                          1.00%                  1.00%
WY                          0.00%                  1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.

The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Guaranteed Principal Plus and Guaranteed Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Guaranteed Principal Plus for Life Rider, might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts

(John Hancock USA Contracts)

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA;

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

(John Hancock USA Contracts)

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education;

-    retirement;

-    death; or

-    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
    1          55,000           5,000(A)        50,000         6%      3,000
    2          50,500           5,000(B)        45,500         5%      2,275
    3          35,000           5,000(C)        45,000         4%      1,200
    4          70,000          20,000(D)        50,000         0%          0

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

(A) In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
    65,000              2,000            15,000(A)             0         5%         0
    49,000              5,000             3,000(B)         2,000         5%       100
    52,000              7,000             4,000(C)         3,000         5%       150
    44,000              8,000                 0(D)         8,000         5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional enhanced death benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     1.   Annual Step-Up Death Benefit

     2.   Enhanced Earnings Death Benefit - Not offered in New York or
          Washington

     3.   Accelerated Beneficiary Protection Death Benefit - Not offered in New
          York

ANNUAL STEP-UP DEATH BENEFIT

If you elected the optional Annual Step-Up Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step-Up Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract's date of maturity, we will pay an "Annual Step-Up Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step-Up Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step-Up Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step-Up Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step-Up Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step-Up Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step-Up Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.

TERMINATION OF THE ANNUAL STEP-UP DEATH BENEFIT. THE ANNUAL STEP-UP DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST TO OCCUR OF (A) THE date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step-Up Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan (see Appendix E: "Optional Guaranteed Minimum Income Benefits"). Please consult your tax advisor.

THE CONTINUATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ENHANCED EARNINGS DEATH BENEFIT (NOT AVAILABLE IN NY AND WASHINGTON)

If you elected the optional Enhanced Earnings Death Benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Enhanced Earnings Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings Death Benefit payable on the death of the surviving spouse, the Enhanced Earnings Death Benefit will be equal to zero on the date of the first Contract Owner's death and the Enhanced Earnings Death Benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings Death Benefit.

TERMINATION OF THE ENHANCED EARNINGS DEATH BENEFIT. The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix D:
"Optional Guaranteed Minimum Withdrawal Benefits"). Please consult your tax advisor.

THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT AVAILABLE IN NY)

If you elected the optional Accelerated Beneficiary Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit). The Accelerated Beneficiary Protection Death Benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected the Accelerated Beneficiary Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the Accelerated Beneficiary Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Accelerated Beneficiary Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:

-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step-Up Death Benefit Factor; or

-    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

ENHANCED EARNINGS DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

-    The "Earnings Basis" is equal to 150% of $100,000, or $150,000.

-    "Earnings" is equal to $175,000 minus $150,000, or $25,000.

- The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

ANNUAL STEP-UP DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

GRADED DEATH BENEFIT FACTOR. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus
(2) where:

(1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%

* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP-UP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

DETERMINATION AND DISTRIBUTION OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. We determine the death benefit paid under Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:

- The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract.

- In determining the Enhanced Earnings Death Benefit Factor, on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

INVESTMENT OPTIONS. At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

TERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT RIDER. The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

-    the date the Contract terminates;

-    the Maturity Date; or

- the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

DETERMINATION OF ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FEE. Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.

     - Guaranteed Principal Plus - available December 8 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and

     - Guaranteed Principal Plus for Life - available August 16, 2004 to December 31, 2005.

For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance means:

- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;

- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;

-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Guaranteed Principal Plus for Life:

Covered Person means:

- The person whose life we use to determine the duration of the Lifetime Income Amount payments;

- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount or Lifetime Income Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract;

- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later);

- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview

The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:

- Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

- Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

- Additional Purchase Payments - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

- Investment Options - describes the special limitations we impose in the Investment Options we make available.

- Life Expectancy Distributions - describes our special programs to provide minimum distribution amounts required under certain sections of The Code.

- Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- Death Benefits - describes how these Riders affect the death benefits provided under your Contract.

- Termination - describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.

- Guaranteed Principal Plus and Guaranteed Principal Plus for Life fees - provides further information on the fees we charge for these benefit.

- You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

-    the Rider was available for sale in the state where the Contract was sold;

- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

- you had not yet attained age 81 (we imposed this limit only on Guaranteed Principal Plus for Qualified Contracts).

We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees For Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").

Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effect of Withdrawals" below); otherwise

- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.

STEP-UP DATES. Step-Up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc) up to and including the 30th Contract Anniversary.

If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an Owner to elect a Step-Up within 30 days of the respective Step-Up Date.

Each time a Step-Up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus For Life").

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million).

In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date.

We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase", as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

- under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age
     65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000;

- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA"; but

- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

We do not require you to obtain our prior approval for other Purchase Payments under Guaranteed Principal Plus, unless the Contract Value would exceed $1,000,000 following that Purchase Payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Guaranteed Principal Plus or Guaranteed Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:

a) among the John Hancock Trust Lifestyle, DWS Asset Allocation and Money Market Investment Options available under your Contract (see "Available John Hancock Trust Lifestyle, DWS Asset Allocation and Money Market Investment Options" below); or

b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations for Guaranteed Principal Plus" below). The Model Allocations were only available with Guaranteed Principal Plus.

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH INVESTMENT OPTION OR MODEL ALLOCATION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE JOHN HANCOCK TRUST LIFESTYLE, DWS ASSET ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available John Hancock Trust Lifestyle, DWS Asset Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or a DCA fixed account Investment Option in connection with your selected Investment Options.

These Investment Options invest in the following Funds:

     John Hancock Trust Lifestyle Investment Options:

     -    Lifestyle Balanced

     -    Lifestyle Conservative

     -    Lifestyle Growth

     -    Lifestyle Moderate

     DWS Asset Allocation Investment Options:

     -    DWS Income Allocation

     -    DWS Conservative Allocation

     -    DWS Moderate Allocation

     -    DWS Growth Allocation

     DWS Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. For applications received on or after December 8, 2003 (for John Hancock USA Contracts) and May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, the Model Allocations listed below were among the available Investment Options. These Model Allocations were no longer available for Contracts issued with Guaranteed Principal Plus as of August 16, 2004.

If you allocated Contract Value to the Model Allocations listed below as of August 16, 2004 you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Investment Option under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the DWS Asset Allocation or John Hancock Trust Lifestyle Funds or to any Variable Investment Option.

Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.

The Model Allocations are:

                              PERCENTAGE OF
   MODEL ALLOCATION NAME        ALLOCATION                 FUND NAME
   ---------------------      -------------                ---------
SCUDDER CONSERVATIVE INCOME       64.00%      DWS Core Fixed Income VIP
STRATEGY                                         (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   5.00%      DWS High Income VIP
                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                   5.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

SCUDDER CONSERVATIVE INCOME        4.00%      DWS Capital Growth VIP
STRATEGY - CONTINUED                             (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                   3.00%      DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                   3.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income

                              PERCENTAGE OF
   MODEL ALLOCATION NAME        ALLOCATION                 FUND NAME
   ---------------------      -------------                ---------
                                              Portfolio")

                                   3.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                   2.00%      DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                   2.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                   2.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   1.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   1.00%      DWS Global Opportunities VIP
                                                 (formerly, "Scudder Global
                                                 Discovery Portfolio")

                                   1.00%      DWS International Select Equity
                                              VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                   1.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth Portfolio")

                                   1.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                   1.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   1.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

SCUDDER GROWTH STRATEGY           14.00%      DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                  14.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                  13.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                  11.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   8.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                   6.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                   5.00%      DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                   5.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                   4.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   3.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   3.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   3.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

                                   3.00%      DWS Oak Strategic Equity VIP
                                                 (formerly, "SVS Oak Strategic
                                                 Equity Portfolio")

                                   2.00%      DWS Global Opportunities VIP
                                                 (formerly, "Scudder Global
                                                 Discovery Portfolio")

SCUDDER GROWTH STRATEGY -          2.00%      DWS International Select Equity
CONTINUED                                     VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                   2.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth Portfolio")

                                   1.00%      DWS High Income VIP

                              PERCENTAGE OF
   MODEL ALLOCATION NAME        ALLOCATION                 FUND NAME
   ---------------------      -------------                ---------

                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                   1.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

SCUDDER GROWTH & INCOME           32.00%      DWS Core Fixed Income VIP
STRATEGY                                         (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  10.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                   9.00%      DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                   9.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                   4.00%      DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                   4.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                   4.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                   4.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                   3.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   3.00%      DWS High Income VIP
                                                 (formerly, "Scudder High
                                                 Income Portfolio")

                                   3.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   3.00%      DWS Oak Strategic Equity VIP
                                                 (formerly, "SVS Oak Strategic
                                                 Equity Portfolio")

                                   2.00%      DWS Global Opportunities VIP
                                                 (formerly, "Scudder Global
                                                 Discovery Portfolio")

                                   2.00%      DWS International Select Equity
                                              VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                   2.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth Portfolio")

                                   2.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

                                   2.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   2.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

SCUDDER INCOME & GROWTH           46.00%      DWS Core Fixed Income VIP
STRATEGY                                         (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   8.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                   7.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                   6.00%      DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                   4.00%      DWS High Income VIP
                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                   4.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

SCUDDER INCOME & GROWTH            3.00%      DWS Blue Chip VIP
STRATEGY - CONTINUED                             (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                   3.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                              PERCENTAGE OF
   MODEL ALLOCATION NAME        ALLOCATION                 FUND NAME
   ---------------------      -------------                ---------
                                   3.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

                                   3.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                   2.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   2.00%      DWS Global Opportunities VIP
                                                 (formerly,  "Scudder Global
                                                 Discovery Portfolio")

                                   2.00%      DWS International Select Equity
                                              VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                   2.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   2.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   2.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

                                   1.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth  Portfolio")

GROWTH FOCUS                      40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  30.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                  15.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                  15.00%      DWS Oak Strategic Equity VIP
                                                 (formerly, "SVS Oak Strategic
                                                 Equity Portfolio")

SECTOR FOCUS                      40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  15.00%      DWS Health Care VIP
                                                 (formerly, "Scudder Health
                                                 Sciences Portfolio")

                                  15.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                  15.00%      DWS Technology VIP
                                                 (formerly, "Scudder Technology
                                                 Growth Portfolio")

                                  15.00%      DWS Dreman Financial Services VIP
                                                 (formerly, "SVS Dreman
                                                 Financial Services Portfolio")

US ALL-CAPITALIZATION             40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  15.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                  15.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth  Portfolio")

                                  15.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                  15.00%      DWS Turner Mid Cap Growth VIP
                                                 (formerly, "SVS Turner Mid Cap
                                                 Growth Portfolio")

                              PERCENTAGE OF
   MODEL ALLOCATION NAME        ALLOCATION                 FUND NAME
   ---------------------      -------------                ---------

VALUE FOCUS                       40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  15.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                  15.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                  15.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                  15.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN FUND PROSPECTUSES CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Guaranteed Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of The Code. We reserve the right to make any changes we deem necessary to comply with The Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income

Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

Life Expectancy Distributions - Guaranteed Principal Plus

The Company's Life Expectancy Amount for each year is equal to the greater of:

- the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

- the Guaranteed Withdrawal Balance as of applicable date divided by the Owner's Life Expectancy.

The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under taX law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Guaranteed Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of The Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.

NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, but the withdrawal reduces the Contract Value to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:                    THEN GUARANTEED PRINCIPAL PLUS
----------------------                    ------------------------------
1. the Deceased Owners Spouse    Continues if the Guaranteed Withdrawal Balance
                                 is greater than zero. Within 30 days following
                                 the date we determine the death benefit under
                                 the Contract, provides the Beneficiary with an
                                 option to elect to Step-Up the Guaranteed
                                 Withdrawal Balance if the death benefit on the
                                 date of determination is greater than the
                                 Guaranteed Withdrawal Balance.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death Benefit distributions will be treated as withdrawals. Some methods of Death Benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                 Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider.)

                                 Continues to impose the Guaranteed Principal
                                 Plus fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible
                                 Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

2. Not the deceased Owners       Continues in the same manner as above, except
spouse                           that Guaranteed Principal Plus does not
                                 continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to
                                 equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

                                 THEN
IF THE BENEFICIARY  IS:          GUARANTEED PRINCIPAL PLUS FOR LIFE:
-----------------------          -----------------------------------
1. The deceased Owner's spouse   Does not continue with respect to the Lifetime
and the deceased Owner is the    Income Amount, but continues with respect to
Covered Person                   the Guaranteed Withdrawal Amount if the death
                                 benefit or the Guaranteed Withdrawal Balance is
                                 greater than zero. We will automatically
                                 Step-Up the Guaranteed Withdrawal Balance to
                                 equal the initial death benefit we determine,
                                 if greater than the Guaranteed Withdrawal
                                 Balance prior to the death benefit.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                 Continues to impose the Guaranteed Principal
                                 Plus for Life fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                 Step-Up, if any, and any future Step-Ups if we increase the rate of the Guaranteed Principal
                                 Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Guaranteed Principal Plus for Life does not
is the Covered Person            continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to
                                 equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit. We will permit the Beneficiary
                                 to opt out of the initial death benefit
                                 Step-Up, if any, if we increase the rate of the
                                 Guaranteed Principal Plus for Life fee at that
                                 time.

3. The deceased Owner's spouse   Continues in the same manner as 1., except that
and the deceased Owner is not    Guaranteed Principal Plus for Life continues
the Covered Person               with respect to the Lifetime Income Amount for
                                 the Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment of
                                 any portion of the death benefit, we will
                                 determine the initial Lifetime Income
                                 Amount on an anniversary of the date we
                                 determine the death benefit after the Covered
                                 Person has reached age 65.

4. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Guaranteed Principal Plus for Life continues
is not the Covered Person        with respect to the Lifetime Income Amount for
                                 the Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment of
                                 any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount on
                                 an anniversary of the date we determine the
                                 death benefit after the Covered Person has
                                 reached age 65.

                                 In this case, Guaranteed Principal Plus for
                                 Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal
                                 Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero the date an Annuity Option under the Contract begins; or

- under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

-    the Maturity Date under a Contract issued with Guaranteed Principal Plus;
     or

-    the date an Annuity Option begins under Guaranteed Principal Plus for Life;
     or

-    termination of the Contract.

Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE EXAMPLES

We provide 3 examples on pages D-15 through D-16 that are hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus optional benefit Rider. We provide 3 other examples on pages D-16 through D-17 that are hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus for Life optional benefit Rider. None of these illustrations are representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Guaranteed Principal Plus - Examples

EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.

                                                                                              GUARANTEED WITHDRAWAL BALANCE ON
CONTRACT YEAR   PURCHASE PAYMENTS   GUARANTEED WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN   BONUS         CONTRACT ANNIVERSARY
-------------   -----------------   ----------------------------   ----------------   -----   --------------------------------
     At issue             100,000                                                                                      100,000(A)
            1                   0                          5,000(A)           5,000       0                             95,000
            2                   0                          5,000              5,000(B)    0(B)                          90,000(C)
            3                   0                          5,000              5,000       0                             85,000
            4                   0                          5,000              5,000       0                             80,000
            5                   0                          5,000              5,000       0                             75,000
           10                   0                          5,000              5,000       0                             50,000
           20                   0                          5,000              5,000       0                                  0(D)

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.

(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.

EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.

                                    GUARANTEED WITHDRAWAL                              GUARANTEED WITHDRAWAL
                                    AMOUNT AFTER PURCHASE                               BENEFIT ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS          PAYMENT          WITHDRAWAL TAKEN   BONUS        ANNIVERSARY
-------------   -----------------   ---------------------   ----------------   -----   ---------------------
     At issue             100,000                                                                    100,000
            1                   0                   5,000                  0   5,000(A)              105,000(A)
            2              10,000(B)                5,750(B)               0   5,500                 120,500
            3                   0                   6,025              6,025(C)    0(D)              114,475(C)
            4                   0                   6,025                  0   5,500                 119,975
            5                   0                   6,025                  0   5,500                 125,475

(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).

(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) =$5,750).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475). D No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).

                                                                          HYPOTHETICAL
                           GUARANTEED WITHDRAWAL                        CONTRACT VALUE ON            GUARANTEED WITHDRAWAL
                PURCHASE   AMOUNT AFTER PURCHASE                      CONTRACT ANNIVERSARY            BENEFIT ON CONTRACT
CONTRACT YEAR   PAYMENTS          PAYMENT          WITHDRAWAL TAKEN       PRIOR TO FEE       BONUS        ANNIVERSARY
-------------   --------   ---------------------   ----------------   --------------------   -----   ---------------------
     At issue    100,000                                                                                           100,000
            1          0                   5,000              5,000                102,000       0                  95,000
            2          0                   5,000              5,000                103,828       0                  90,000
            3          0                   5,000              5,000                105,781(A)    0                 105,781(A)
            4          0                   5,289(B)           5,289                 94,946       0                 100,492

                                                                          HYPOTHETICAL
                           GUARANTEED WITHDRAWAL                        CONTRACT VALUE ON            GUARANTEED WITHDRAWAL
                PURCHASE   AMOUNT AFTER PURCHASE                      CONTRACT ANNIVERSARY            BENEFIT ON CONTRACT
CONTRACT YEAR   PAYMENTS          PAYMENT          WITHDRAWAL TAKEN       PRIOR TO FEE       BONUS        ANNIVERSARY
-------------   --------   ---------------------   ----------------   --------------------   -----   ---------------------
            5          0                   5,289             10,000(C)              79,898(C)    0                  79,898(C)

(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

Guaranteed Principal Plus for Life- Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                          GUARANTEED
                                                                          WITHDRAWAL
                           GUARANTEED   LIFETIME                           BALANCE
                PURCHASE   WITHDRAWAL    INCOME    WITHDRAWAL            ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT      AMOUNT       TAKEN      BONUS   ANNIVERSARY
-------------   --------   ----------   --------   ----------   ------   -----------
   At issue     $100,000          N/A        N/A       $    0   $    0      $100,000(A)
       1               0       $5,000(A)     N/A            0    5,000(B)    105,000(C)
       2               0        5250C        N/A            0    5,000       110,000
       3               0        5,500        N/A            0    5,000       115,000
       4               0        5,750        N/A            0    5,000       120,000
       5               0        6,000        N/A            0    5,000       125,000
       6               0        6,250        N/A            0    5,000       130,000
       7               0        6,500        N/A            0    5,000       135,000
       8               0        6,750        N/A            0    5,000       140,000
       9               0        7,000        N/A            0    5,000       145,000
      10               0        7,250        N/A            0    5,000       150,000
      11               0        7,500     $7,500(D)     7,500        0       142,500
      12               0        7,500      7,500        7,500        0       135,000
      13               0        7,500      7,500        7,500        0       127,500
      14               0        7,500      7,500        7,500        0       120,000
      15               0        7,500      7,500        7,500        0       112,500
      20               0        7,500      7,500        7,500        0        75,000
      25               0        7,500      7,500        7,500        0        37,500
      30               0        7,500      7,500        7,500        0             0
      31+              0            0      7,500        7,500        0             0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                                                                                   GUARANTEED
                                                                                                   WITHDRAWAL
                           GUARANTEED WITHDRAWAL                                                    BALANCE
                PURCHASE   AMOUNT AFTER PURCHASE   LIFETIME INCOME AMOUNT   WITHDRAWAL            ON CONTRACT
CONTRACT YEAR   PAYMENTS          PAYMENT          AFTER PURCHASE PAYMENT      TAKEN      BONUS   ANNIVERSARY
-------------   --------   ---------------------   ----------------------   ----------   ------   -----------
  At issue      $100,000                      --                      N/A       $    0   $    0      $100,000
      1                0                  $5,000                   $5,000            0    5,000       105,000
      2           10,000(A)                5,750(A)                 5,750            0    5,500(B)    120,500
      3                0                   6,025                    6,025        6,025(C)     0(D)    114,475(C)
      4                0                   6,025                    6,025            0    5,500       119,975
      5                0                   6,025                    6,025            0    5,500       125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                            HYPOTHETICAL      GUARANTEED
                                                                                           CONTRACT VALUE     WITHDRAWAL
                           GUARANTEED WITHDRAWAL                                            ON CONTRACT        BALANCE
                PURCHASE   AMOUNT AFTER PURCHASE   LIFETIME INCOME AMOUNT   WITHDRAWAL   ANNIVERSARY PRIOR   ON CONTRACT
CONTRACT YEAR   PAYMENTS          PAYMENT          AFTER PURCHASE PAYMENT      TAKEN        TO RIDER FEE     ANNIVERSARY
-------------   --------   ---------------------   ----------------------   ----------   -----------------   -----------
   At issue     $100,000                  $   --                   $   --      $    --            $     --      $100,000
      1                0                   5,000                       --        5,000             102,000        95,000
      2                0                   5,000                       --        5,000             103,828        90,000(A)
      3                0                   5,000                    4,500(A)     5,000             105,781(B)    105,781(B)
      4                0                   5,289(C)                 5,289(C)     5,289              94,946       100,492
      5                0                   5,289                    5,289       10,000(C)           79,898        79,898
      6                0                   3,995(D)                 3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR Contract. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     John Hancock USA
     Guaranteed Retirement Income Benefit II
     Guaranteed Retirement Income Benefit III

     John Hancock New York
     Guaranteed Retirement Income Benefit II

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III are described below.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base: The Growth Factor Income Base is equal to (a) less
(b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME BENEFIT III Growth Factor: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME BENEFIT II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GUARANTEED RETIREMENT INCOME BENEFIT III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%
Guaranteed Retirement Income Benefit III        0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.

Hence, you should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base (GUARANTEED RETIREMENT INCOME BENEFIT II only): The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options"):

-    Life Annuity with a 10-Year Period Certain;

-    Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.

You should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                   Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

-    Wealthmark ML3 Contracts with no optional benefit Riders;

- Wealthmark ML3 Contracts with the Annual Step-Up Death Benefit optional benefit Rider;

- Wealthmark ML3 Contracts with the Enhanced Earnings Death Benefit optional benefit Rider;

- Wealthmark ML3 Contracts with the Annual Step-Up Death Benefit optional benefit Rider and the Enhanced Earnings Death Benefit optional benefit Rider.

Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
            ACCUMULATION UNIT VALUES- WEALTHMARK ML3 VARIABLE ANNUITY

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY, INVESCO VIF-UTILITIES FUND PORTFOLIO) -SERIES I SHARES
   (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year $19.308088 $15.887461 $13.749481 $12.500000       --       --       --       --       --       --
         Value at End of Year  22.190552  19.308088  15.887461  13.749481       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     58,086     43,917     29,487        509       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      9,575      9,210      6,681         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.286540  15.877680  13.747885  12.500000       --       --       --       --       --       --
         Value at End of Year  22.154734  19.286540  15.877680  13.747885       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     26,382     21,166     24,167      1,823       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     43,123     34,600     20,038         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.222027  15.848371  13.743092  12.500000       --       --       --       --       --       --
         Value at End of Year  22.047642  19.222027  15.848371  13.743092       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     42,795     29,212     22,690         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
       Value at Start of Year  19.200571  15.838617  13.741494  12.500000       --       --       --       --       --       --
         Value at End of Year  22.012076  19.200571  15.838617  13.741494       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      8,168      8,675      4,624         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
       Value at Start of Year  17.457981  14.422808  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.984421  17.457981  14.422808         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     10,481      9,605      8,079         --       --       --       --       --       --       --
ALGER AMERICAN BALANCED PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  17.695994  14.946458  12.797948  12.500000       --       --       --       --       --       --
         Value at End of Year  16.308066  17.695994  14.946458  12.797948       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    368,707     92,140    288,197      7,280       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     36,092      6,431     24,611         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  17.676252  14.937246  12.796458  12.500000       --       --       --       --       --       --
         Value at End of Year  16.281712  17.676252  14.937246  12.796458       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    113,502     43,928    168,446     11,414       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     98,839     35,475     77,986         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  17.617102  14.909664  12.791987  12.500000       --       --       --       --       --       --
         Value at End of Year  16.203000  17.617102  14.909664  12.791987       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    190,620     56,850    142,331        229       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
       Value at Start of Year  17.597434  14.900487  12.790498  12.500000       --       --       --       --       --       --
         Value at End of Year  16.176838  17.597434  14.900487  12.790498       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     29,220     10,811     25,601      1,820       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
       Value at Start of Year  15.491503  13.845925  12.500000         --       --       --       --       --       --       --
         Value at End of Year  14.986916  15.491503  13.845925         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     33,273      6,362     26,539         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  15.329011  16.673305  12.627840  12.500000       --       --       --       --       --       --
         Value at End of Year  19.871082  15.329011  16.673305  12.627840       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     74,521    380,100     47,255      3,904       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      6,651     39,200      2,364         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year $15.311881 $16.663049 $12.626368 $12.500000       --       --       --       --       --       --
         Value at End of Year  19.839027  15.311881  16.663049  12.626368       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     57,733    170,993     48,281      1,336       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     32,285    131,252     21,455         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  15.260644  16.632286  12.621953  12.500000       --       --       --       --       --       --
         Value at End of Year  19.743114  15.260644  16.632286  12.621953       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     57,644    218,711     36,084         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  15.243608  16.622052  12.620485  12.500000       --       --       --       --       --       --
         Value at End of Year  19.711227  15.243608  16.622052  12.620485       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      5,158     32,732      4,927         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  14.143465  14.654864  12.500000         --       --       --       --       --       --       --
         Value at End of Year  17.326422  14.143465  14.654864         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      5,770     34,866      4,922         --       --       --       --       --       --       --
CREDIT SUISSE TRUST-GLOBAL SMALL CAP (FORMERLY, CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
   -NAV SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  22.845737  19.685474  13.553339  12.500000       --       --       --       --       --       --
         Value at End of Year  26.101108  22.845737  19.685474  13.553339       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     35,272     29,679     16,182         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      2,595      2,517      1,714         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  22.820243  19.673365  13.551769  12.500000       --       --       --       --       --       --
         Value at End of Year  26.058984  22.820243  19.673365  13.551769       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     20,027      6,544      7,350      1,615       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      9,143      8,260      5,342         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  22.743935  19.637083  13.547045  12.500000       --       --       --       --       --       --
         Value at End of Year  25.933056  22.743935  19.637083  13.547045       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     20,724     15,998      9,025         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  22.718553  19.625010  13.545468  12.500000       --       --       --       --       --       --
         Value at End of Year  25.891202  22.718553  19.625010  13.545468       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      1,946        997      1,051         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  19.899042  17.215287  12.500000         --       --       --       --       --       --       --
         Value at End of Year  22.644064  19.899042  17.215287         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      1,333      3,721      4,148         --       --       --       --       --       --       --
CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO (SCUDDER PRODUCTS ONLY) -NAV
SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  23.034941  18.745555  13.338013  12.500000       --       --       --       --       --       --
         Value at End of Year  28.988695  23.034941  18.745555  13.338013       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    108,536     89,794     41,627      1,415       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      5,372      5,237      4,334         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  23.009229  18.734018  13.336460  12.500000       --       --       --       --       --       --
         Value at End of Year  28.941907  23.009229  18.734018  13.336460       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     48,262     43,663     30,398      1,931       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     48,759     37,824     17,461         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  22.932281  18.699447  13.331808  12.500000       --       --       --       --       --       --
         Value at End of Year  28.802050  22.932281  18.699447  13.331808       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     82,873     68,804     41,011         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  22.906689  18.687943  13.330249  12.500000       --       --       --       --       --       --
         Value at End of Year  28.755588  22.906689  18.687943  13.330249       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      8,025      9,152     11,128        189       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $21.712365 $17.740227 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  27.215609  21.712365  17.740227         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     11,922     11,714      3,229         --       --       --       --       --       --       --
DREYFUS I.P. MIDCAP STOCK PORTFOLIO (SCUDDER PRODUCTS ONLY)SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  20.108509  17.897178  13.838308  12.500000       --       --       --       --       --       --
         Value at End of Year  21.547849  20.108509  17.897178  13.838308       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    361,351    371,746    204,190     12,405       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     21,300     21,494      6,884         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  20.086053  17.886154  13.836696  12.500000       --       --       --       --       --       --
         Value at End of Year  21.513056  20.086053  17.886154  13.836696       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    207,246    204,305    190,212      5,696       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    133,225    128,546     85,434         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  20.018865  17.853154  13.831872  12.500000       --       --       --       --       --       --
         Value at End of Year  21.409066  20.018865  17.853154  13.831872       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    208,076    204,728    109,344         74       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.996540  17.842179  13.830261  12.500000       --       --       --       --       --       --
         Value at End of Year  21.374547  19.996540  17.842179  13.830261       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     27,561     26,678     24,688        666       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  17.226952  15.394109  12.500000         --       --       --       --       --       --       --
         Value at End of Year  18.386587  17.226952  15.394109         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     43,018     41,759     38,052         --       --       --       --       --       --       --
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SCUDDER PRODUCTS ONLY)SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  17.737606  17.022495  13.761587  12.500000       --       --       --       --       --       --
         Value at End of Year  18.033028  17.737606  17.022495  13.761587       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      6,086      5,922      5,792         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      2,432      2,585      2,344         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  17.717811  17.012020  13.759985  12.500000       --       --       --       --       --       --
         Value at End of Year  18.003934  17.717811  17.012020  13.759985       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     10,500     11,409     12,285      1,307       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      9,384     16,936      6,583         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  17.658505  16.980607  13.755178  12.500000       --       --       --       --       --       --
         Value at End of Year  17.916857  17.658505  16.980607  13.755178       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     21,804     22,969     20,277         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  17.638805  16.970165  13.753582  12.500000       --       --       --       --       --       --
         Value at End of Year  17.887943  17.638805  16.970165  13.753582       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      1,099      1,099        597         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.237283  14.681750  12.500000         --       --       --       --       --       --       --
         Value at End of Year  15.429405  15.237283  14.681750         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      2,584      2,624      1,433         --       --       --       --       --       --       --
SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO THE SCUDDER SMALL CAP
   GROWTH PORTFOLIO EFF. 5-1-2005) -CLASS B SHARES (units first credited 9-16-2002)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
       Value at Start of Year         --  17.519286  13.659596  12.500000       --       --       --       --       --       --
         Value at End of Year         --  19.057226  17.519286  13.659596       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     52,390     44,591      1,978       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     13,878      7,709         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year         -- $17.508503 $13.658008 $12.500000       --       --       --       --       --       --
         Value at End of Year         --  19.035961  17.508503  13.658008       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     35,126     39,875        989       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     16,075     12,038         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year         --  17.476198  13.653242  12.500000       --       --       --       --       --       --
         Value at End of Year         --  18.972264  17.476198  13.653242       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     43,020     16,675         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  17.465435  13.651655  12.500000       --       --       --       --       --       --
         Value at End of Year         --  18.951082  17.465435  13.651655       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     18,292     18,151         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year         --  14.926068  12.500000         --       --       --       --       --       --       --
         Value at End of Year         --  16.171374  14.926068         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     16,891      6,360         --       --       --       --       --       --       --
SCUDDER BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  19.097553  16.802492  13.475342  12.500000       --       --       --       --       --       --
         Value at End of Year  20.604689  19.097553  16.802492  13.475342       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    249,612    258,874    110,482      5,238       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     47,550     49,637     24,103         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.076241  16.792152  13.473780  12.500000       --       --       --       --       --       --
         Value at End of Year  20.571437  19.076241  16.792152  13.473780       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     88,045     90,235     77,659      2,598       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     95,205     98,946     58,217         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.012435  16.761158  13.469073  12.500000       --       --       --       --       --       --
         Value at End of Year  20.471992  19.012435  16.761158  13.469073       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    216,795    180,119     74,026        149       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  18.991197  16.750839  14.717109  12.500000       --       --       --       --       --       --
         Value at End of Year  20.438928  18.991197  16.750839  13.467503       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     33,878     33,066     21,653         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  16.983992  15.002953  12.500000         --       --       --       --       --       --       --
         Value at End of Year  18.251404  16.983992  15.002953         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     30,527     31,439     21,845         --       --       --       --       --       --       --
SCUDDER CAPITAL GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  17.989187  17.004404  13.664030  12.500000       --       --       --       --       --       --
         Value at End of Year  19.202076  17.989187  17.004404  13.664030       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    652,355    203,532    104,484      3,571       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     52,673     14,987      6,422         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  17.969098  16.993933  13.662440  12.500000       --       --       --       --       --       --
         Value at End of Year  19.171079  17.969098  16.993933  13.662440       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    208,823     85,675     80,902      4,372       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    130,128     46,507     29,790         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  17.908975  16.962566  13.657668  12.500000       --       --       --       --       --       --
         Value at End of Year  19.078380  17.908975  16.962566  13.657668       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    436,457    102,830     50,669         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  17.888988  16.952127  13.656079  12.500000       --       --       --       --       --       --
         Value at End of Year  19.047597  17.888988  16.952127  13.656079       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     44,171     16,100     15,682         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $15.315471 $14.535228 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.283035  15.315471  14.535228         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     56,918     20,395     10,952         --       --       --       --       --       --       --
SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
       Value at Start of Year  13.031564  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.271571  13.031564         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    106,688     28,399         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     26,228         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.029123  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.262468  13.029123         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     18,029         --         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     26,391         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.021790  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.235200  13.021790         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    104,639      6,918         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year         --  13.019344         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  13.012018  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.198909  13.012018         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      2,942         --         --         --       --       --       --       --       --       --
SCUDDER FIXED INCOME PORTFOLIO (FORMERLY, SCUDDER INVESTMENT GRADE BOND PORTFOLIO)
   -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  13.350525  13.038355  12.653080  12.500000       --       --       --       --       --       --
         Value at End of Year  13.375810  13.350525  13.038355  12.653080       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  1,339,463  1,340,821    629,858     15,344       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     73,130     71,271     62,200         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.335619  13.030324  12.651613  12.500000       --       --       --       --       --       --
         Value at End of Year  13.354221  13.335619  13.030324  12.651613       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    469,960    491,816    501,320     29,070       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    272,901    274,889    139,561         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.290954  13.006236  12.647192  12.500000       --       --       --       --       --       --
         Value at End of Year  13.289591  13.290954  13.006236  12.647192       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    704,236    671,242     63,531         81       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  13.276119  12.998224  12.645718  12.500000       --       --       --       --       --       --
         Value at End of Year  13.268137  13.276119  12.998224  12.645718       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    208,866    203,422    150,022      1,643       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  12.863403  12.613118  12.500000         --       --       --       --       --       --       --
         Value at End of Year  12.836449  12.863403  12.613118         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     94,579     94,161     43,047         --       --       --       --       --       --       --
SCUDDER GLOBAL BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
       Value at Start of Year  19.426902  17.275013  13.617940  12.500000       --       --       --       --       --       --
         Value at End of Year  23.409063  19.426902  17.275013  13.617940       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     93,386     82,174     52,696        690       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     20,000     20,663     12,509         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year $19.405219 $17.264383 $13.616358 $12.500000       --       --       --       --       --       --
         Value at End of Year  23.371291  19.405219  17.264383  13.616358       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     49,463     39,657     39,728      1,208       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     49,087     21,540     15,610         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.340299  17.232515  13.611606  12.500000       --       --       --       --       --       --
         Value at End of Year  23.258313  19.340299  17.232515  13.611606       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     53,259     42,511     21,767         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.318708  17.221904  13.610021  12.500000       --       --       --       --       --       --
         Value at End of Year  23.220774  19.318708  17.221904  13.610021       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      6,928      8,144      7,338         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  17.767782  15.863150  12.500000         --       --       --       --       --       --       --
         Value at End of Year  21.324683  17.767782  15.863150         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      8,466      6,033      4,222         --       --       --       --       --       --       --
SCUDDER GLOBAL DISCOVERY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  25.382831  20.959795  14.323107  12.500000       --       --       --       --       --       --
         Value at End of Year  29.478783  25.382831  20.959795  14.323107       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    141,483    125,402     48,061      1,397       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      6,020      6,468      3,304         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  25.354506  20.946907  14.321443  12.500000       --       --       --       --       --       --
         Value at End of Year  29.431225  25.354506  20.946907  14.321443       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     58,308     36,969     36,537      3,797       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     39,558     24,758     11,343         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  25.269717  20.908264  14.316452  12.500000       --       --       --       --       --       --
         Value at End of Year  29.288984  25.269717  20.908264  14.316452       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     70,299     52,156     23,743         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  25.241513  20.895405  14.314791  12.500000       --       --       --       --       --       --
         Value at End of Year  29.241717  25.241513  20.895405  14.314791       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     37,857     37,368     34,209         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  20.632821  17.105940  12.500000         --       --       --       --       --       --       --
         Value at End of Year  23.866956  20.632821  17.105940         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     22,214     20,638     15,023         --       --       --       --       --       --       --
SCUDDER GOVERNMENT AND AGENCY SECURITIES PORTFOLIO (FORMERLY, SCUDDER GOVERNMET SECURITIES PORTFOLIO)
   -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  12.840019  12.630000  12.609447  12.500000       --       --       --       --       --       --
         Value at End of Year  12.913340  12.840019  12.630000  12.609447       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  1,194,306  1,236,916    613,208     54,665       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     38,215     34,689     21,177         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  12.825671  12.622215  12.607976  12.500000       --       --       --       --       --       --
         Value at End of Year  12.892480  12.825671  12.622215  12.607976       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    285,666    313,687    426,963     46,033       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     96,255     99,313     77,214         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  12.782733  12.598887  12.603573  12.500000       --       --       --       --       --       --
         Value at End of Year  12.830117  12.782733  12.598887  12.603573       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    191,099    223,548    161,818      8,466       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  12.768438  12.591122  12.602109  12.500000       --       --       --       --       --       --
         Value at End of Year  12.809374  12.768438  12.591122  12.602109       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     65,757     70,453     81,841      6,170       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $12.598247 $12.441999 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  12.619733  12.598247  12.441999         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     48,609     42,959     63,586         --       --       --       --       --       --       --
SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
       Value at Start of Year  13.466385  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.916458  13.466385         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  2,911,360    576,951         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    320,545    198,969         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.463866  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.906916  13.463866         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     34,656         --         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    288,834    102,256         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.456285  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.878311  13.456285         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  2,125,079    455,015         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year         --  13.453763         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  13.446193  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.840286  13.446193         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     78,561      2,363         --         --       --       --       --       --       --       --
SCUDDER GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  18.369714  17.012338  13.666929  12.500000       --       --       --       --       --       --
         Value at End of Year  19.105866  18.369714  17.012338  13.666929       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    288,561    215,234     89,983      4,539       --       --       --       --       --       --
 NYWealthmark ML3 No. of Units    22,319     33,157      9,182         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  18.349213  17.001872  13.665335  12.500000       --       --       --       --       --       --
         Value at End of Year  19.075024  18.349213  17.001872  13.665335       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    157,919     81,146     73,891      6,457       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     91,715     73,935     27,906         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  18.287843  16.970493  13.660571  12.500000       --       --       --       --       --       --
         Value at End of Year  18.982819  18.287843  16.970493  13.660571       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    171,714    119,873     38,618        145       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  18.267412  16.960034  13.658976  12.500000       --       --       --       --       --       --
         Value at End of Year  18.952177  18.267412  16.960034  13.658976       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     64,740     12,479     12,381         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.778530  14.671334  12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.345530  15.778530  14.671334         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     41,765     34,892     28,496         --       --       --       --       --       --       --
SCUDDER GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
       Value at Start of Year         --  16.696827  13.667835  12.500000       --       --       --       --       --       --
         Value at End of Year         --  17.207057  16.696827  13.667835       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    156,378     65,710        929       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     17,388      6,778         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year         -- $16.686543 $13.666240 $12.500000       --       --       --       --       --       --
         Value at End of Year         --  17.187835  16.686543  13.666240       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     51,876     48,141      5,290       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     28,823     10,729         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year         --  16.655741  13.661467  12.500000       --       --       --       --       --       --
         Value at End of Year         --  17.130329  16.655741  13.661467       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    127,798     37,314        103       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  16.645508  13.659883  12.500000       --       --       --       --       --       --
         Value at End of Year         --  17.111223  16.645508  13.659883       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --      9,105      8,947      2,626       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year         --  14.286326  12.500000         --       --       --       --       --       --       --
         Value at End of Year         --  14.663956  14.286326         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     23,265     13,377         --       --       --       --       --       --       --
SCUDDER GROWTH STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
       Value at Start of Year  13.702437  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.289924  13.702437         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  2,995,589    549,614         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    211,262     41,752         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.699866  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.280125  13.699866         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     30,881     13,412         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    634,841    196,782         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.692158  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.250751  13.692158         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  2,878,052    851,901         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  13.689588  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.240979  13.689588         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      7,367         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  13.681896  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.211708  13.681896         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     95,771     29,365         --         --       --       --       --       --       --       --
SCUDDER HEALTH SCIENCES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  18.325125  17.066587  13.024572  12.500000       --       --       --       --       --       --
         Value at End of Year  19.479041  18.325125  17.066587  13.024572       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    119,727    132,572     72,017      5,869       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     17,983     17,733     11,693         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  18.304664  17.056079  13.023056  12.500000       --       --       --       --       --       --
         Value at End of Year  19.447585  18.304664  17.056079  13.023056       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     77,854     84,919     78,571      4,413       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     80,140     70,620     45,296         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  18.243427  17.024611  13.018514  12.500000       --       --       --       --       --       --
         Value at End of Year  19.353561  18.243427  17.024611  13.018514       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     90,519    104,436     51,011         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  18.223050  17.014119  13.016994  12.500000       --       --       --       --       --       --
         Value at End of Year  19.322303  18.223050  17.014119  13.016994       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     20,471     22,627     13,878        559       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $15.882498 $14.851180 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.815387  15.882498  14.851180         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     15,398     21,072     20,249         --       --       --       --       --       --       --
SCUDDER HIGH INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  17.875211  16.214878  13.278660  12.500000       --       --       --       --       --       --
         Value at End of Year  18.183705  17.875211  16.214878  13.278660       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    532,529    618,499    509,453     14,158       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      2,384     31,347     16,706         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  17.855269  16.204901  13.277116  12.500000       --       --       --       --       --       --
         Value at End of Year  18.154357  17.855269  16.204901  13.277116       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    227,019    293,153    305,817     27,805       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    110,349    139,187     82,546         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  17.795511  16.174982  13.272482  12.500000       --       --       --       --       --       --
         Value at End of Year  18.066554  17.795511  16.174982  13.272482       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    266,362    154,093    198,132         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  17.775650  16.165026  13.270938  12.500000       --       --       --       --       --       --
         Value at End of Year  18.037392  17.775650  16.165026  13.270938       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     63,910     66,331     55,532        832       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.143753  13.792324  12.500000         --       --       --       --       --       --       --
         Value at End of Year  15.343766  15.143753  13.792324         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     64,500     84,668     62,990         --       --       --       --       --       --       --
SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
       Value at Start of Year  13.242763  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.596594  13.242763         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    659,423    199,338         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     46,225      1,357         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.240279  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.587284  13.240279         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    146,982     54,506         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.232832  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.559333  13.232832         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    460,756     93,811         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year         --  13.230348         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  13.222909  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.522177  13.222909         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     32,776     16,835         --         --       --       --       --       --       --       --
SCUDDER INTERNATIONAL PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
       Value at Start of Year  19.122918  16.725489  13.334235  12.500000       --       --       --       --       --       --
         Value at End of Year  21.767100  19.122918  16.725489  13.334235       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    311,749    323,239    100,782      7,802       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     32,982     32,228     15,133         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.101569  16.715194  13.332685  12.500000       --       --       --       --       --       --
         Value at End of Year  21.731956  19.101569  16.715194  13.332685       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    101,903    101,286     93,700      9,752       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     80,482    104,641     47,796         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year $19.037659 $16.684339 $13.328040 $12.500000       --       --       --       --       --       --
         Value at End of Year  21.626894  19.037659  16.684339  13.328040       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    291,380    269,088     94,320         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.016402  16.674061  13.326481  12.500000       --       --       --       --       --       --
         Value at End of Year  21.591983  19.016402  16.674061  13.326481       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     23,003     26,146     24,853      1,097       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  17.886306  15.706761  12.500000         --       --       --       --       --       --       --
         Value at End of Year  20.278472  17.886306  15.706761         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     38,567     44,534     14,945         --       --       --       --       --       --       --
SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  19.984631  17.242201  13.543828  12.500000       --       --       --       --       --       --
         Value at End of Year  22.409959  19.984631  17.242201  13.543828       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    308,800    311,334    140,781      5,208       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     42,169     23,410     10,380         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.962315  17.231578  13.542248  12.500000       --       --       --       --       --       --
         Value at End of Year  22.373781  19.962315  17.231578  13.542248       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    150,540    145,660    133,915      1,326       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     79,326     75,544     27,246         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.895551  17.199779  13.537530  12.500000       --       --       --       --       --       --
         Value at End of Year  22.265628  19.895551  17.199779  13.537530       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    172,552    170,627     49,615         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.873336  17.189189  13.535953  12.500000       --       --       --       --       --       --
         Value at End of Year  22.229675  19.873336  17.189189  13.535953       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     97,955     99,809     73,354        689       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  18.550479  16.069136  12.500000         --       --       --       --       --       --       --
         Value at End of Year  20.718982  18.550479  16.069136         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     50,334     36,089     18,838         --       --       --       --       --       --       --
SCUDDER LARGE CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  19.629625  18.200872  13.997728  12.500000       --       --       --       --       --       --
         Value at End of Year  19.613598  19.629625  18.200872  13.997728       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    421,484    421,394    133,082     13,000       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     22,948     49,465     11,078         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.607720  18.189667  13.996098  12.500000       --       --       --       --       --       --
         Value at End of Year  19.581942  19.607720  18.189667  13.996098       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    141,183    143,416    128,649      9,721       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     92,804     88,127     54,536         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.542114  18.156094  13.991219  12.500000       --       --       --       --       --       --
         Value at End of Year  18.764823  19.542114  18.156094  13.991219       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    234,362    239,378    120,189         36       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
       Value at Start of Year  19.520328  18.144939  13.989593  12.500000       --       --       --       --       --       --
         Value at End of Year  19.455829  19.520328  18.144939  13.989593       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     15,089     14,737     14,419      2,476       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  16.631297  15.482726  12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.551570  16.631297  15.482726         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     26,932     35,382     12,016         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER MERCURY LARGE CAP CORE PORTFOLIO -CLASS B SHARES (units first credited 11-15-2004)
Contracts with no Optional Benefits
       Value at Start of Year $12.960554 $12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.377812  12.960554         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      9,420        387         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  12.959734  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.369735  12.959734         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     26,716     17,695         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      5,827        238         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  12.957289  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.345569  12.957289         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     17,975     15,190         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  12.956470  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.337519  12.956470         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      1,999        646         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  12.954025  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.313403  12.954025         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      1,813        600         --         --       --       --       --       --       --       --
SCUDDER MID CAP PORTFOLIO (FORMERLY, SCUDDER AGGRESSIVE GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  19.695990  19.327045  14.725658  12.500000       --       --       --       --       --       --
         Value at End of Year  22.213524  19.695990  19.327045  14.725658       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     21,928     25,730     17,135      1,341       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      4,458      5,241      3,279         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.674020  19.315163  14.723944  12.500000       --       --       --       --       --       --
         Value at End of Year  22.177689  19.674020  19.315163  14.723944       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      9,929      8,397      7,996        470       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     37,318     42,559     28,846         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.608200  19.279525  14.718819  12.500000       --       --       --       --       --       --
         Value at End of Year  22.070475  19.608200  19.279525  14.718819       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     37,410     54,904     23,794         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.586319  19.267670  14.717109  12.500000       --       --       --       --       --       --
         Value at End of Year  22.034863  19.586319  19.267670  14.717109       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      2,821      2,640      2,489         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.354185  15.127128  12.500000         --       --       --       --       --       --       --
         Value at End of Year  17.247865  15.354185  15.127128         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      9,539      7,051      5,582         --       --       --       --       --       --       --
SCUDDER MONEY MARKET PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  12.195132  12.333747  12.486421  12.500000       --       --       --       --       --       --
         Value at End of Year  12.287487  12.195132  12.333747  12.486421       --       --       --       --       --       --
  Wealthmark ML3 No. of Units  1,049,894  1,132,609  2,332,293     43,685       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     29,771     64,828    109,602         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  12.181510  12.326153  12.484967  12.500000       --       --       --       --       --       --
         Value at End of Year  12.267642  12.181510  12.326153  12.484967       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    406,191    216,090    243,809     49,847       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     89,416     86,313    118,764         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  12.140729  12.303379  12.480608  12.500000       --       --       --       --       --       --
         Value at End of Year  12.208303  12.140729  12.303379  12.480608       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    591,828    139,381    170,743      4,801       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year $12.127139 $12.295779 $12.479151 $12.500000       --       --       --       --       --       --
         Value at End of Year  12.188561  12.127139  12.295779  12.479151       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      9,488     20,764     53,528     16,147       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  12.163868  12.351576  12.500000         --       --       --       --       --       --       --
         Value at End of Year  12.207193  12.163868  12.351576         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     47,320     81,221     35,150         --       --       --       --       --       --       --
SCUDDER REAL ESTATE SECURITIES PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits
       Value at Start of Year  19.625541  15.262686  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.788364  19.625541  15.262686         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    222,361    238,838     76,829         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     27,436     27,887     15,637         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.609278  15.257684  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.762124  19.609278  15.257684         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     35,072     36,798     18,615         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    105,394    106,198     66,435         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.560547  15.242659  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.683541  19.560547  15.242659         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    173,275    198,076     85,492         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.544334  15.237661  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.657426  19.544334  15.237661         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      3,019      5,724      3,435         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  19.495770  15.222660  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.579264  19.495770  15.222660         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     23,558     26,259     14,008         --       --       --       --       --       --       --
SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO (FORMERLY, SCUDDER INVESCO DYNAMIC GROWTH PORTFOLIO) -CLASS B SHARES
   (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  19.695990  19.154630  14.397062  12.500000       --       --       --       --       --       --
         Value at End of Year  23.386375  20.997452  19.154630  14.397062       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     49,319     44,644     31,995      1,443       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      3,302     28,017      1,737         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.674020  19.142849  14.395388  12.500000       --       --       --       --       --       --
         Value at End of Year  23.348623  20.974012  19.142849  14.395388       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     23,160     25,322     22,378         69       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     20,162     13,327      7,317         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.608200  19.107541  14.390377  12.500000       --       --       --       --       --       --
         Value at End of Year  23.235771  20.903862  19.107541  14.390377       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     31,057     31,258     28,153         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.586319  19.095788  14.388700  12.500000       --       --       --       --       --       --
         Value at End of Year  23.198283  20.880543  19.095788  14.388700       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     17,674     17,743     17,203        279       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
       Value at Start of Year  15.354185  15.458597  12.500000         --       --       --       --       --       --       --
         Value at End of Year  18.723459  16.878005  15.458597         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     10,071     13,523      5,133         --       --       --       --       --       --       --
SCUDDER SMALL CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  20.181890  18.562080  14.240551  12.500000       --       --       --       --       --       --
         Value at End of Year  21.188993  20.181890  18.562080  14.240551       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    208,844    181,262    105,727      9,273       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     27,804     16,148      6,913         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year $20.159371 $18.550650 $14.238890 $12.500000       --       --       --       --       --       --
         Value at End of Year  21.154815  20.159371  18.550650  14.238890       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    132,545     98,547     90,719      3,409       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     85,447     79,981     52,981         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  20.091934  18.516429  14.233923  12.500000       --       --       --       --       --       --
         Value at End of Year  21.052554  20.091934  18.516429  14.233923       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    214,176    171,348     94,423         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  20.069514  18.505046  14.232268  12.500000       --       --       --       --       --       --
         Value at End of Year  21.018583  20.069514  18.505046  14.232268       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     58,145     42,029     35,094        324       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  16.195923  14.955892  12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.936471  16.195923  14.955892         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     63,336     40,185     23,460         --       --       --       --       --       --       --
SCUDDER STRATEGIC INCOME PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits
       Value at Start of Year  13.523844  12.699285  12.500000         --       --       --       --       --       --       --
         Value at End of Year  13.558960  13.523844  12.699285         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    230,886    221,347     84,933         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     15,293     14,274      8,296         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.512619  12.695110  12.500000         --       --       --       --       --       --       --
         Value at End of Year  13.540955  13.512619  12.695110         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     62,126     50,428     52,122         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     90,030     68,271     45,712         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.479007  12.682585  12.500000         --       --       --       --       --       --       --
         Value at End of Year  13.487078  13.479007  12.682585         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    203,771    223,348    125,317         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  13.467826  12.678425  12.500000         --       --       --       --       --       --       --
         Value at End of Year  13.469171  13.467826  12.678425         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units        326        268         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  13.434326  12.665919  12.500000         --       --       --       --       --       --       --
         Value at End of Year  13.415576  13.434326  12.665919         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     44,932     32,323     18,105         --       --       --       --       --       --       --
SCUDDER TECHNOLOGY GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  22.555051  22.597553  15.715344  12.500000       --       --       --       --       --       --
         Value at End of Year  22.911873  22.555051  22.597553  15.715344       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     89,212     91,554     58,970      6,079       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     14,838     15,882     11,460         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  22.529871  22.583655  15.713519  12.500000       --       --       --       --       --       --
         Value at End of Year  22.874894  22.529871  22.583655  15.713519       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     42,175     48,245     45,733      3,145       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     42,274     36,402     20,389         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  22.454536  22.542022  15.708046  12.500000       --       --       --       --       --       --
         Value at End of Year  22.764327  22.454536  22.542022  15.708046       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     61,511     69,335     49,389         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  22.429494  22.528180  15.370622  12.500000       --       --       --       --       --       --
         Value at End of Year  22.727617  22.429494  22.528180  15.370622       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     19,213     18,732     16,838         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $15.960535 $16.054894 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.148508  15.960535  16.054894         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     24,594     23,030     21,323         --       --       --       --       --       --       --
SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO -CLASS B SHARES (units first credited 11-15-2004)
Contracts with no Optional Benefits
       Value at Start of Year  13.172646  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.025252  13.172646         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     19,311         76         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      4,464      4,097         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  13.171817  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  14.017380  13.171817         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      9,082         --         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units      4,030         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  13.169335  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.993790  13.169335         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     13,033      1,176         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
       5-5-2003)
       Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year         --  13.168504         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
       5-5-2003)
       Value at Start of Year  13.166022  12.500000         --         --       --       --       --       --       --       --
         Value at End of Year  13.962393  13.166022         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units        183         --         --         --       --       --       --       --       --       --
SCUDDER TOTAL RETURN PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  15.944734  15.240750  13.180398  12.500000       --       --       --       --       --       --
         Value at End of Year  16.296307  15.944734  15.240750  13.180398       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    211,422    263,064    178,292      8,885       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     20,587     26,918     72,857         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  15.926938  15.231369  13.178863  12.500000       --       --       --       --       --       --
         Value at End of Year  16.270016  15.926938  15.231369  13.178863       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    142,192    164,470    157,021     25,560       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     78,444     70,192     52,463         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  15.873631  15.203245  13.174261  12.500000       --       --       --       --       --       --
         Value at End of Year  16.191319  15.873631  15.203245  13.174261       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    121,829    134,532     98,704         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  15.855896  15.193872  13.172728  12.500000       --       --       --       --       --       --
         Value at End of Year  16.165171  15.855896  15.193872  13.172728       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     52,490     60,853     42,982      5,510       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  14.319098  13.741888  12.500000         --       --       --       --       --       --       --
         Value at End of Year  14.576573  14.319098  13.741888         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     32,609     43,671     36,506         --       --       --       --       --       --       --
SCUDDER VIT EQUITY 500 INDEX FUND -CLASS B SHARES (units first credited 9-16-2005)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  19.489590         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    448,901         --         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     63,809         --         --         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year $12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  19.458124         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    211,698         --         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    232,276         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  19.364052         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    198,500         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  19.332798         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    106,118         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  16.385842         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     76,440         --         --         --       --       --       --       --       --       --
SVS BOND PORTFOLIO -CLASS B SHARES (units first credited 9-16-2005) Contracts with no Optional Benefits
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  12.525729         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      2,217         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  12.521580         --         --         --       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     10,122         --         --         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
         Value at End of Year  12.509144         --         --         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      6,111         --         --         --       --       --       --       --       --       --
SVS DAVIS VENTURE VALUE PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  19.663551  17.942923  14.094759  12.500000       --       --       --       --       --       --
         Value at End of Year  21.127700  19.663551  17.942923  14.094759       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    533,255    542,866    255,072      7,278       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     60,398     57,154     28,434         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  19.641591  17.931869  14.093117  12.500000       --       --       --       --       --       --
         Value at End of Year  21.093602  19.641591  17.931869  14.093117       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    233,377    234,717    213,631      8,692       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    223,402    206,311     95,807         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  19.575887  17.898785  14.088206  12.500000       --       --       --       --       --       --
         Value at End of Year  20.991640  19.575887  17.898785  14.088206       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    357,567    345,565    158,768         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  19.554040  17.887773  14.086566  12.500000       --       --       --       --       --       --
         Value at End of Year  20.957754  19.554040  17.887773  14.086566       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     34,357     34,313     35,136        422       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  16.729316  15.326777  12.500000         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
         Value at End of Year  17.903461  16.729316  15.326777         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     63,245     63,755     32,030         --       --       --       --       --       --       --
SVS DREMAN FINANCIAL SERVICES PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  20.119580  18.345784  14.602147  12.500000       --       --       --       --       --       --
         Value at End of Year  19.700685  20.119580  18.345784  14.602147       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    127,484    126,618     55,303      6,278       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     12,730     13,197      9,732         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year $20.097117 $18.334497 $14.600449 $12.500000       --       --       --       --       --       --
         Value at End of Year  19.668881  20.097117  18.334497  14.600449       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     69,777     80,552     83,453      5,063       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     57,332     49,030     27,421         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  20.029882  18.300655  14.595358  12.500000       --       --       --       --       --       --
         Value at End of Year  19.573778  20.029882  18.300655  14.595358       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     78,245     83,371     50,453         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  20.007532  18.289396  14.593659  12.500000       --       --       --       --       --       --
         Value at End of Year  19.542198  20.007532  18.289396  14.593659       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     13,346     12,188      7,210        496       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.853784  14.514166  12.500000         --       --       --       --       --       --       --
         Value at End of Year  15.461920  15.853784  14.514166         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      7,574     13,071     12,376         --       --       --       --       --       --       --
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  21.055478  18.839379  14.566380  12.500000       --       --       --       --       --       --
         Value at End of Year  22.268262  21.055478  18.839379  14.566380       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    908,978    908,361    517,412     30,795       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     62,910     50,619     31,935         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  21.031961  18.827775  14.564687  12.500000       --       --       --       --       --       --
         Value at End of Year  22.232311  21.031961  18.827775  14.564687       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    528,058    517,778    515,075     19,424       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    200,184    179,443     97,274         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  20.961633  18.793042  14.559609  12.500000       --       --       --       --       --       --
         Value at End of Year  22.124863  20.961633  18.793042  14.559609       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    540,654    555,787    300,122        139       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  20.938239  18.781491  14.557921  12.500000       --       --       --       --       --       --
         Value at End of Year  22.089150  20.938239  18.781491  14.557921       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    198,992    199,812    182,964      4,434       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  17.526483  15.744807  12.500000         --       --       --       --       --       --       --
         Value at End of Year  18.462238  17.526483  15.744807         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    120,973    112,444     73,073         --       --       --       --       --       --       --
SVS DREMAN SMALL CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  23.476362  19.014587  13.646946  12.500000       --       --       --       --       --       --
         Value at End of Year  25.352160  23.476362  19.014587  13.646946       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    427,757    443,462    250,468     19,492       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     30,903     29,719     14,511         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  23.450134  19.002865  13.645356  12.500000       --       --       --       --       --       --
         Value at End of Year  25.311219  23.450134  19.002865  13.645356       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    300,996    289,488    255,377     11,420       --       --       --       --       --       --
NYWealthmark ML3 No. of Units    113,906    111,741     58,615         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  23.371730  18.967820  13.640594  12.500000       --       --       --       --       --       --
         Value at End of Year  25.188897  23.371730  18.967820  13.640594       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    285,639    266,611    137,071         38       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  23.345640  18.956153  13.639007  12.500000       --       --       --       --       --       --
         Value at End of Year  25.148251  23.345640  18.956153  13.639007       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     61,426     65,553     64,722      3,025       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $20.310102 $16.516165 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  21.845633  20.310102  16.516165         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     66,655     61,601     35,776         --       --       --       --       --       --       --
SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year         --  16.970171  13.677212  12.500000       --       --       --       --       --       --
         Value at End of Year         --  16.944308  16.970171  13.677212       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    383,345    135,219      5,712       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     31,359     17,251         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  16.925376  16.959722  13.675618  12.500000       --       --       --       --       --       --
         Value at End of Year  17.041464  16.925376  16.959722  13.675618       --       --       --       --       --       --
  Wealthmark ML3 No. of Units        132    106,477    132,995      4,673       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     85,466     42,354         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year         --  16.928419  13.670845  12.500000       --       --       --       --       --       --
         Value at End of Year         --  16.868748  16.928419  13.670845       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    196,009     54,565        103       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  16.918013  13.669256  12.500000       --       --       --       --       --       --
         Value at End of Year         --  16.849925  16.918013  13.669256       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     24,943     23,403        647       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year         --  14.472620  12.500000         --       --       --       --       --       --       --
         Value at End of Year         --  14.392702  14.472620         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     20,111      3,483         --       --       --       --       --       --       --
SVS FOCUS VALUE + GROWTH PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year         --  18.400040  14.140801  12.500000       --       --       --       --       --       --
         Value at End of Year         --  20.073120  18.400040  14.140801       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     75,044     51,572        428       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --      3,208      1,006         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year         --  18.388717  14.139159  12.500000       --       --       --       --       --       --
         Value at End of Year         --  20.050716  18.388717  14.139159       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     77,906     63,920     16,571       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     16,858      9,475         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year         --  18.354798  14.134232  12.500000       --       --       --       --       --       --
         Value at End of Year         --  19.983649  18.354798  14.134232       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     37,292     24,018         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  18.343488  14.132584  12.500000       --       --       --       --       --       --
         Value at End of Year         --  19.961327  18.343488  14.132584       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     45,933     49,080         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year         --  15.191043  12.500000         --       --       --       --       --       --       --
         Value at End of Year         --  16.506008  15.191043         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --      6,680      3,121         --       --       --       --       --       --       --
SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX FUND EFF 9-16-05)
   -CLASS B SHARES (units first credited 9-16-2002)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
       Value at Start of Year         --  17.572400  14.003321  12.500000       --       --       --       --       --       --
         Value at End of Year         --  19.009524  17.572400  14.003321       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    546,690    301,217     10,847       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --     59,762     13,146         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year         -- $17.561577 $14.001691 $12.500000       --       --       --       --       --       --
         Value at End of Year         --  18.988299  17.561577  14.001691       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    394,375    357,393     19,678       --       --       --       --       --       --
NYWealthmark ML3 No. of Units         --    232,529     84,961         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year         --  17.529169  13.996807  12.500000       --       --       --       --       --       --
         Value at End of Year         --  18.924780  17.529169  13.996807       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    490,425    223,188         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year         --  17.518377  13.995178  12.500000       --       --       --       --       --       --
         Value at End of Year         --  18.903653  17.518377  13.995178       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --    103,968     76,886     18,383       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year         --  14.892595  12.500000         --       --       --       --       --       --       --
         Value at End of Year         --  16.046093  14.892595         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units         --     72,308     55,554         --       --       --       --       --       --       --
SVS JANUS GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  18.102296  16.567538  13.532412  12.500000       --       --       --       --       --       --
         Value at End of Year  19.892367  18.102296  16.567538  13.532412       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    304,158    261,735    136,923      4,260       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     32,158     26,345     10,721         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  18.082086  16.557342  13.530838  12.500000       --       --       --       --       --       --
         Value at End of Year  19.860258  18.082086  16.557342  13.530838       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    126,807    127,576    127,278      6,019       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     51,449     45,832     31,296         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  18.021573  16.526765  13.526110  12.500000       --       --       --       --       --       --
         Value at End of Year  19.764224  18.021573  16.526765  13.526110       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    219,832    175,889     74,617         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  18.001455  16.516586  13.524537  12.500000       --       --       --       --       --       --
         Value at End of Year  19.732318  18.001455  16.516586  13.524537       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     29,470     29,122     29,948      1,127       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.693817  14.420970  12.500000         --       --       --       --       --       --       --
         Value at End of Year  17.177104  15.693817  14.420970         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     23,123     24,256     18,510         --       --       --       --       --       --       --
SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  18.981257  17.198006  13.849786  12.500000       --       --       --       --       --       --
         Value at End of Year  20.001846  18.981257  17.198006  13.849786       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     87,125     58,106     44,937      2,554       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     40,674      4,273      2,064         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  18.960063  17.187413  13.848177  12.500000       --       --       --       --       --       --
         Value at End of Year  19.969562  18.960063  17.187413  13.848177       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     35,559     32,694     36,748      1,485       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     14,764     13,106     10,161         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  18.896649  16.526765  13.526110  12.500000       --       --       --       --       --       --
         Value at End of Year  19.873037  18.896649  16.526765  13.526110       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     48,547     61,632     41,597         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  18.875558  17.145147  13.841733  12.500000       --       --       --       --       --       --
         Value at End of Year  19.840962  18.875558  17.145147  13.841733       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     17,907     19,718     19,367      2,812       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year $15.998950 $14.554111 $12.500000         --       --       --       --       --       --       --
         Value at End of Year  16.792110  15.998950  14.554111         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     37,551     14,969     11,907         --       --       --       --       --       --       --
SVS MFS STRATEGIC VALUE PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002) Contracts with no Optional Benefits
       Value at Start of Year  20.793075  18.006934  14.488821  12.500000       --       --       --       --       --       --
         Value at End of Year  19.414587  20.793075  18.006934  14.488821       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    293,618    295,670     90,342      2,581       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     39,679     50,229     17,343         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  20.769867  17.995848  14.487138  12.500000       --       --       --       --       --       --
         Value at End of Year  19.383242  20.769867  17.995848  14.487138       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     60,509     69,576     69,327      4,525       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     85,963     92,730     43,294         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  20.700406  17.962642  14.482088  12.500000       --       --       --       --       --       --
         Value at End of Year  19.289552  20.700406  17.962642  14.482088       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    211,714    204,668     50,734         99       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  20.677279  17.951585  14.480405  12.500000       --       --       --       --       --       --
         Value at End of Year  19.258387  20.677279  17.951585  14.480405       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     26,709     23,379     23,402        498       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  17.175556  14.933894  12.500000         --       --       --       --       --       --       --
         Value at End of Year  15.973039  17.175556  14.933894         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     37,364     37,108     22,316         --       --       --       --       --       --       --
SVS OAK STRATEGIC EQUITY PORTFOLIO -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
       Value at Start of Year  22.314400  22.489159  15.330888  12.500000       --       --       --       --       --       --
         Value at End of Year  20.962644  22.314400  22.489159  15.330888       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    143,559    158,792     65,627      3,032       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     15,667     16,222      5,014         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year  22.289494  22.475335  15.329108  12.500000       --       --       --       --       --       --
         Value at End of Year  20.928806  22.289494  22.475335  15.329108       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     45,333     54,582     51,727      6,840       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     29,398     30,747     22,739         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  22.214944  22.433891  15.323762  12.500000       --       --       --       --       --       --
         Value at End of Year  20.827632  22.214944  22.433891  15.323762       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    113,489    111,979     47,151         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  22.190153  22.420093  15.321982  12.500000       --       --       --       --       --       --
         Value at End of Year  20.794019  22.190153  22.420093  15.321982       --       --       --       --       --       --
  Wealthmark ML3 No. of Units      6,134      5,448      4,374        234       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  15.530856  15.715414  12.500000         --       --       --       --       --       --       --
         Value at End of Year  14.531941  15.530856  15.715414         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     48,302     49,426     22,921         --       --       --       --       --       --       --
SVS TURNER MIDCAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with no Optional Benefits
       Value at Start of Year  22.147940  20.353128  13.973493  12.500000       --       --       --       --       --       --
         Value at End of Year  24.237151  22.147940  20.353128  13.973493       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    151,119    143,500     93,534      5,464       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     36,903      8,608      2,379         --       --       --       --       --       --       --

                                 YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                               12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                              ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
       Value at Start of Year $22.123241 $20.340617 $13.971871 $12.500000       --       --       --       --       --       --
         Value at End of Year  24.198045  22.123241  20.340617  13.971871       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     97,575    102,242     94,514      4,426       --       --       --       --       --       --
NYWealthmark ML3 No. of Units     53,787     55,856     30,330         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or
   Contracts with EER (all issue dates)
       Value at Start of Year  22.049229  20.303084  13.966986  12.500000       --       --       --       --       --       --
         Value at End of Year  24.081066  22.049229  20.303084  13.966986       --       --       --       --       --       --
  Wealthmark ML3 No. of Units    103,695    103,741     52,488         --       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to
   5-5-2003)
       Value at Start of Year  22.024621  20.290595  13.965366  12.500000       --       --       --       --       --       --
         Value at End of Year  24.042209  22.024621  20.290595  13.965366       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     11,734     11,657     11,154        471       --       --       --       --       --       --
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after
   5-5-2003)
       Value at Start of Year  17.768938  16.394608  12.500000         --       --       --       --       --       --       --
         Value at End of Year  19.367702  17.768938  16.394608         --       --       --       --       --       --       --
  Wealthmark ML3 No. of Units     39,126     18,521     17,516         --       --       --       --       --       --       --